March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds IV
• BlackRock Systematic Multi-Strategy Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2024-B, Class C, 5.06%, 09/15/29	$4,500	$ 4,502,348
Series 2024-B, Class D, 5.50%, 09/15/29	5,500	5,503,027
Series 2024-X1, Class C, 6.57%, 05/15/29	195	194,516
Series 2024-X1, Class D, 7.29%, 05/15/29	6,900	6,901,530
Series 2024-X2, Class D, 6.08%, 12/17/29	3,125	3,132,835
Series 2025-X1, Class B, 5.19%, 04/15/30	8,600	8,608,155
Series 2025-X1, Class C, 5.34%, 04/15/30	4,775	4,781,239
Series 2025-X1, Class D, 6.11%, 04/15/30	8,000	8,035,082
Affirm Master Trust(a)
Series 2025-1A, Class B, 5.13%, 02/15/33	2,500	2,507,820
Series 2025-1A, Class C, 5.28%, 02/15/33	3,410	3,414,891
Series 2025-2A, Class C, 5.26%, 07/15/33	8,100	8,109,603
Series 2025-2A, Class D, 5.60%, 07/15/33	3,750	3,756,491
Series 2025-3A, Class D, 5.09%, 10/16/34	7,500	7,439,036
Series 2026-2A, Class C, 5.26%, 04/16/35	11,400	11,397,978
Avant Loans Funding Trust(a)
Series 2024-REV1, Class A, 5.92%, 10/15/33	4,850	4,857,359
Series 2025-REV1, Class C, 6.06%, 05/15/34	2,110	2,117,291
Series 2026-REV1, Class C, 5.25%, 05/15/36	11,100	10,985,330
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	158	155,307
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class B, 8.31%, 10/21/30	4,686	4,735,897
Series 2025-A, Class A, 7.29%, 10/20/31	4,203	4,239,957
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	491,744
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(a)	8,000	8,008,291
Total Asset-Backed Securities — 1.4% (Cost: $113,900,248)		113,875,727

	Shares
Common Stocks
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(b)	661	280,720
BWX Technologies, Inc.	1,219	249,273
CAE, Inc.(b)	7,182	187,091
Carpenter Technology Corp.	659	259,745
Curtiss-Wright Corp.	403	274,491
General Dynamics Corp.	1,722	591,025
General Electric Co.	5,380	1,526,683
HEICO Corp.	1,098	301,072
Howmet Aerospace, Inc.	2,514	579,377
Huntington Ingalls Industries, Inc.	546	207,425
Kratos Defense & Security Solutions, Inc.(b)	2,549	179,730
L3Harris Technologies, Inc.	1,322	456,288
Loar Holdings, Inc.(b)	2,967	169,979
Lockheed Martin Corp.	1,314	794,169
Moog, Inc., Class A	644	188,460
Northrop Grumman Corp.	877	598,325
RTX Corp.	6,949	1,340,462
VSE Corp.	880	162,272
Woodward, Inc.	724	259,134
		8,605,721
Security	Shares	Value
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	1,490	$ 247,444
Expeditors International of Washington, Inc.	1,758	251,799
		499,243
Automobile Components — 0.0%
Gentex Corp.	8,137	177,793
Automobiles — 0.1%
Tesla, Inc.(b)	13,610	5,059,518
Beverages — 0.2%
Coca-Cola Co.	22,038	1,675,990
Coca-Cola Consolidated, Inc.	1,137	218,008
Constellation Brands, Inc., Class A	1,881	282,150
Keurig Dr. Pepper, Inc.	11,606	305,586
Monster Beverage Corp.(b)	6,421	465,266
PepsiCo, Inc.	61,207	9,504,835
		12,451,835
Biotechnology — 0.3%
AbbVie, Inc.	37,283	8,108,680
ADMA Biologics, Inc.(b)	12,290	110,733
Alnylam Pharmaceuticals, Inc.(b)	1,111	367,597
Amgen, Inc.	21,182	7,452,887
BioMarin Pharmaceutical, Inc.(b)	3,573	201,839
Exelixis, Inc.(b)	4,900	210,161
Gilead Sciences, Inc.	61,977	8,637,734
Incyte Corp.(b)	2,618	246,406
Insmed, Inc.(b)	2,141	350,096
Natera, Inc.(b)	1,386	277,186
Neurocrine Biosciences, Inc.(b)	1,756	231,335
Protagonist Therapeutics, Inc.(b)	2,165	228,191
Regeneron Pharmaceuticals, Inc.	712	550,120
Roivant Sciences Ltd.(b)	9,455	261,904
United Therapeutics Corp.(b)	538	319,023
Vertex Pharmaceuticals, Inc.(b)	1,565	698,835
		28,252,727
Broadline Retail — 0.1%
Amazon.com, Inc.(b)	26,866	5,595,382
eBay, Inc.	4,025	366,355
		5,961,737
Building Products — 0.0%
Advanced Drainage Systems, Inc.	1,346	184,577
Allegion PLC	1,449	210,525
Armstrong World Industries, Inc.	1,165	191,992
Carlisle Cos., Inc.	641	213,850
CSW Industrials, Inc.	654	170,419
Johnson Controls International PLC	4,124	540,038
Lennox International, Inc.	482	223,711
Masco Corp.	3,298	199,100
Simpson Manufacturing Co., Inc.	1,067	183,119
Trane Technologies PLC	1,433	597,188
Zurn Elkay Water Solutions Corp.	4,109	184,248
		2,898,767
Capital Markets — 0.0%
LPL Financial Holdings, Inc.	874	262,925
Moody’s Corp.	1,154	503,433
MSCI, Inc., Class A	623	335,803
S&P Global, Inc.	1,791	761,784
Tradeweb Markets, Inc., Class A	2,370	278,854
		2,142,799
Chemicals — 0.0%
Corteva, Inc.	5,274	441,486

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Ecolab, Inc.	1,868	$ 496,925
International Flavors & Fragrances, Inc.	3,310	240,140
Linde PLC	2,526	1,252,290
NewMarket Corp.	309	198,054
RPM International, Inc.	2,099	208,641
Sherwin-Williams Co.	1,634	523,779
		3,361,315
Commercial Services & Supplies — 0.0%
Casella Waste Systems, Inc., Class A(b)	2,172	172,326
Cintas Corp.	2,709	458,200
Clean Harbors, Inc.(b)	830	237,986
Copart, Inc.(b)	9,083	301,556
GFL Environmental, Inc.	5,470	228,208
RB Global, Inc.	2,527	242,213
Republic Services, Inc., Class A	2,188	479,216
Rollins, Inc.	5,014	267,798
Veralto Corp.	2,848	251,820
Waste Connections, Inc.	2,179	353,957
Waste Management, Inc.	2,614	600,671
		3,593,951
Communications Equipment — 0.1%
Arista Networks, Inc.(b)	7,531	924,656
Ciena Corp.(b)	1,169	453,841
Cisco Systems, Inc.	119,559	9,276,583
Motorola Solutions, Inc.	1,143	496,028
Ubiquiti, Inc.	514	406,209
		11,557,317
Construction & Engineering — 0.0%
API Group Corp.(b)	5,654	229,100
Dycom Industries, Inc.(b)	551	186,690
Ferrovial SE	5,711	371,500
Quanta Services, Inc.	994	545,726
Stantec, Inc.	2,277	196,733
Valmont Industries, Inc.	456	182,204
		1,711,953
Construction Materials — 0.0%
CRH PLC	4,598	483,342
Martin Marietta Materials, Inc.	541	318,476
Vulcan Materials Co.	1,188	323,492
		1,125,310
Consumer Staples Distribution & Retail — 0.3%
BJ’s Wholesale Club Holdings, Inc.(b)	2,364	232,665
Casey’s General Stores, Inc.	418	304,245
Costco Wholesale Corp.	2,218	2,210,082
Kroger Co.	87,183	6,308,562
Performance Food Group Co.(b)	2,528	216,548
Sysco Corp.	86,576	6,175,466
Target Corp.	4,095	496,314
U.S. Foods Holding Corp.(b)	2,824	260,401
Walmart, Inc.	38,763	4,817,466
		21,021,749
Containers & Packaging — 0.0%
AptarGroup, Inc.	1,499	188,904
Avery Dennison Corp.	1,253	216,368
Packaging Corp. of America	1,144	242,780
		648,052
Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	34,293	$ 3,626,485
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(b)	1,149	195,365
H&R Block, Inc.	131,192	4,164,034
Service Corp. International	20,145	1,662,164
		6,021,563
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	338,784	9,821,348
Comcast Corp., Class A	261,777	7,515,618
TELUS Corp.	19,413	249,069
Verizon Communications, Inc.	23,255	1,167,401
		18,753,436
Electric Utilities — 0.7%
Alliant Energy Corp.	12,907	926,206
American Electric Power Co., Inc.	55,079	7,219,755
Duke Energy Corp.	69,611	9,114,864
Emera, Inc.	4,658	241,611
Entergy Corp.	3,701	415,844
Evergy, Inc.	36,303	2,973,942
Exelon Corp.	165,733	8,124,232
FirstEnergy Corp.	174,637	8,847,110
Fortis, Inc.	5,234	292,005
IDACORP, Inc.	10,926	1,562,090
NextEra Energy, Inc.	11,633	1,080,473
OGE Energy Corp.	75,003	3,597,144
PG&E Corp.	18,877	331,669
Pinnacle West Capital Corp.	17,992	1,812,694
Portland General Electric Co.	172	9,077
PPL Corp.	7,657	292,497
Southern Co.	94,811	9,151,158
Xcel Energy, Inc.	7,621	605,412
		56,597,783
Electrical Equipment — 0.0%
AMETEK, Inc.	1,799	385,633
Eaton Corp. PLC	2,273	812,984
Hubbell, Inc., Class B	562	275,796
nVent Electric PLC	2,172	256,904
Rockwell Automation, Inc.	935	335,553
		2,066,870
Electronic Equipment, Instruments & Components — 0.0%
Advanced Energy Industries, Inc.	711	229,447
Amphenol Corp., Class A	6,883	869,667
Badger Meter, Inc.	1,173	178,707
Cognex Corp.	3,879	190,032
Corning, Inc.	5,518	750,282
Keysight Technologies, Inc.(b)	1,392	393,059
Teledyne Technologies, Inc.(b)	463	280,120
		2,891,314
Entertainment — 0.1%
Madison Square Garden Sports Corp., Class A(b)	640	205,696
Netflix, Inc.(b)	24,025	2,310,004
Spotify Technology SA(b)	1,285	623,110
TKO Group Holdings, Inc., Class A	1,705	343,813
Walt Disney Co.	9,816	946,066
Warner Music Group Corp., Class A	20,319	518,947
		4,947,636
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(b)	10,295	$ 4,933,364
Jack Henry & Associates, Inc.	1,330	210,193
Mastercard, Inc., Class A	4,451	2,223,987
Visa, Inc., Class A	9,645	2,915,105
		10,282,649
Food Products — 0.5%
General Mills, Inc.	199,760	7,435,067
Hershey Co.	31,236	6,493,652
Hormel Foods Corp.	359,504	8,142,766
Ingredion, Inc.	1,675	188,705
Kraft Heinz Co.	12,034	270,645
McCormick & Co., Inc.	3,681	185,670
Mondelez International, Inc., Class A	155,677	8,973,222
Post Holdings, Inc.(b)	1,792	177,157
The Campbell’s Co.	157,242	3,501,779
Tyson Foods, Inc., Class A	49,939	3,199,592
		38,568,255
Gas Utilities — 0.0%
Atmos Energy Corp.	5,930	1,095,390
National Fuel Gas Co.	2,305	216,578
ONE Gas, Inc.	4,779	411,615
Southwest Gas Holdings, Inc.	2,208	191,875
		1,915,458
Ground Transportation — 0.1%
Canadian National Railway Co.	4,490	461,438
Canadian Pacific Kansas City Ltd.	6,211	488,557
CSX Corp.	12,839	527,041
JB Hunt Transport Services, Inc.	1,242	263,180
Old Dominion Freight Line, Inc.	1,973	385,524
Uber Technologies, Inc.(b)	11,782	847,479
Union Pacific Corp.	28,869	7,004,197
		9,977,416
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	87,833	9,017,814
Alcon AG	4,278	322,347
Becton Dickinson & Co.	2,281	358,642
Boston Scientific Corp.(b)	9,302	583,701
Cooper Cos., Inc.(b)	3,002	214,643
Edwards Lifesciences Corp.(b)	4,739	379,499
Glaukos Corp.(b)	1,696	182,591
Globus Medical, Inc., Class A(b)	2,385	205,492
IDEXX Laboratories, Inc.(b)	625	351,181
Intuitive Surgical, Inc.(b)	1,972	909,072
Medtronic PLC	102,193	8,855,023
Merit Medical Systems, Inc.(b)	2,423	167,017
ResMed, Inc.	1,324	297,212
STERIS PLC	1,135	250,983
Stryker Corp.	2,227	731,770
		22,826,987
Health Care Providers & Services — 0.2%
Chemed Corp.	489	184,715
Cigna Group	10,692	2,852,091
CVS Health Corp.	39,920	2,867,054
Encompass Health Corp.	2,019	195,298
Ensign Group, Inc.	1,049	211,373
HCA Healthcare, Inc.	1,353	640,294
Labcorp Holdings, Inc.	981	261,741
Quest Diagnostics, Inc.	37,689	7,386,290
		14,598,856
Security	Shares	Value
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	1,662	$ 291,947
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.	1,845	170,238
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.	186	783,120
Chipotle Mexican Grill, Inc., Class A(b)	10,689	342,155
Darden Restaurants, Inc.	31,501	6,175,456
DoorDash, Inc., Class A(b)	2,937	440,991
Hilton Worldwide Holdings, Inc.	1,599	486,224
Marriott International, Inc., Class A	1,705	557,654
McDonald’s Corp.	3,831	1,190,636
Restaurant Brands International, Inc.	4,475	330,702
Starbucks Corp.	6,891	617,365
Texas Roadhouse, Inc.	1,224	202,131
Vail Resorts, Inc.	24,275	3,114,968
Viking Holdings Ltd.(b)	4,265	313,392
Yum! Brands, Inc.	2,268	352,629
		14,907,423
Household Durables — 0.0%
D.R. Horton, Inc.	2,426	332,896
Garmin Ltd.	1,510	350,335
NVR, Inc.(b)	36	237,234
PulteGroup, Inc.	2,145	252,273
		1,172,738
Household Products — 0.3%
Church & Dwight Co., Inc.	2,675	249,631
Colgate-Palmolive Co.	82,704	7,048,862
Kimberly-Clark Corp.	85,084	8,208,053
Procter & Gamble Co.	67,765	9,787,977
		25,294,523
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	1,811	202,687
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	3,702	836,763
Insurance — 0.1%
American Financial Group, Inc.	495	63,216
Hartford Insurance Group, Inc.	14,675	1,984,500
Old Republic International Corp.	154,574	6,167,503
		8,215,219
Interactive Media & Services — 0.1%
Alphabet, Inc., Class A	17,837	5,129,208
Match Group, Inc.	36,082	1,108,078
Meta Platforms, Inc., Class A	8,481	4,852,234
		11,089,520
IT Services — 0.1%
Amdocs Ltd.	125,885	8,215,255
CGI, Inc., Class A	3,231	236,186
Cognizant Technology Solutions Corp., Class A	4,694	287,977
International Business Machines Corp.	4,915	1,191,347
Shopify, Inc., Class A(b)	7,303	866,282
VeriSign, Inc.	1,138	282,633
		11,079,680
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	2,743	312,647
Bio-Techne Corp.	3,761	196,550
Danaher Corp.	4,190	794,424
Mettler-Toledo International, Inc.(b)	222	279,986

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	2,094	$ 1,029,264
Waters Corp.(b)	1,000	297,800
West Pharmaceutical Services, Inc.	997	249,888
		3,160,559
Machinery — 0.1%
Allison Transmission Holdings, Inc.	1,786	209,069
Atmus Filtration Technologies, Inc.	3,122	177,236
Cummins, Inc.	939	505,201
Donaldson Co., Inc.	2,412	204,706
Dover Corp.	1,394	290,579
Enpro, Inc.	776	194,504
ESCO Technologies, Inc.	728	204,837
Federal Signal Corp.	1,742	188,380
Franklin Electric Co., Inc.	1,922	177,151
Graco, Inc.	2,627	222,376
IDEX Corp.	1,163	220,447
Illinois Tool Works, Inc.	1,931	502,620
Ingersoll Rand, Inc.	3,711	297,325
ITT, Inc.	1,237	235,686
Lincoln Electric Holdings, Inc.	876	218,194
Mueller Industries, Inc.	1,914	212,071
Nordson Corp.	848	225,619
Otis Worldwide Corp.	3,675	283,269
Parker-Hannifin Corp.	772	691,125
Pentair PLC	2,489	216,817
RBC Bearings, Inc.(b)	443	240,602
Snap-on, Inc.	684	248,442
SPX Technologies, Inc.(b)	974	194,742
Watts Water Technologies, Inc., Class A	671	194,785
Westinghouse Air Brake Technologies Corp.	1,453	363,119
Xylem, Inc.	2,410	287,995
		7,006,897
Marine Transportation — 0.0%
Kirby Corp.(b)	1,558	207,027
Media — 0.1%
Fox Corp., Class A	4,705	274,772
New York Times Co., Class A	2,906	243,319
News Corp., Class A	9,321	232,373
Omnicom Group, Inc.	101,015	7,607,440
Sirius XM Holdings, Inc.	7,217	166,568
		8,524,472
Metals & Mining — 0.0%
Agnico Eagle Mines Ltd.	3,030	615,029
Alamos Gold, Inc., Class A	5,099	226,549
Barrick Mining Corp.	11,113	453,299
Franco-Nevada Corp.	1,449	357,975
Hecla Mining Co.	10,078	187,753
Kinross Gold Corp.	10,107	308,466
OR Royalties, Inc.	4,388	166,832
Reliance, Inc.	781	237,362
Royal Gold, Inc.	948	241,256
Vizsla Silver Corp.(b)	41,873	138,181
		2,932,702
Multi-Utilities — 0.4%
Ameren Corp.	8,489	933,111
CenterPoint Energy, Inc.	6,851	295,689
CMS Energy Corp.	93,332	7,240,697
Consolidated Edison, Inc.	79,545	9,002,903
Dominion Energy, Inc.	38,784	2,397,627
DTE Energy Co.	2,074	303,260
Security	Shares	Value
Multi-Utilities (continued)
NiSource, Inc.	5,847	$ 272,821
Public Service Enterprise Group, Inc.	4,254	344,361
Sempra	4,836	469,914
WEC Energy Group, Inc.	77,055	8,920,658
		30,181,041
Office REITs — 0.0%
Kilroy Realty Corp.	6,243	176,115
Oil, Gas & Consumable Fuels — 0.7%
Antero Midstream Corp.	9,554	217,831
Cameco Corp.	3,546	385,131
Cheniere Energy, Inc.	1,653	469,055
Chevron Corp.	55,346	11,451,087
ConocoPhillips	7,228	954,096
DT Midstream, Inc.(b)	35,644	4,800,178
Enbridge, Inc.	13,305	720,333
EOG Resources, Inc.	6,020	870,311
Expand Energy Corp.	2,690	295,308
Exxon Mobil Corp.	76,826	13,034,299
Kinder Morgan, Inc.	270,683	9,076,001
Pembina Pipeline Corp.	6,393	286,151
Suncor Energy, Inc.	8,745	578,132
Targa Resources Corp.	1,736	435,267
TC Energy Corp.	7,515	470,439
Texas Pacific Land Corp.	646	306,566
Uranium Energy Corp.(b)	13,769	185,882
Williams Cos., Inc.	123,432	8,983,381
		53,519,448
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	112,156	6,802,261
Eli Lilly & Co.	4,582	4,214,386
Johnson & Johnson	47,606	11,636,811
Merck & Co., Inc.	61,490	7,396,632
		30,050,090
Professional Services — 0.2%
Automatic Data Processing, Inc.	35,553	7,223,659
Broadridge Financial Solutions, Inc.	736	119,585
ExlService Holdings, Inc.(b)	6,083	185,227
Jacobs Solutions, Inc.	1,709	217,522
Leidos Holdings, Inc.	1,501	233,436
Paychex, Inc.	49,329	4,544,187
Thomson Reuters Corp.	3,564	320,689
Verisk Analytics, Inc., Class A	1,442	273,619
		13,117,924
Real Estate Management & Development — 0.0%
CoStar Group, Inc.(b)	5,657	228,203
Residential REITs — 0.2%
American Homes 4 Rent, Class A	31,505	879,619
Camden Property Trust	17,065	1,666,568
Equity Residential	16,467	974,023
Essex Property Trust, Inc.	3,625	877,250
Mid-America Apartment Communities, Inc.	54,122	6,609,379
UDR, Inc.	53,955	1,822,600
		12,829,439
Retail REITs — 0.2%
Regency Centers Corp.	109,066	8,251,934
Simon Property Group, Inc.	21,583	4,025,877
		12,277,811
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.	4,319	1,476,191
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	17,027	$ 5,270,027
Cirrus Logic, Inc.(b)	1,413	204,348
Lam Research Corp.	6,789	1,450,538
MACOM Technology Solutions Holdings, Inc., Class H(b)	1,122	249,163
Monolithic Power Systems, Inc.	378	413,286
NVIDIA Corp.	30,335	5,290,424
QUALCOMM, Inc.	10,878	1,400,869
Skyworks Solutions, Inc.	69,406	3,716,691
Teradyne, Inc.	1,331	394,588
		19,866,125
Software — 0.1%
Appfolio, Inc., Class A(b)	1,104	174,233
Cadence Design Systems, Inc.(b)	1,857	516,005
Descartes Systems Group, Inc.(b)	2,824	202,085
Dolby Laboratories, Inc., Class A	2,991	179,640
Fortinet, Inc.(b)	5,529	451,830
Gen Digital, Inc.	11,474	216,055
Guidewire Software, Inc.(b)	1,471	220,003
Manhattan Associates, Inc.(b)	1,402	186,634
Microsoft Corp.	13,598	5,033,572
Palantir Technologies, Inc., Class A(b)	11,937	1,746,144
PTC, Inc.(b)	1,614	229,979
Roper Technologies, Inc.	936	331,213
Trimble, Inc.(b)	3,501	228,370
Tyler Technologies, Inc.(b)	652	223,232
		9,938,995
Specialized REITs — 0.1%
Equinix, Inc.	649	636,176
Lamar Advertising Co., Class A	11,399	1,443,797
Public Storage	26,631	7,213,805
		9,293,778
Specialty Retail — 0.1%
AutoZone, Inc.(b)	127	428,978
Best Buy Co., Inc.	33,176	2,129,899
Home Depot, Inc.	5,129	1,686,877
Lowe’s Cos., Inc.	3,237	764,838
O’Reilly Automotive, Inc.(b)	5,754	531,152
Ross Stores, Inc.	2,348	508,647
TJX Cos., Inc.	6,295	1,005,311
Tractor Supply Co.	5,725	259,343
		7,315,045
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	20,149	5,113,615
HP, Inc.	1,871	35,942
		5,149,557
Textiles, Apparel & Luxury Goods — 0.0%
Gildan Activewear, Inc.	3,412	189,878
Tobacco — 0.0%
Altria Group, Inc.	10,078	665,047
Philip Morris International, Inc.	7,984	1,320,075
		1,985,122
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	776	205,888
Fastenal Co.	9,100	422,240
Ferguson Enterprises, Inc.	1,572	366,685
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	2,061	$ 190,168
Watsco, Inc.	605	220,093
WW Grainger, Inc.	386	421,053
		1,826,127
Water Utilities — 0.1%
American Water Works Co., Inc.	48,908	6,655,890
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	6,778	260,614
T-Mobile U.S., Inc.	35,598	7,476,648
		7,737,262
Total Common Stocks — 7.5% (Cost: $580,223,396)		619,574,740

	Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29(a)	$2,460	2,470,381
Omnicom Group, Inc.
4.20%, 03/02/29	100	98,939
2.40%, 03/01/31	1,080	966,342
		3,535,662
Aerospace & Defense — 1.0%
Boeing Co.
3.25%, 02/01/28	3,870	3,793,561
6.30%, 05/01/29	4,680	4,913,231
5.15%, 05/01/30	3,870	3,934,784
General Dynamics Corp.
3.50%, 04/01/27	3,532	3,512,937
3.75%, 05/15/28	1,243	1,235,042
Honeywell Aerospace, Inc., 3.90%, 03/16/28(a)	12,450	12,358,319
L3Harris Technologies, Inc., 5.05%, 06/01/29	390	396,780
Lockheed Martin Corp.
4.15%, 08/15/28	250	250,183
4.40%, 08/15/30	3,390	3,392,665
4.75%, 02/15/34	28,270	28,345,961
Moog, Inc., 4.25%, 12/15/27(a)	145	144,916
Northrop Grumman Corp., 4.60%, 02/01/29	260	261,675
RTX Corp.
4.13%, 11/16/28	2,230	2,220,638
5.75%, 01/15/29	1,045	1,084,086
6.00%, 03/15/31	1,530	1,626,238
6.10%, 03/15/34	350	376,897
TransDigm, Inc.(a)
6.75%, 08/15/28	2,730	2,763,142
6.38%, 03/01/29	4,700	4,787,716
6.88%, 12/15/30	4,500	4,610,916
6.25%, 01/31/34	160	161,765
6.75%, 01/31/34	445	450,832
		80,622,284
Automobile Components(a) — 0.2%
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31	1,560	1,466,010

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	$6,571	$ 6,803,778
IHO Verwaltungs GmbH, (7.75% PIK), 7.75%, 11/15/30(c)	1,864	1,894,549
Phinia, Inc.
6.75%, 04/15/29	1,631	1,660,445
6.63%, 10/15/32	3,594	3,652,909
		15,477,691
Automobiles — 1.6%
American Honda Finance Corp.
4.55%, 07/09/27	4,840	4,842,008
4.55%, 03/03/28	4,840	4,837,945
4.15%, 01/08/29	470	464,257
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	8,619	6,485,798
Ford Motor Credit Co. LLC
5.92%, 03/20/28	4,840	4,901,344
4.97%, 04/06/29	1,000	987,662
5.30%, 09/06/29	4,840	4,814,746
4.00%, 11/13/30	1,940	1,805,360
5.75%, 04/06/33	5,630	5,524,996
5.87%, 10/31/35	3,380	3,245,069
General Motors Co.
6.80%, 10/01/27	2,900	2,982,742
5.63%, 04/15/30	2,900	2,981,647
General Motors Financial Co., Inc.
2.35%, 02/26/27	14,390	14,114,319
5.00%, 07/15/27	4,840	4,864,760
5.80%, 06/23/28	2,900	2,970,764
4.20%, 10/27/28	6,420	6,353,869
4.90%, 10/06/29	4,840	4,864,114
Honda Motor Co. Ltd.
2.53%, 03/10/27	4,480	4,402,829
4.69%, 07/08/30	11,020	10,935,273
5.34%, 07/08/35	10,460	10,348,807
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	3,014	3,221,486
Nissan Motor Acceptance Co. LLC(a)
6.95%, 09/15/26	692	695,410
5.63%, 09/29/28	565	554,462
6.13%, 09/30/30	1,840	1,768,315
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30	1,966	1,981,033
7.75%, 07/17/32	4,533	4,590,092
8.13%, 07/17/35	7,142	7,347,985
PACCAR Financial Corp., Series R, 3.90%, 02/05/29	260	258,027
Toyota Motor Credit Corp.
4.05%, 09/05/28	550	548,215
4.95%, 01/09/30	5,661	5,752,804
		129,446,138
Banks — 3.4%
Australia & New Zealand Banking Group Ltd., Series A, 3.92%, 12/08/28	470	466,888
Bank of Montreal
1.25%, 09/15/26	2,260	2,230,208
5.72%, 09/25/28	3,110	3,202,453
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(d)	470	467,289
Series J, (1-day SOFR + 0.89%), 4.34%, 03/19/30(d)	7,900	7,865,374
Canadian Imperial Bank of Commerce, (1-day SOFR Index + 0.79%), 4.28%, 01/29/30(d)	990	983,328
Citizens Bank NA/Providence, (1-day SOFR + 0.70%), 4.19%, 01/29/29(d)	470	467,050
Security	Par (000)	Value
Banks (continued)
Citizens Financial Group, Inc., (5-year CMT + 1.45%), 5.30%, 01/29/36(d)	$1,140	$ 1,129,737
Cooperatieve Rabobank UA, 3.96%, 10/17/28	310	308,824
Fifth Third Bancorp(d)
(1-day SOFR + 1.49%), 4.90%, 09/06/30	1,940	1,946,469
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	402,017
(1-day SOFR + 2.34%), 6.34%, 07/27/29	3,135	3,249,946
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28	2,900	2,981,972
First Citizens BancShares, Inc.(d)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	970	961,829
(1-day SOFR + 1.49%), 4.87%, 03/03/32	650	628,002
(5-year CMT + 1.85%), 5.60%, 09/05/35	970	948,053
HSBC USA, Inc., 4.65%, 06/03/28	570	573,550
Huntington National Bank, (1-day SOFR + 0.72%), 4.87%, 04/12/28(d)	620	622,096
ING Groep NV(d)
(1-day SOFR + 1.01%), 4.86%, 03/25/29	480	483,007
Series VAR, (1-day SOFR Index + 1.26%), 4.80%, 03/23/32	8,250	8,200,605
KeyCorp
2.55%, 10/01/29	440	411,285
(1-day SOFR + 1.37%), 5.31%, 01/28/37(d)	400	391,742
M&T Bank Corp.(d)
(1-day SOFR + 1.40%), 5.18%, 07/08/31	2,420	2,445,360
(1-day SOFR + 2.80%), 7.41%, 10/30/29	21,874	23,375,790
(5-year CMT + 1.43%), 5.40%, 07/30/35	1,160	1,156,269
Manufacturers & Traders Trust Co., (1-day SOFR + 0.95%), 4.76%, 07/06/28(d)	2,890	2,897,979
Morgan Stanley Private Bank NA, Class BN, (1-day SOFR + 0.76%), 4.21%, 02/08/30(d)	10,290	10,185,805
National Australia Bank Ltd., 3.85%, 12/13/28	400	396,974
National Bank of Canada, (1-day SOFR Index + 0.76%), 4.17%, 01/20/29(d)	770	765,818
PNC Bank NA, (1-day SOFR + 0.73%), 4.43%, 07/21/28(d)	4,840	4,838,152
PNC Financial Services Group, Inc.(d)
(1-day SOFR + 0.61%), 4.08%, 01/26/29	740	736,095
(1-day SOFR + 1.26%), 4.81%, 10/21/32	12,580	12,538,158
(1-day SOFR + 1.42%), 5.37%, 07/21/36	2,910	2,922,703
(1-day SOFR + 1.60%), 5.40%, 07/23/35	1,197	1,212,196
(1-day SOFR + 1.84%), 5.58%, 06/12/29	4,840	4,959,676
Regions Financial Corp.
1.80%, 08/12/28	1,940	1,820,805
(1-day SOFR + 1.49%), 5.72%, 06/06/30(d)	1,940	1,989,554
Royal Bank of Canada
1.20%, 04/27/26	1,495	1,491,789
2.05%, 01/21/27	8,000	7,872,104
5.20%, 08/01/28	1,220	1,244,176
4.95%, 02/01/29	1,840	1,871,684
5.00%, 02/01/33	1,880	1,894,491
(1-day SOFR + 0.70%), 4.00%, 11/03/28(d)	3,370	3,345,886
(1-day SOFR + 0.83%), 4.97%, 01/24/29(d)	6,940	7,004,625
(1-day SOFR + 0.89%), 4.50%, 08/06/29(d)	4,840	4,839,992
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(d)	2,900	2,931,066
Santander Holdings USA, Inc.(d)
(1-day SOFR + 1.61%), 5.47%, 03/20/29	550	557,655
(1-day SOFR + 2.14%), 6.34%, 05/31/35	5,259	5,500,350
(1-day SOFR + 2.36%), 6.50%, 03/09/29	2,900	2,990,448
Santander U.K. Group Holdings PLC(d)
(1-day SOFR + 2.60%), 6.53%, 01/10/29	970	1,000,853
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	850	842,027
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Santander U.K. Group Holdings PLC(d) (continued)
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	$1,940	$ 1,915,031
Synchrony Bank, 5.63%, 08/23/27	1,450	1,465,981
Toronto-Dominion Bank
4.69%, 09/15/27	11,595	11,655,846
4.11%, 10/13/28	620	616,665
(5-year CMT + 2.98%), 7.25%, 07/31/84(d)	2,420	2,461,672
Truist Bank(d)
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28	2,900	2,899,849
Series I, Class BN, (1-day SOFR + 0.66%), 4.14%, 01/27/29	6,580	6,544,701
Truist Financial Corp.(d)
(1-day SOFR + 0.86%), 1.89%, 06/07/29	199	188,342
(1-day SOFR + 1.62%), 5.44%, 01/24/30	4,635	4,744,196
U.S. Bancorp(d)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	12,910	13,192,080
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,492,482
U.S. Bank NA, (1-day SOFR + 0.91%), 4.73%, 05/15/28(d)	6,590	6,613,959
Wells Fargo & Co.(d)
(1-day SOFR + 0.74%), 4.18%, 01/23/30	1,240	1,229,013
(1-day SOFR + 1.07%), 5.71%, 04/22/28	4,840	4,902,433
(1-day SOFR + 1.11%), 5.24%, 01/24/31	2,631	2,681,992
(1-day SOFR + 1.37%), 4.97%, 04/23/29	9,680	9,763,933
(1-day SOFR + 1.50%), 5.20%, 01/23/30	4,840	4,915,868
(1-day SOFR + 1.50%), 3.35%, 03/02/33	1,875	1,721,598
(1-day SOFR + 1.98%), 4.81%, 07/25/28	10,404	10,447,185
(1-day SOFR + 2.10%), 2.39%, 06/02/28	3	2,928
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	18,075	16,718,988
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	13,455	12,694,509
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28	31	30,707
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	5,840	5,789,546
Westpac Banking Corp., 5.05%, 04/16/29	480	490,859
Zions Bancorp NA, (1-day SOFR + 1.06%), 4.48%, 02/09/29(d)	1,640	1,627,754
		281,358,321
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	1,160	1,174,746
Coca-Cola Co., 5.00%, 05/13/34	3,770	3,883,373
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,697,920
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,574,736
4.80%, 01/15/29	160	160,943
2.88%, 05/01/30	310	290,080
Diageo Capital PLC
2.38%, 10/24/29	405	378,728
2.00%, 04/29/30	2,710	2,455,616
5.50%, 01/24/33	18,405	19,003,506
Diageo Investment Corp., 5.13%, 08/15/30	1,490	1,521,278
Keurig Dr. Pepper, Inc., 4.35%, 05/15/28	200	199,286
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 02/16/29	4,840	4,889,212
PepsiCo, Inc., 4.10%, 01/15/29	290	289,832
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	2,171	2,109,672
		49,628,928
Biotechnology — 0.5%
Amgen, Inc.
5.15%, 03/02/28	3,870	3,926,713
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.05%, 08/18/29	$1,225	$ 1,213,531
5.25%, 03/02/30	1,110	1,139,787
3.35%, 02/22/32	3,035	2,826,009
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	6,201	6,114,186
Genmab AS/Genmab Finance LLC(a)
6.25%, 12/15/32	2,211	2,266,788
7.25%, 12/15/33	3,140	3,286,735
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	18,338,808
Royalty Pharma PLC
1.75%, 09/02/27	4,840	4,665,889
5.15%, 09/02/29	200	203,602
		43,982,048
Building Materials — 0.6%
Builders FirstSource, Inc.(a)
6.38%, 06/15/32	2,298	2,294,660
6.75%, 05/15/35	2,756	2,753,359
Carlisle Cos., Inc., 5.25%, 09/15/35	370	369,979
CRH America Finance, Inc., 5.50%, 01/09/35	16,350	16,702,670
CRH SMW Finance DAC
5.20%, 05/21/29	3,870	3,954,551
5.13%, 01/09/30	2,590	2,634,678
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,933,904
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	1,940	2,004,163
1.75%, 09/15/30	1,940	1,721,910
Martin Marietta Materials, Inc.
3.50%, 12/15/27	2,900	2,857,958
5.15%, 12/01/34	2,055	2,055,739
Masco Corp., 3.50%, 11/15/27	2,925	2,882,956
Sisecam U.K. PLC(a)
8.25%, 05/02/29	2,277	2,305,121
8.63%, 05/02/32	3,122	3,149,317
Sisecam UK PLC, 8.38%, 01/23/33(a)	2,163	2,147,470
		50,768,435
Building Products — 0.3%
Home Depot, Inc.
2.50%, 04/15/27	150	147,640
4.90%, 04/15/29	4,840	4,931,789
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	9,061,616
3.95%, 10/15/27	1,940	1,933,324
4.00%, 10/15/28	2,450	2,429,755
2.63%, 04/01/31	1,155	1,049,443
QXO Building Products, Inc., 6.75%, 04/30/32(a)	7,814	7,970,210
		27,523,777
Capital Markets — 2.1%
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,842,230
5.15%, 05/15/33	7,390	7,518,876
Apollo Global Management, Inc., 4.60%, 01/15/31	5,810	5,755,402
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,903,433
2.88%, 06/15/27	6,210	6,046,053
2.88%, 06/15/28	7,695	7,265,707
5.88%, 03/01/29	5,490	5,528,936
5.95%, 07/15/29	430	432,122
ARES Capital Corp.
5.50%, 09/01/30	4,840	4,753,690
5.10%, 01/15/31	1,750	1,682,620

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Ares Strategic Income Fund, 4.85%, 01/15/29(a)	$290	$ 280,796
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	320,954
(1-day SOFR + 0.63%), 4.03%, 01/22/30(d)	770	762,292
(1-day SOFR + 0.68%), 4.44%, 06/09/28(d)	970	971,283
(1-day SOFR + 1.15%), 3.99%, 06/13/28(d)	73	72,677
(1-day SOFR + 1.17%), 4.54%, 02/01/29(d)	4,130	4,150,609
(1-day SOFR + 1.60%), 6.32%, 10/25/29(d)	1,940	2,031,149
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(d)	2,367	2,419,959
BGC Group, Inc.
8.00%, 05/25/28	2,130	2,245,069
6.60%, 06/10/29	1,940	2,001,557
6.15%, 04/02/30	1,940	1,973,162
Blackstone Secured Lending Fund
5.88%, 11/15/27	970	973,194
5.35%, 04/13/28	2,900	2,878,102
5.30%, 06/30/30	2,420	2,341,866
Charles Schwab Corp.
1.15%, 05/13/26	2,135	2,126,424
5.88%, 08/24/26	6,560	6,597,889
2.45%, 03/03/27	1,495	1,471,946
3.20%, 01/25/28	129	126,911
2.00%, 03/20/28	13	12,471
1.65%, 03/11/31	84	73,194
2.30%, 05/13/31	394	354,406
1.95%, 12/01/31	3,118	2,713,751
2.90%, 03/03/32	148	133,989
(1-day SOFR + 0.94%), 4.34%, 11/14/31(d)	10,720	10,600,702
(1-day SOFR + 1.88%), 6.20%, 11/17/29(d)	7,484	7,821,854
(1-day SOFR + 2.21%), 5.64%, 05/19/29(d)	7,574	7,781,908
(1-day SOFR + 2.50%), 5.85%, 05/19/34(d)	2,347	2,464,974
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	2,125	1,976,215
FS KKR Capital Corp.
6.88%, 08/15/29	1,151	1,131,317
6.13%, 01/15/30	935	890,082
Goldman Sachs Private Credit Corp., 5.38%, 01/31/29(a)	330	324,362
Golub Capital BDC, Inc.
2.50%, 08/24/26	620	611,990
7.05%, 12/05/28	2,900	2,965,981
6.00%, 07/15/29	1,940	1,933,711
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29	3,721	3,658,310
10.00%, 11/15/29(a)	6,121	6,030,092
LPL Holdings, Inc.
4.90%, 04/03/28	4,120	4,132,233
5.15%, 06/15/30	3,420	3,434,880
5.65%, 03/15/35	6,855	6,796,280
Main Street Capital Corp.
6.50%, 06/04/27	1,940	1,956,594
5.40%, 08/15/28	1,940	1,927,179
Nomura Holdings, Inc.
5.84%, 01/18/28	2,900	2,962,109
6.07%, 07/12/28	460	474,473
Northern Trust Corp., 3.15%, 05/03/29	300	290,447
Osaic Holdings, Inc.(a)
6.75%, 08/01/32	280	280,035
8.00%, 08/01/33	120	118,464
State Street Corp., (1-day SOFR + 0.95%), 4.54%, 04/24/28(d)	440	440,887
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	2,960	2,991,456
Security	Par (000)	Value
Capital Markets (continued)
StoneX Group, Inc., 7.88%, 03/01/31(a)	$5,447	$ 5,657,401
TPG Operating Group II LP, 4.88%, 05/15/31	650	637,505
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	4,000	4,110,032
		172,164,192
Chemicals — 0.6%
Air Products and Chemicals, Inc.
4.30%, 06/11/28	230	230,761
2.05%, 05/15/30	1,125	1,024,333
Celanese U.S. Holdings LLC
7.20%, 11/15/33	2,472	2,636,971
7.38%, 02/15/34	3,124	3,200,613
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,009	5,986,996
Dow Chemical Co., 4.80%, 11/30/28	230	230,706
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,684,716
FMC Corp., 6.38%, 05/18/53	1,804	1,359,250
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,455,657
LYB International Finance III LLC, 5.13%, 01/15/31	260	260,316
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	765	750,274
Rain Carbon, Inc., 12.25%, 09/01/29(a)	3,261	3,355,077
Sherwin-Williams Co.
4.30%, 08/15/28	5,040	5,029,146
2.30%, 05/15/30	3,870	3,535,045
4.80%, 09/01/31	4,335	4,369,432
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	6,249,190
Tronox, Inc., 4.63%, 03/15/29(a)	10,000	8,007,051
		50,365,534
Commercial Services & Supplies — 0.6%
ADT Security Corp.(a)
4.13%, 08/01/29	3,000	2,866,047
4.88%, 07/15/32	3,150	2,942,348
5.88%, 10/15/33	1,585	1,535,088
Automatic Data Processing, Inc., 4.75%, 05/08/32	3,805	3,844,027
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
8.25%, 01/15/30	875	880,198
8.00%, 02/15/31	975	963,700
8.38%, 06/15/32	950	944,786
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	3,693	3,716,321
Deluxe Corp.(a)
8.00%, 06/01/29	4,390	4,418,579
8.13%, 09/15/29	3,992	4,144,031
FTAI Aviation Investors LLC, 7.88%, 12/01/30(a)	900	939,775
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)	2,530	2,474,285
PROG Holdings, Inc., 6.00%, 11/15/29(a)	2,262	2,148,900
Quanta Services, Inc.
2.90%, 10/01/30	4,900	4,544,994
2.35%, 01/15/32	5,895	5,134,592
RELX Capital, Inc.
4.75%, 03/27/30	4,840	4,875,840
5.25%, 03/27/35	1,090	1,102,797
United Rentals North America, Inc., 5.38%, 11/15/33(a)	753	732,202
Williams Scotsman, Inc.(a)
6.63%, 06/15/29	560	566,297
6.63%, 04/15/30	492	499,768
7.38%, 10/01/31	1,528	1,566,778
		50,841,353
Communications Equipment — 0.4%
Motorola Solutions, Inc.
5.00%, 04/15/29	170	172,225
4.60%, 05/23/29	650	650,924
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
4.85%, 08/15/30	$4,840	$ 4,873,674
2.30%, 11/15/30	850	766,150
2.75%, 05/24/31	3,485	3,167,046
5.60%, 06/01/32	11,250	11,651,889
5.40%, 04/15/34	5,765	5,834,139
5.55%, 08/15/35	4,950	5,060,837
		32,176,884
Construction & Engineering(a) — 0.1%
Dycom Industries, Inc., 4.50%, 04/15/29	1,476	1,431,699
HTA Group Ltd., 7.50%, 06/04/29	3,224	3,264,300
IHS Holding Ltd.
7.88%, 05/29/30	2,031	2,056,733
8.25%, 11/29/31	2,338	2,396,450
Tutor Perini Corp., 11.88%, 04/30/29	1,988	2,177,762
		11,326,944
Consumer Finance — 1.9%
American Express Co.
4.05%, 05/03/29	3,650	3,635,592
(1-day SOFR + 0.58%), 4.01%, 02/09/29(d)	830	824,699
(1-day SOFR + 0.87%), 4.46%, 02/10/32(d)	12,215	12,088,512
(1-day SOFR + 1.22%), 4.92%, 07/20/33(d)	5,130	5,139,372
(1-day SOFR + 1.24%), 4.80%, 10/24/36(d)	9,750	9,427,364
(1-day SOFR + 1.93%), 5.63%, 07/28/34(d)	1,440	1,471,610
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(d)	7,670	7,807,708
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	1,941	1,925,952
Capital One Financial Corp.(d)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	13,155	13,427,503
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	66,441
(1-day SOFR + 1.91%), 5.70%, 02/01/30	640	656,586
(1-day SOFR + 2.06%), 4.93%, 05/10/28	2,420	2,426,509
(1-day SOFR + 2.26%), 6.05%, 02/01/35	9,835	10,163,671
(1-day SOFR + 2.37%), 5.27%, 05/10/33	3,079	3,073,057
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	603,045
(1-day SOFR + 2.64%), 6.31%, 06/08/29	5,646	5,838,044
(1-day SOFR + 3.07%), 7.62%, 10/30/31	1,940	2,142,724
Enova International, Inc.(a)
11.25%, 12/15/28	1,000	1,057,822
9.13%, 08/01/29	3,298	3,374,131
Equifax, Inc., 4.80%, 09/15/29	5,130	5,160,143
Global Payments, Inc., 4.50%, 11/15/28	700	693,146
Mastercard, Inc.
4.55%, 03/15/28	180	181,634
2.95%, 06/01/29	260	250,589
1.90%, 03/15/31	167	148,571
4.95%, 03/15/32	8,000	8,199,939
4.55%, 01/15/35	4,385	4,307,373
OneMain Finance Corp.
7.88%, 03/15/30	2,693	2,779,115
7.50%, 05/15/31	2,500	2,513,350
7.13%, 11/15/31	4,076	4,038,487
6.75%, 03/15/32	2,299	2,230,575
6.75%, 09/15/33	1,770	1,697,169
PayPal Holdings, Inc., 4.45%, 03/06/28	180	180,380
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,774,277
4.75%, 08/01/28	290	293,075
4.25%, 05/01/29	2,420	2,414,232
2.50%, 12/01/29	115	107,976
1.25%, 08/15/30	1,905	1,660,030
4.25%, 01/15/31(a)	4,840	4,777,475
Security	Par (000)	Value
Consumer Finance (continued)
S&P Global, Inc. (continued)
2.90%, 03/01/32	$11,640	$ 10,614,645
4.80%, 12/04/35(a)	2,775	2,719,199
SLM Corp., 6.50%, 01/31/30	2,516	2,469,990
Synchrony Financial
7.25%, 02/02/33	2,821	2,881,317
(1-day SOFR + 1.40%), 5.02%, 07/29/29(d)	310	309,696
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(d)	2,420	2,458,828
		160,011,553
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos, Inc., 5.75%, 03/31/34(a)	2,450	2,396,948
Arko Corp., 5.13%, 11/15/29(a)	3,276	2,906,706
Costco Wholesale Corp., 1.60%, 04/20/30	2,425	2,194,347
Kroger Co.
2.20%, 05/01/30	40	36,508
5.00%, 09/15/34	4,110	4,058,062
Sysco Corp., 5.75%, 01/17/29	5,050	5,192,280
		16,784,851
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	2,320	2,334,013
5.10%, 03/17/30	3,870	3,906,215
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	4,695	4,299,218
Klabin Austria GmbH, 7.00%, 04/03/49(a)	3,797	3,756,678
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)	1,379	1,320,535
Packaging Corp. of America, 5.70%, 12/01/33	10,640	11,039,128
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	300	305,506
Suzano Austria GmbH, 6.00%, 01/15/29	3,290	3,359,748
		30,321,041
Distributors — 0.1%
RB Global Holdings, Inc., 6.75%, 03/15/28(a)	1,848	1,870,863
WW Grainger, Inc., 4.45%, 09/15/34	8,340	8,201,031
		10,071,894
Diversified REITs — 1.4%
American Homes 4 Rent LP, 4.25%, 02/15/28	2,230	2,217,656
American Tower Corp.
3.55%, 07/15/27	2,900	2,868,956
5.50%, 03/15/28	2,900	2,950,568
5.80%, 11/15/28	3,975	4,099,258
5.20%, 02/15/29	2,900	2,949,153
5.00%, 01/31/30	1,385	1,401,144
5.40%, 01/31/35	730	736,601
AvalonBay Communities, Inc., 1.90%, 12/01/28	210	197,533
Crown Castle, Inc.
3.65%, 09/01/27	12,023	11,879,108
3.80%, 02/15/28	1,116	1,100,031
4.80%, 09/01/28	2,900	2,914,044
4.90%, 09/01/29	140	140,778
3.30%, 07/01/30	650	609,023
2.10%, 04/01/31	6,112	5,325,245
Digital Realty Trust LP, 3.60%, 07/01/29	480	466,200
Equinix, Inc.
1.45%, 05/15/26	3,465	3,454,503
2.00%, 05/15/28	160	152,313
ERP Operating LP, 4.65%, 09/15/34	3,185	3,104,118
Extra Space Storage LP, 4.00%, 06/15/29	180	177,127
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	4,840	4,913,704
4.00%, 01/15/30	2,900	2,783,567

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc. (continued)
5.25%, 02/15/33	$11,500	$ 11,272,735
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	3,083	2,910,540
Iron Mountain, Inc.(a)
5.25%, 03/15/28	1,508	1,499,479
5.63%, 07/15/32	3,113	3,022,010
Mid-America Apartments LP
1.10%, 09/15/26	260	256,204
3.95%, 03/15/29	2,900	2,868,713
Millrose Properties, Inc.(a)
6.38%, 08/01/30	3,213	3,212,000
6.25%, 09/15/32	2,394	2,349,969
Prologis LP
4.88%, 06/15/28	1,665	1,684,624
4.75%, 06/15/33	3,435	3,406,124
Public Storage Operating Co., 5.13%, 01/15/29	290	296,886
Rithm Capital Corp.(a)
8.00%, 04/01/29	5,857	5,754,096
8.00%, 07/15/30	1,015	979,658
Sun Communities Operating LP, 2.30%, 11/01/28	2,610	2,469,970
VICI Properties LP
4.75%, 02/15/28	4,840	4,844,374
4.95%, 02/15/30	4,840	4,832,259
5.63%, 04/01/35	6,575	6,544,316
VICI Properties LP/VICI Note Co., Inc.(a)
5.75%, 02/01/27	160	160,921
3.75%, 02/15/27	615	610,317
3.88%, 02/15/29	620	602,519
4.63%, 12/01/29	100	98,313
4.13%, 08/15/30	300	287,295
		114,403,952
Diversified Telecommunication Services — 1.3%
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	3,000	3,090,966
AT&T, Inc.
2.30%, 06/01/27	1,125	1,099,682
4.35%, 03/01/29	972	972,871
2.75%, 06/01/31	10,350	9,464,395
4.55%, 11/01/32	11,500	11,304,138
British Telecommunications PLC, 5.13%, 12/04/28	200	203,056
Cipher Compute LLC, 7.13%, 11/15/30(a)	7,580	7,853,100
Cisco Systems, Inc.
4.85%, 02/26/29	2,900	2,953,107
4.75%, 02/24/30	400	407,687
4.95%, 02/24/32	5,450	5,561,836
5.05%, 02/26/34	3,320	3,368,026
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,090	1,251,831
EchoStar Corp., 10.75%, 11/30/29	5,255	5,676,718
GCI LLC, 4.75%, 10/15/28(a)	5,112	4,947,241
Sprint Capital Corp.
6.88%, 11/15/28	4,840	5,117,375
8.75%, 03/15/32	2,510	2,984,566
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(a)	2,446	2,491,216
Verizon Communications, Inc.
2.10%, 03/22/28	550	528,106
1.68%, 10/30/30	2,923	2,579,629
4.75%, 01/15/33	3,090	3,051,802
5.25%, 04/02/35	7,765	7,774,575
Viasat, Inc., 7.50%, 05/30/31(a)	6,524	6,447,069
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Windstream Services LLC, 7.50%, 10/15/33(a)	$3,837	$ 3,989,143
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	7,503	7,841,813
WULF Compute LLC, 7.75%, 10/15/30(a)	7,875	8,321,355
		109,281,303
Electric Utilities — 3.1%
AEP Texas, Inc.
3.95%, 06/01/28	50	49,491
5.45%, 05/15/29	3,150	3,230,444
5.40%, 06/01/33	775	785,333
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	568,426
AES Corp., (5-year CMT + 2.89%), 6.95%, 07/15/55(d)	1,983	1,850,098
Alabama Power Co., 3.05%, 03/15/32	1,465	1,345,834
Ameren Corp.
5.00%, 01/15/29	4,210	4,276,404
3.50%, 01/15/31	140	132,850
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,616,457
4.95%, 06/01/33	470	472,317
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	727,566
Series BB, 4.50%, 08/01/32	2,120	2,065,760
Arizona Public Service Co., 2.20%, 12/15/31	2,310	2,007,440
Atlantic City Electric Co., 4.00%, 10/15/28	50	49,635
Avangrid, Inc., 3.80%, 06/01/29	100	97,602
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	98,127
3.70%, 07/15/30	5,170	5,024,129
1.65%, 05/15/31	245	212,505
Black Hills Corp., 3.15%, 01/15/27	1,960	1,944,017
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	578,939
Series AI, 4.45%, 10/01/32	1,850	1,822,972
Series AQ, 4.95%, 08/15/35	575	568,853
CenterPoint Energy, Inc., 5.40%, 06/01/29	330	338,121
CMS Energy Corp., (5-year CMT + 4.12%), 4.75%, 06/01/50(d)	1,940	1,881,468
Commonwealth Edison Co.
2.20%, 03/01/30	170	156,192
4.90%, 02/01/33	665	670,724
5.30%, 06/01/34	3,570	3,672,538
Connecticut Light and Power Co., 4.95%, 01/15/30	1,780	1,809,838
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	3,845	3,934,348
Series 20A, 3.35%, 04/01/30	330	316,549
Consumers Energy Co.
4.70%, 01/15/30	340	343,367
4.50%, 01/15/31	1,940	1,942,376
Dominion Energy, Inc.
4.60%, 05/15/28	480	481,510
4.25%, 06/01/28	165	164,360
Series A, 1.45%, 04/15/26	621	620,242
Series B, 3.60%, 03/15/27	1,300	1,290,315
Series C, 3.38%, 04/01/30	916	874,587
Series C, 2.25%, 08/15/31	1,375	1,212,702
DTE Electric Co., Series C, 2.63%, 03/01/31	390	358,027
DTE Energy Co.
2.85%, 10/01/26	5,000	4,961,981
5.10%, 03/01/29	570	579,603
5.85%, 06/01/34	610	638,702
Series C, 3.40%, 06/15/29	122	118,012
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC, 4.95%, 01/15/33	$4,050	$ 4,111,156
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,252,985
3.15%, 08/15/27	4,840	4,767,735
4.85%, 01/05/29	3,210	3,249,342
3.40%, 06/15/29	255	246,909
2.55%, 06/15/31	3,870	3,479,458
5.75%, 09/15/33	640	665,949
Duke Energy Florida LLC, 1.75%, 06/15/30	115	102,903
Duke Energy Progress LLC
5.25%, 03/15/33	755	777,190
5.05%, 03/15/35	980	982,032
Edison International
5.75%, 06/15/27	1,940	1,954,707
5.45%, 06/15/29	250	252,257
Entergy Arkansas LLC, 5.30%, 09/15/33	720	738,254
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,208,632
Entergy Mississippi LLC, 5.00%, 09/01/33	920	923,567
Entergy Texas, Inc., 4.00%, 03/30/29	50	49,569
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	912,037
Evergy, Inc., 2.90%, 09/15/29	100	94,775
Eversource Energy
5.13%, 05/15/33	3,070	3,059,764
Series M, 3.30%, 01/15/28	1,000	979,298
Exelon Corp.
5.15%, 03/15/28	4,950	5,008,399
5.15%, 03/15/29	330	336,347
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,723,121
Florida Power & Light Co.
5.15%, 06/15/29	360	369,308
2.45%, 02/03/32	190	169,980
4.70%, 02/15/36	1,340	1,306,102
Georgia Power Co.
3.25%, 03/30/27	50	49,559
4.65%, 05/16/28	3,000	3,023,236
4.00%, 10/01/28	350	347,950
4.70%, 05/15/32	900	900,382
5.50%, 10/01/55	900	862,161
Series B, 2.65%, 09/15/29	700	662,800
Interstate Power and Light Co.
2.30%, 06/01/30	310	283,290
4.95%, 09/30/34	900	885,557
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,326,098
Jersey Central Power & Light Co., 4.15%, 01/15/29(a)	170	168,902
MidAmerican Energy Co., 3.65%, 04/15/29	310	304,383
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	6,433,711
4.12%, 09/16/27	1,940	1,936,078
5.05%, 09/15/28	790	802,328
3.70%, 03/15/29	100	98,079
2.40%, 03/15/30	1,105	1,025,989
5.80%, 01/15/33	2,350	2,486,764
Series D, 4.15%, 08/25/28	1,940	1,933,656
Series D, 4.05%, 02/09/29	290	288,081
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	645,346
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27	4,840	4,863,350
1.90%, 06/15/28	1,335	1,265,905
3.50%, 04/01/29	150	146,041
2.75%, 11/01/29	1,005	950,625
2.25%, 06/01/30	1,940	1,767,849
5.30%, 03/15/32	1,405	1,438,916
5.05%, 02/28/33	7,450	7,519,032
Security	Par (000)	Value
Electric Utilities (continued)
Ohio Power Co.
5.00%, 06/01/33	$500	$ 497,363
5.65%, 06/01/34	1,295	1,329,791
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,404,641
4.50%, 03/15/31(a)	2,820	2,804,475
4.15%, 06/01/32	555	538,165
4.55%, 09/15/32	385	380,137
5.65%, 11/15/33	355	371,789
Pacific Gas and Electric Co.
3.30%, 12/01/27	1,740	1,703,955
5.00%, 06/04/28	380	383,219
3.00%, 06/15/28	1,265	1,223,872
4.20%, 03/01/29	970	958,491
4.55%, 07/01/30	1,485	1,464,872
2.50%, 02/01/31	1,265	1,133,699
3.25%, 06/01/31	1,750	1,614,093
6.40%, 06/15/33	3,358	3,563,886
PacifiCorp
5.10%, 02/15/29	1,450	1,468,673
4.25%, 03/15/29	180	177,960
5.30%, 02/15/31	725	734,804
PECO Energy Co., 4.90%, 06/15/33	1,510	1,519,724
PG&E Corp.
5.00%, 07/01/28	2,724	2,702,678
5.25%, 07/01/30	5,849	5,771,747
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,068,241
PPL Electric Utilities Corp.
5.00%, 05/15/33	1,150	1,162,206
4.85%, 02/15/34	2,265	2,257,077
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,123,679
Series 38, 4.10%, 06/01/32	1,370	1,331,693
Public Service Co. of New Hampshire
4.40%, 07/01/28	140	140,184
Series V, 2.20%, 06/15/31	380	337,364
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,900	1,889,966
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,258,460
4.65%, 03/15/33	1,575	1,556,320
5.20%, 08/01/33	740	755,842
4.85%, 08/01/34	270	267,411
Series Q, 5.05%, 03/01/35	4,490	4,515,114
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	2,900	2,964,035
5.20%, 04/01/29	5,200	5,298,713
1.60%, 08/15/30	110	96,759
5.45%, 04/01/34	300	304,528
Puget Energy, Inc., 2.38%, 06/15/28	170	162,028
Puget Sound Energy, Inc., 5.69%, 06/15/54	240	234,722
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,655	3,712,884
Sempra
3.40%, 02/01/28	50	49,063
3.70%, 04/01/29	350	341,860
5.50%, 08/01/33	1,940	1,997,777
(5-year CMT + 2.87%), 4.13%, 04/01/52(d)	2,320	2,256,222
Southern Co., 5.20%, 06/15/33	1,320	1,333,225
Southwestern Electric Power Co., 5.30%, 04/01/33	920	932,902
System Energy Resources, Inc.
6.00%, 04/15/28	160	164,340
5.30%, 12/15/34	10,440	10,412,630
Talen Energy Supply LLC(a)
8.63%, 06/01/30	1,862	1,953,381

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Talen Energy Supply LLC(a) (continued)
6.25%, 02/01/34	$2,075	$ 2,051,881
6.50%, 02/01/36	2,275	2,290,767
Tampa Electric Co., 5.15%, 03/01/35	7,765	7,787,314
Tucson Electric Power Co., 1.50%, 08/01/30	30	26,336
Union Electric Co.
3.50%, 03/15/29	50	48,878
2.95%, 03/15/30	240	227,332
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,541,127
5.30%, 08/15/33	310	317,104
5.15%, 03/15/35	1,670	1,666,675
WEC Energy Group, Inc., 5.60%, 09/12/26	516	518,600
Wisconsin Electric Power Co.
1.70%, 06/15/28	175	166,027
3.95%, 03/01/29	140	138,462
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,100,559
Xcel Energy, Inc.
4.60%, 06/01/32	860	844,795
5.45%, 08/15/33	910	928,866
5.50%, 03/15/34	350	355,790
		251,665,778
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp.
3.90%, 11/15/28	380	377,177
2.80%, 02/15/30	1,000	940,776
4.13%, 11/15/30	8,050	7,931,211
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28	2,541	2,441,100
HNI Corp., 5.13%, 01/18/29(a)	1,838	1,758,293
Honeywell International, Inc., 4.50%, 01/15/34	7,150	7,034,104
Jabil, Inc.
1.70%, 04/15/26	2,580	2,576,694
4.25%, 05/15/27	4,140	4,129,365
5.45%, 02/01/29	3,345	3,411,339
4.75%, 02/01/33	3,270	3,184,010
Keysight Technologies, Inc.
5.35%, 07/30/30	1,300	1,335,481
4.95%, 10/15/34	2,055	2,033,500
TD SYNNEX Corp., 4.30%, 01/17/29	1,450	1,433,888
		38,586,938
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.35%, 06/15/31	8,290	8,181,308
5.00%, 06/15/36	1,840	1,806,517
Bristow Group, Inc., 6.75%, 02/01/33(a)	4,025	4,068,237
Enerflex, Inc., 6.88%, 01/15/31(a)	1,050	1,072,076
Tidewater, Inc., 9.13%, 07/15/30(a)	5,124	5,458,761
USA Compression Partners LP/USA Compression Finance Corp.(a)
7.13%, 03/15/29	1,654	1,692,333
6.25%, 10/01/33	715	712,751
Viridien, 10.00%, 10/15/30(a)	793	843,942
		23,835,925
Entertainment — 0.3%
Discovery Global Holdings, Inc.
4.28%, 03/15/32	4,975	4,402,875
5.05%, 03/15/42	5,000	3,294,029
5.14%, 03/15/52	3,504	2,128,680
Light & Wonder International, Inc., 6.25%, 10/01/33(a)	715	700,478
Security	Par (000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc., 3.75%, 01/15/28(a)	$1,447	$ 1,411,161
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)
5.63%, 09/01/29	9,107	5,555,270
5.88%, 09/01/31	3,960	2,178,000
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	2,865	2,869,622
		22,540,115
Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc.
3.95%, 05/15/28	2,485	2,470,437
5.00%, 11/15/29	210	214,537
4.75%, 07/15/30	9,280	9,398,765
Waste Connections, Inc.
4.25%, 12/01/28	4,000	3,994,452
2.60%, 02/01/30	110	103,505
3.20%, 06/01/32	1,390	1,284,274
Waste Management, Inc.
3.88%, 01/15/29	250	247,607
4.95%, 07/03/31	9,985	10,212,740
		27,926,317
Financial Services — 9.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/27	3,870	3,874,674
4.88%, 04/01/28	4,840	4,873,396
4.13%, 02/28/29	440	434,048
4.95%, 09/10/34	13,416	13,039,314
Air Lease Corp.
5.30%, 02/01/28	1,940	1,961,694
5.10%, 03/01/29	250	252,252
Ally Financial, Inc.
4.75%, 06/09/27	2,420	2,424,579
(1-day SOFR + 3.26%), 6.99%, 06/13/29(d)	2,420	2,520,568
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(d)	2,420	2,436,208
(1-day SOFR Index + 1.96%), 5.74%, 05/15/29(d)	480	487,486
Banco Santander SA(d)
(1-year CMT + 0.90%), 1.72%, 09/14/27	2,800	2,764,274
(1-year CMT + 0.95%), 5.37%, 07/15/28	4,800	4,851,779
Bank of America Corp.(d)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	14,225,153
(1-day SOFR + 1.00%), 5.16%, 01/24/31	5,810	5,920,692
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,600,229
(1-day SOFR + 1.11%), 4.62%, 05/09/29	1,420	1,426,173
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	582,766
(1-day SOFR + 1.32%), 2.69%, 04/22/32	290	262,803
(1-day SOFR + 1.33%), 2.97%, 02/04/33	3,252	2,943,753
(1-day SOFR + 1.63%), 5.20%, 04/25/29	4,840	4,908,916
(1-day SOFR + 1.83%), 4.57%, 04/27/33	1,625	1,596,587
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,710,632
(1-day SOFR + 1.99%), 6.20%, 11/10/28	13,000	13,354,814
(1-day SOFR + 2.04%), 4.95%, 07/22/28	11,420	11,493,754
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	28,465	26,310,799
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28	3,765	3,698,629
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	1,500	1,499,214
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30	4,840	4,773,407
Bank of Nova Scotia
1.35%, 06/24/26	14,962	14,871,260
(1-day SOFR + 0.73%), 4.25%, 02/02/30(d)	830	822,435
(1-day SOFR + 0.76%), 4.04%, 09/15/28(d)	4,840	4,809,178
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Barclays PLC(d)
(1-day SOFR + 0.93%), 4.22%, 05/24/30	$4,730	$ 4,656,653
(1-day SOFR + 1.08%), 4.48%, 11/11/29	950	944,789
(1-year CMT + 2.65%), 5.50%, 08/09/28	3,870	3,914,261
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29	3,870	3,893,543
Brookfield Finance, Inc.
3.90%, 01/25/28	55	54,396
5.33%, 01/15/36	6,230	6,099,931
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	1,217	1,144,649
6.88%, 04/15/30	985	869,430
9.25%, 07/01/31	4,612	4,162,330
7.50%, 07/15/33	970	807,525
Citigroup, Inc.
4.45%, 09/29/27	240	240,007
(1-day SOFR + 1.14%), 4.64%, 05/07/28(d)	13,900	13,922,995
(1-day SOFR + 1.34%), 4.54%, 09/19/30(d)	4,840	4,823,207
(1-day SOFR + 1.35%), 3.06%, 01/25/33(d)	18,490	16,721,193
(1-day SOFR + 1.36%), 5.17%, 02/13/30(d)	4,840	4,914,612
(1-day SOFR + 2.11%), 2.57%, 06/03/31(d)	23,540	21,578,651
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(d)	4,840	4,804,395
(5-year CMT + 1.28%), 5.59%, 11/19/34(d)	1,940	1,969,082
Clue Opco LLC, 9.50%, 10/15/31(a)	4,561	4,408,676
Coinbase Global, Inc.(a)
3.38%, 10/01/28	8,250	7,722,318
3.63%, 10/01/31	881	744,579
Credit Acceptance Corp.(a)
9.25%, 12/15/28	3,414	3,537,532
6.63%, 03/15/30	3,448	3,367,489
Deutsche Bank AG(d)
(1-day SOFR + 1.10%), 4.47%, 12/10/31	4,655	4,576,953
(1-day SOFR + 3.18%), 6.72%, 01/18/29	2,900	3,004,532
(1-day SOFR + 1.21%), 5.37%, 01/10/29	790	799,098
Enact Holdings, Inc., 6.25%, 05/28/29	3,480	3,581,587
Encore Capital Group, Inc.(a)
9.25%, 04/01/29	2,133	2,231,651
8.50%, 05/15/30	1,846	1,951,802
6.63%, 04/15/31	1,982	1,972,090
Goldman Sachs Group, Inc.
2.60%, 02/07/30	3,090	2,874,389
(1-day SOFR + 0.71%), 4.15%, 01/21/29(d)	2,310	2,295,746
(1-day SOFR + 1.19%), 5.07%, 01/21/37(d)	10,315	10,084,688
(1-day SOFR + 1.25%), 2.38%, 07/21/32(d)	8,880	7,839,030
(1-day SOFR + 1.27%), 5.73%, 04/25/30(d)	9,680	9,986,767
(1-day SOFR + 1.28%), 2.62%, 04/22/32(d)	1,545	1,387,801
(1-day SOFR + 1.32%), 4.94%, 04/23/28(d)	1,940	1,949,478
(1-day SOFR + 1.51%), 4.39%, 06/15/27(d)	5,985	5,985,754
(1-day SOFR + 1.58%), 5.22%, 04/23/31(d)	4,840	4,921,627
(1-day SOFR + 1.73%), 4.48%, 08/23/28(d)	4,840	4,839,909
(1-day SOFR + 1.77%), 6.48%, 10/24/29(d)	9,680	10,126,680
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(d)	3,015	2,974,187
(5-year CMT + 1.18%), 5.39%, 02/02/41(d)	13,315	12,864,298
HSBC Holdings PLC(d)
(1-day SOFR + 1.06%), 5.60%, 05/17/28	3,390	3,428,083
(1-day SOFR + 1.19%), 4.62%, 11/06/31	4,840	4,772,781
(1-day SOFR + 1.29%), 5.29%, 11/19/30	23,435	23,860,362
(1-day SOFR + 1.29%), 5.13%, 03/03/31	4,840	4,894,695
(1-day SOFR + 1.43%), 5.13%, 11/06/36	5,550	5,428,757
(1-day SOFR + 1.56%), 5.45%, 03/03/36	11,560	11,593,680
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,327,889
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	1,997,786
Security	Par (000)	Value
Financial Services (continued)
HSBC Holdings PLC(d) (continued)
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29	$4,840	$ 4,836,526
(1-day SOFR + 3.35%), 7.39%, 11/03/28	4,840	5,045,079
Intercontinental Exchange, Inc.
4.00%, 09/15/27	1,940	1,931,249
3.95%, 12/01/28	290	287,173
2.10%, 06/15/30	3,870	3,514,072
1.85%, 09/15/32	10,687	9,002,622
JPMorgan Chase & Co.(d)
(1-day SOFR + 0.77%), 1.47%, 09/22/27	22,140	21,837,023
(1-day SOFR + 0.80%), 4.92%, 01/24/29	2,102	2,119,902
(1-day SOFR + 0.93%), 5.57%, 04/22/28	4,840	4,899,092
(1-day SOFR + 1.04%), 4.60%, 10/22/30	1,300	1,302,773
(1-day SOFR + 1.16%), 5.58%, 04/22/30	4,840	4,988,423
(1-day SOFR + 1.26%), 2.96%, 01/25/33	3,385	3,070,949
(1-day SOFR + 1.34%), 4.95%, 10/22/35	2,650	2,620,933
(1-day SOFR + 1.44%), 5.10%, 04/22/31	4,840	4,927,880
(1-day SOFR + 1.46%), 5.29%, 07/22/35	3,389	3,430,965
(1-day SOFR + 1.64%), 5.58%, 07/23/36	10,225	10,354,922
(1-day SOFR + 1.85%), 5.35%, 06/01/34	8,025	8,187,783
(1-day SOFR + 1.99%), 4.85%, 07/25/28	20,485	20,585,819
(1-day SOFR + 2.08%), 4.91%, 07/25/33	5,300	5,303,657
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	5,525	4,850,297
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	428	386,767
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29	4,840	4,801,716
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29	35	34,799
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31	4,840	4,813,864
Lloyds Banking Group PLC(d)
(1-year CMT + 0.60%), 4.24%, 02/10/30	16,510	16,332,169
(1-year CMT + 0.82%), 4.43%, 11/04/31	1,450	1,429,613
(1-year CMT + 0.85%), 5.09%, 11/26/28	1,940	1,957,691
Mitsubishi UFJ Financial Group, Inc.(d)
(1-year CMT + 0.67%), 1.64%, 10/13/27	4,770	4,697,521
(1-year CMT + 0.82%), 5.26%, 04/17/30	4,840	4,925,101
(1-year CMT + 0.83%), 2.34%, 01/19/28	485	477,132
(1-year CMT + 1.70%), 5.24%, 04/19/29	440	446,526
(1-year CMT + 1.95%), 5.02%, 07/20/28	2,900	2,918,036
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	796,698
Mizuho Financial Group, Inc.(d)
(1-year CMT + 0.92%), 4.71%, 07/08/31	8,120	8,106,582
(1-year CMT + 1.08%), 5.38%, 07/10/30	5,810	5,943,026
(1-year CMT + 1.65%), 5.78%, 07/06/29	3,800	3,904,784
Morgan Stanley
3.95%, 04/23/27	509	505,983
3.59%, 07/22/28(d)	325	321,180
(1-day SOFR + 0.80%), 4.24%, 01/09/30(d)	4,840	4,791,157
(1-day SOFR + 1.00%), 2.48%, 01/21/28(d)	13	12,796
(1-day SOFR + 1.03%), 1.79%, 02/13/32(d)	19,064	16,508,249
(1-day SOFR + 1.11%), 5.23%, 01/15/31(d)	4,840	4,914,441
(1-day SOFR + 1.14%), 2.70%, 01/22/31(d)	14,427	13,395,806
(1-day SOFR + 1.18%), 2.24%, 07/21/32(d)	3,212	2,812,036
(1-day SOFR + 1.20%), 2.51%, 10/20/32(d)	19,787	17,470,776
(1-day SOFR + 1.38%), 4.99%, 04/12/29(d)	4,840	4,884,372
(1-day SOFR + 1.42%), 5.59%, 01/18/36(d)	2,595	2,645,667
(1-day SOFR + 1.45%), 5.17%, 01/16/30(d)	2,005	2,033,200
(1-day SOFR + 1.51%), 5.19%, 04/17/31(d)	4,840	4,912,082
(1-day SOFR + 1.58%), 5.83%, 04/19/35(d)	4,540	4,713,373
(1-day SOFR + 1.61%), 4.21%, 04/20/28(d)	4,840	4,826,703
(1-day SOFR + 1.73%), 5.47%, 01/18/35(d)	1,115	1,133,425
(1-day SOFR + 1.87%), 5.25%, 04/21/34(d)	10,910	10,944,067
(1-day SOFR + 2.24%), 6.30%, 10/18/28(d)	4,840	4,966,665
NatWest Group PLC, (1-year CMT + 1.95%), 5.81%, 09/13/29(d)	820	843,701

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc., 6.75%, 02/15/34(a)	$385	$ 360,298
Rocket Cos., Inc.(a)
6.50%, 08/01/29	2,890	2,922,528
6.13%, 08/01/30	1,125	1,135,380
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(a)	4,046	3,733,560
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26	7,800	7,705,845
2.17%, 01/14/27	2,735	2,691,017
5.52%, 01/13/28	5,590	5,702,231
4.11%, 01/15/29	5,330	5,283,369
5.71%, 01/13/30	4,840	5,015,326
UBS AG
5.65%, 09/11/28	990	1,021,640
(1-day SOFR + 0.81%), 4.30%, 03/16/29(d)	9,310	9,297,959
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	5,278	4,940,135
		787,099,940
Food Products — 0.3%
B&G Foods, Inc., 8.00%, 09/15/28(a)	3,201	3,152,045
Bunge Ltd. Finance Corp., 4.20%, 09/17/29	310	307,067
Conagra Brands, Inc.
1.38%, 11/01/27	1,940	1,844,151
4.85%, 11/01/28	520	520,516
5.00%, 08/01/30	1,940	1,936,305
General Mills, Inc., 4.88%, 01/30/30	300	301,993
Hershey Co., 4.50%, 05/04/33	7,530	7,506,758
Mondelez International, Inc.
2.63%, 03/17/27	2,070	2,038,718
4.25%, 05/06/28	270	269,456
Post Holdings, Inc.(a)
6.38%, 03/01/33	3,131	3,084,482
6.25%, 10/15/34	1,053	1,031,104
Tyson Foods, Inc., 5.40%, 03/15/29	250	256,531
		22,249,126
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,338,301
CSX Corp., 2.40%, 02/15/30	140	130,134
Fedex Freight Holding Co., Inc., 4.30%, 03/15/29(a)	400	395,203
Union Pacific Corp., 2.40%, 02/05/30	290	269,729
		2,133,367
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 3.70%, 03/09/29	860	849,771
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	2,335	2,410,888
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,877,590
GE HealthCare Technologies, Inc., 4.15%, 12/15/28	230	228,498
Stryker Corp., 4.85%, 02/10/30	310	314,220
Thermo Fisher Scientific, Inc., 5.00%, 01/31/29	400	408,086
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	12,420	12,456,311
5.35%, 12/01/28	2,700	2,761,989
		26,307,353
Health Care Providers & Services — 1.3%
Centene Corp.
4.25%, 12/15/27	1,053	1,034,377
2.45%, 07/15/28	1,210	1,126,871
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	2,391	2,337,137
Cigna Group
4.38%, 10/15/28	2,230	2,228,247
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
5.00%, 05/15/29	$400	$ 407,073
DaVita, Inc.(a)
4.63%, 06/01/30	7,021	6,750,798
3.75%, 02/15/31	2,127	1,950,345
6.88%, 09/01/32	3,488	3,573,201
6.75%, 07/15/33	985	1,001,896
Elevance Health, Inc., 4.00%, 09/15/28	430	426,266
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	2,202	2,086,835
HCA, Inc.
5.00%, 03/01/28	4,840	4,887,464
5.88%, 02/01/29	4,840	4,981,253
5.25%, 03/01/30	300	306,142
3.50%, 09/01/30	6,640	6,305,617
5.45%, 04/01/31	7,947	8,145,657
3.63%, 03/15/32	9,030	8,391,541
4.60%, 11/15/32	1,925	1,872,415
5.60%, 04/01/34	13,781	14,073,745
Humana, Inc., 5.75%, 03/01/28	1,450	1,478,462
Laboratory Corp. of America Holdings
3.60%, 09/01/27	2,420	2,394,219
2.95%, 12/01/29	2,420	2,293,608
Select Medical Corp., 6.25%, 12/01/32(a)	2,210	2,106,346
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	1,467	1,515,371
UnitedHealth Group, Inc.
4.40%, 06/15/28	290	290,942
2.00%, 05/15/30	3,585	3,245,704
4.90%, 04/15/31	10,340	10,494,482
Universal Health Services, Inc.
4.63%, 10/15/29	2,900	2,866,200
2.65%, 10/15/30	1,918	1,726,719
2.65%, 01/15/32	5,782	5,037,182
		105,336,115
Health Care REITs — 0.7%
Diversified Healthcare Trust
7.25%, 10/15/30(a)	1,315	1,326,300
4.38%, 03/01/31	4,099	3,642,779
Healthpeak OP LLC, 2.13%, 12/01/28	650	612,194
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,997	1,858,878
4.63%, 08/01/29	8,988	6,988,438
3.50%, 03/15/31	2,699	1,763,553
8.50%, 02/15/32(a)	475	481,561
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	1,940	1,938,337
3.63%, 10/01/29	270	259,323
5.20%, 07/01/30	12,570	12,621,054
Ventas Realty LP
3.00%, 01/15/30	340	320,242
5.10%, 07/15/32	6,700	6,736,876
Welltower OP LLC
2.05%, 01/15/29	260	244,550
4.50%, 07/01/30	9,600	9,602,958
3.85%, 06/15/32	6,180	5,888,323
5.13%, 07/01/35	6,840	6,865,493
		61,150,859
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP
4.25%, 12/15/28	1,450	1,432,816
Series H, 3.38%, 12/15/29	2,420	2,298,472
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotel & Resort REITs (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	$3,019	$ 2,897,927
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	3,032	2,839,729
XHR LP, 4.88%, 06/01/29(a)	3,898	3,776,174
		13,245,118
Hotels, Restaurants & Leisure — 1.1%
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,926
4.35%, 10/15/27	3,955	3,945,815
4.55%, 10/15/29	4,655	4,646,681
6.30%, 10/10/33	2,820	3,017,455
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	4,000	4,016,099
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)
5.00%, 06/01/29	3,315	3,147,725
4.88%, 07/01/31	3,757	3,390,147
6.63%, 01/15/32	434	428,667
Hyatt Hotels Corp.
5.75%, 01/30/27	2,180	2,199,091
5.05%, 03/30/28	1,940	1,956,128
5.38%, 12/15/31	4,855	4,913,848
Las Vegas Sands Corp.
5.90%, 06/01/27	1,940	1,965,216
5.63%, 06/15/28	5,520	5,591,880
6.00%, 08/15/29	2,260	2,322,690
Marriott International, Inc.
5.00%, 10/15/27	4,420	4,459,813
5.55%, 10/15/28	2,120	2,174,963
4.90%, 04/15/29	3,505	3,545,021
4.88%, 05/15/29	340	343,860
5.10%, 04/15/32	2,495	2,534,408
5.30%, 05/15/34	2,620	2,644,365
5.25%, 10/15/35	4,400	4,376,630
Series AA, 4.65%, 12/01/28	193	194,075
Series FF, 4.63%, 06/15/30	3,070	3,070,338
Series HH, 2.85%, 04/15/31	8,145	7,458,353
McDonald’s Corp.
5.00%, 05/17/29	340	347,719
4.60%, 09/09/32	12,453	12,475,376
Sands China Ltd., 2.85%, 03/08/29	420	394,309
Starbucks Corp.
4.50%, 05/15/28	510	511,036
3.55%, 08/15/29	40	38,974
Station Casinos LLC, 4.63%, 12/01/31(a)	2,041	1,905,661
Travel & Leisure Co., 4.50%, 12/01/29(a)	2,650	2,534,033
		90,560,302
Household Durables — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	284,625
4.88%, 02/15/30	3,618	3,321,802
Century Communities, Inc., 6.63%, 09/15/33(a)	690	675,956
DR Horton, Inc., 1.40%, 10/15/27	3,870	3,703,925
Forestar Group, Inc., 6.50%, 03/15/33(a)	1,428	1,411,714
NVR, Inc., 3.00%, 05/15/30	10,320	9,717,178
Somnigroup International, Inc.(a)
4.00%, 04/15/29	2,697	2,593,577
3.88%, 10/15/31	3,899	3,544,790
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,988,511
Security	Par (000)	Value
Household Durables (continued)
Toll Brothers Finance Corp. (continued)
3.80%, 11/01/29	$2,750	$ 2,675,029
Whirlpool Corp.
6.13%, 06/15/30	1,115	1,088,660
6.50%, 06/15/33	2,320	2,198,034
4.50%, 06/01/46	4,267	2,811,386
4.60%, 05/15/50	3,489	2,319,983
		41,335,170
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc., 3.88%, 02/15/32(a)	2,043	1,872,939
Industrial Conglomerates — 0.2%
3M Co.
2.38%, 08/26/29	470	440,697
4.80%, 03/15/30	3,390	3,426,303
Eaton Corp.
4.35%, 05/18/28	1,820	1,824,379
4.15%, 03/15/33	1,715	1,667,270
Enpro, Inc., 6.13%, 06/01/33(a)	435	439,988
LSB Industries, Inc., 6.25%, 10/15/28(a)	3,406	3,384,890
Parker-Hannifin Corp., 4.50%, 09/15/29	520	523,010
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,275,621
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,746,116
		18,728,274
Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	510	491,448
Allstate Corp., 5.05%, 06/24/29	5,130	5,230,811
American International Group, Inc.
4.85%, 05/07/30	5,385	5,439,099
Series A-9, 5.75%, 04/01/48	1,940	1,915,420
American National Group, Inc., 5.75%, 10/01/29	3,480	3,515,897
Aon Corp., 2.80%, 05/15/30	405	377,093
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	486,492
Aon North America, Inc., 5.15%, 03/01/29	570	582,116
Assurant, Inc.
4.90%, 03/27/28	4,810	4,830,227
3.70%, 02/22/30	3,500	3,357,072
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,335,159
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,544,334
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	4,082	4,102,693
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,296,349
4.20%, 03/17/32	7,940	7,494,693
CNA Financial Corp.
3.45%, 08/15/27	1,940	1,912,867
5.20%, 08/15/35	4,800	4,697,005
Corebridge Financial, Inc., (5-year CMT + 3.85%), 6.88%, 12/15/52(d)	2,420	2,438,320
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	935,755
5.63%, 08/16/32	6,370	6,534,802
6.00%, 12/07/33	14,566	15,218,016
Fidelity National Financial, Inc., 4.50%, 08/15/28	1,940	1,935,053
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	1,450	1,456,601
4.38%, 03/15/29	860	861,687
2.25%, 11/15/30	4,215	3,812,054
2.38%, 12/15/31	2,381	2,116,906
5.75%, 11/01/32	21,330	22,484,494
5.40%, 09/15/33	9,993	10,305,237

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MGIC Investment Corp., 5.25%, 08/15/28	$597	$ 595,478
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,705,613
Progressive Corp., 3.20%, 03/26/30	4,830	4,620,469
Prudential Financial, Inc.
3.88%, 03/27/28	220	218,431
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(d)	2,420	2,360,485
(5-year CMT + 3.04%), 3.70%, 10/01/50(d)	2,420	2,198,413
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	2,900	2,868,627
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	4,840	4,664,607
5.75%, 06/05/33	6,590	6,765,261
Unum Group, 4.00%, 06/15/29	5,646	5,533,508
Willis North America, Inc., 5.35%, 05/15/33	12,160	12,287,244
		167,525,836
Interactive Media & Services — 0.2%
Alphabet, Inc.
3.70%, 02/15/29	1,000	991,406
4.10%, 11/15/30	2,900	2,880,232
4.50%, 05/15/35	2,250	2,213,045
Baidu, Inc., 1.72%, 04/09/26	2,170	2,168,915
Meta Platforms, Inc.
4.30%, 08/15/29	270	271,205
4.80%, 05/15/30	6,280	6,377,660
4.60%, 11/15/32	2,740	2,713,118
4.75%, 08/15/34	170	168,149
Netflix, Inc., 6.38%, 05/15/29	230	243,736
Snap, Inc., 6.88%, 03/01/33(a)	1,665	1,572,210
		19,599,676
Internet Software & Services — 0.9%
Airbnb, Inc., 4.40%, 03/16/29	8,250	8,239,121
Alibaba Group Holding Ltd., 4.88%, 05/26/30	690	706,270
Amazon.com, Inc.
3.90%, 11/20/28	1,660	1,652,905
4.10%, 11/20/30	3,680	3,636,880
AppLovin Corp., 5.13%, 12/01/29	4,840	4,868,083
Expedia Group, Inc., 3.25%, 02/15/30	790	746,502
Gen Digital, Inc.(a)
6.75%, 09/30/27	2,553	2,555,584
6.25%, 04/01/33	3,842	3,734,868
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(a)	1,030	958,345
Match Group Holdings II LLC(a)
4.13%, 08/01/30	1,626	1,506,865
6.13%, 09/15/33	2,259	2,195,327
Rakuten Group, Inc.(a)
11.25%, 02/15/27	1,151	1,191,305
9.75%, 04/15/29	7,311	7,790,587
(5-year CMT + 4.96%), 6.25%(d)(e)	1,183	1,089,843
Uber Technologies, Inc., 4.80%, 09/15/34	4,000	3,916,033
VeriSign, Inc.
4.75%, 07/15/27	1,450	1,450,190
2.70%, 06/15/31	14,505	12,986,627
5.25%, 06/01/32	2,345	2,361,899
Wayfair LLC(a)
7.25%, 10/31/29	6,696	6,835,170
7.75%, 09/15/30	4,025	4,190,576
		72,612,980
IT Services — 1.3%
Accenture Capital, Inc., 4.50%, 10/04/34	605	584,944
Amdocs Ltd., 2.54%, 06/15/30	3,070	2,776,425
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29	1,450	1,356,268
Security	Par (000)	Value
IT Services (continued)
CACI International, Inc., 6.38%, 06/15/33(a)	$1,012	$ 1,030,141
CGI, Inc., 4.95%, 03/14/30	8,740	8,785,278
CoreWeave, Inc.(a)
9.25%, 06/01/30	7,398	7,188,336
9.00%, 02/01/31	3,154	3,001,090
Fair Isaac Corp., 6.00%, 05/15/33(a)	1,375	1,349,179
Fiserv, Inc.
5.45%, 03/02/28	950	963,494
5.38%, 08/21/28	7,950	8,073,998
5.60%, 03/02/33	9,930	10,034,137
5.45%, 03/15/34	2,800	2,786,085
Fortinet, Inc., 2.20%, 03/15/31	750	666,656
IBM International Capital Pte. Ltd., 4.75%, 02/05/31	16,600	16,622,076
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	2,016	1,945,751
International Business Machines Corp.
2.20%, 02/09/27	5,120	5,037,339
4.15%, 07/27/27	19,620	19,582,878
4.00%, 02/03/29	200	197,980
Leidos, Inc.
4.38%, 05/15/30	2,420	2,380,881
2.30%, 02/15/31	5,070	4,511,870
Pitney Bowes, Inc., 7.25%, 03/15/29(a)	2,085	2,082,496
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	2,974	2,470,979
		103,428,281
Leisure Products — 0.2%
Hasbro, Inc., 4.65%, 03/12/31	8,640	8,532,178
Life Time, Inc., 6.00%, 11/15/31(a)	1,770	1,784,024
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	2,410	2,460,588
Patrick Industries, Inc., 6.38%, 11/01/32(a)	2,920	2,919,813
		15,696,603
Machinery — 0.2%
Caterpillar Financial Services Corp., 3.75%, 02/23/29	470	464,379
CNH Industrial Capital LLC, 4.75%, 03/21/28	260	261,089
IDEX Corp., 2.63%, 06/15/31	4,980	4,493,461
John Deere Capital Corp., Series I, 4.25%, 06/05/28	350	351,104
nVent Finance SARL, 4.55%, 04/15/28	2,900	2,893,222
Otis Worldwide Corp., 2.29%, 04/05/27	65	63,758
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	4,940	5,081,069
		13,608,082
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38%, 03/01/31(a)	17,056	17,362,561
4.50%, 05/01/32	5,000	4,466,352
4.50%, 06/01/33(a)	6,501	5,659,923
4.25%, 01/15/34(a)	7,718	6,602,700
7.38%, 02/01/36(a)	2,020	2,011,610
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%, 06/01/29	420	435,057
Comcast Corp., 5.10%, 06/01/29	170	173,987
Discovery Communications LLC
5.00%, 09/20/37	5,545	4,008,924
6.35%, 06/01/40	3,005	2,202,124
DISH DBS Corp.
5.25%, 12/01/26(a)	2,333	2,312,991
7.38%, 07/01/28	847	821,892
5.13%, 06/01/29	1,272	1,136,687
DISH Network Corp., 11.75%, 11/15/27(a)	3,747	3,860,328
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,861,273
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
FactSet Research Systems, Inc. (continued)
3.45%, 03/01/32	$5,934	$ 5,358,644
Fox Corp.
4.71%, 01/25/29	3,870	3,879,995
3.50%, 04/08/30	2,900	2,783,277
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	2,436	2,481,765
Nexstar Media, Inc.(a)
5.63%, 07/15/27	1,077	1,076,488
4.75%, 11/01/28	6,984	6,867,092
6.50%, 09/15/33	3,035	3,058,124
04/15/34(f)	3,552	3,562,573
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	2,675	2,313,875
8.13%, 02/15/33	1,098	1,116,188
9.75%, 02/15/33	1,804	2,011,460
Sirius XM Radio LLC, 4.13%, 07/01/30(a)	3,810	3,567,407
Versant Media Group, Inc., 7.25%, 01/30/31(a)	3,786	3,874,596
Walt Disney Co., 3.75%, 03/14/29	260	257,037
		102,124,930
Metals & Mining — 1.5%
Aris Mining Corp., 8.00%, 10/31/29(a)	2,004	2,065,623
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	27,430	27,684,652
5.00%, 02/21/30	2,340	2,383,292
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	3,595	3,733,978
Cleveland-Cliffs, Inc.(a)
7.50%, 09/15/31	2,984	2,976,413
7.38%, 05/01/33	918	898,052
7.63%, 01/15/34	2,783	2,718,901
Eldorado Gold Corp., 6.25%, 09/01/29(a)	1,863	1,856,256
Endeavour Mining PLC, 7.00%, 05/28/30(a)	3,280	3,329,200
First Quantum Minerals Ltd.(a)
8.63%, 06/01/31	2,247	2,317,219
8.00%, 03/01/33	2,665	2,753,398
Fortescue Treasury Pty. Ltd.(a)
4.38%, 04/01/31	2,897	2,737,215
6.13%, 04/15/32	5,447	5,565,895
Freeport-McMoRan, Inc.
4.13%, 03/01/28	975	966,983
4.38%, 08/01/28	240	238,231
4.25%, 03/01/30	750	734,657
IAMGOLD Corp., 5.75%, 10/15/28(a)	1,503	1,497,003
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	4,602	4,657,454
Mineral Resources Ltd., 7.00%, 04/01/31(a)	2,380	2,432,168
New Gold, Inc., 6.88%, 04/01/32(a)	340	351,410
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	2,900	2,791,641
Nickel Industries Ltd., 9.00%, 09/30/30(a)	6,005	5,989,987
Novelis Corp.(a)
4.75%, 01/30/30	5,925	5,584,313
6.88%, 01/30/30	5,105	5,149,265
6.38%, 08/15/33	1,260	1,235,925
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)	970	994,071
Reliance, Inc., 2.15%, 08/15/30	2,000	1,796,530
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	741,858
Rio Tinto Finance USA PLC
4.50%, 03/14/28	300	301,428
5.25%, 03/14/35	8,315	8,447,834
Steel Dynamics, Inc., 4.00%, 12/15/28	4,840	4,787,406
Stillwater Mining Co., 4.50%, 11/16/29(a)	2,140	2,014,575
Security	Par (000)	Value
Metals & Mining (continued)
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	$4,245	$ 3,830,533
Taseko Mines Ltd., 8.25%, 05/01/30(a)	4,255	4,436,093
Vale Overseas Ltd., 3.75%, 07/08/30	5,490	5,225,931
		125,225,390
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	2,673	2,651,459
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	2,991	3,142,638
Starwood Property Trust, Inc.
7.25%, 04/01/29	3,691	3,800,361
6.00%, 04/15/30	955	953,148
6.50%, 10/15/30	1,523	1,544,648
		12,092,254
Multi-Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	3,628	3,642,697
9.38%, 06/01/28(a)	3,617	3,713,324
9.50%, 06/01/30(a)	1,370	1,451,401
Atmos Energy Corp.
5.90%, 11/15/33	690	736,693
5.20%, 08/15/35	80	81,511
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	885	900,396
1.75%, 10/01/30	650	576,656
National Fuel Gas Co.
3.95%, 09/15/27	2,900	2,875,322
5.95%, 03/15/35	4,450	4,603,766
NiSource, Inc.
5.20%, 07/01/29	590	601,670
(5-year CMT + 2.45%), 6.95%, 11/30/54(d)	2,320	2,385,654
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,579,521
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	48,603
5.40%, 06/15/33	1,255	1,286,576
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,676,100
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	380	394,915
4.95%, 09/15/34	1,220	1,202,360
Southwest Gas Corp.
2.20%, 06/15/30	25	22,741
4.05%, 03/15/32	2,995	2,860,029
		31,639,935
Office REITs — 0.0%
Boston Properties LP, 3.40%, 06/21/29	460	440,935
Oil, Gas & Consumable Fuels — 4.5%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	2,894	2,923,374
Borr IHC Ltd./Borr Finance LLC(a)
10.00%, 11/15/28	1,830	1,869,137
10.38%, 11/15/30	2,424	2,450,770
BP Capital Markets America, Inc., 4.87%, 11/25/29	220	223,971
California Resources Corp.(a)
8.25%, 06/15/29	4,842	5,065,836
7.00%, 01/15/34	1,860	1,875,181
Canadian Natural Resources Ltd., 2.95%, 07/15/30	650	611,420
Cenovus Energy, Inc., 4.65%, 03/20/31	650	645,503
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,434,640
Cheniere Energy Partners LP
4.50%, 10/01/29	510	507,769

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
5.55%, 10/30/35	$2,455	$ 2,500,045
Cheniere Energy, Inc.
4.63%, 10/15/28	6,980	6,962,361
5.65%, 04/15/34	3,200	3,294,486
Chevron Corp., 2.24%, 05/11/30	170	156,952
Chevron USA, Inc., 4.98%, 04/15/35	16,530	16,741,558
Chord Energy Corp.(a)
6.00%, 10/01/30	835	846,080
6.75%, 03/15/33	3,406	3,516,498
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	489	464,913
CNX Resources Corp.(a)
7.38%, 01/15/31	2,508	2,576,995
7.25%, 03/01/32	2,055	2,117,587
5.88%, 03/01/34	575	559,979
Comstock Resources, Inc., 6.75%, 03/01/29(a)	9,410	9,290,427
Coterra Energy, Inc., 4.38%, 03/15/29	1,940	1,932,743
CVR Energy, Inc.(a)
7.50%, 02/15/31	1,040	1,047,766
7.88%, 02/15/34	1,780	1,786,238
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,482,824
8.13%, 08/16/30	240	273,530
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	7,806	8,077,406
7.38%, 06/30/33	655	660,415
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	4,020	4,246,897
Diamondback Energy, Inc.
5.15%, 01/30/30	290	295,904
6.25%, 03/15/33	545	581,504
5.40%, 04/18/34	8,065	8,187,563
Enbridge, Inc.
4.25%, 12/01/26	1,690	1,689,181
4.20%, 11/20/28	170	168,807
4.85%, 03/27/31	3,190	3,202,893
5.63%, 04/05/34	2,615	2,697,344
(3-mo. CME Term SOFR + 3.68%), 5.50%, 07/15/77(d)	2,420	2,399,176
(5-year CMT + 3.12%), 7.38%, 03/15/55(d)	2,420	2,542,287
Energy Transfer LP
5.25%, 04/15/29	2,900	2,953,650
5.25%, 07/01/29	350	357,654
3.75%, 05/15/30	2,900	2,803,307
4.55%, 01/15/31	2,900	2,873,669
5.75%, 02/15/33	5,945	6,182,814
Enterprise Products Operating LLC
4.30%, 06/20/28	270	270,359
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(d)	4,840	4,796,845
EQT Corp.
3.90%, 10/01/27	1,124	1,110,300
4.50%, 01/15/29	96	95,775
4.75%, 01/15/31	2,900	2,884,730
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/30	1,150	1,200,837
7.88%, 05/15/32	3,639	3,742,384
8.00%, 05/15/33	1,431	1,478,641
6.75%, 03/15/34	565	562,331
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	1,804	1,864,344
Golar LNG Ltd., 7.50%, 10/02/30(a)	2,009	2,025,896
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	$5,190	$ 5,307,917
Hess Corp., 4.30%, 04/01/27	1,255	1,255,728
HF Sinclair Corp.
4.50%, 10/01/30	970	948,797
5.75%, 01/15/31	1,340	1,369,139
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	475	477,508
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	7,410	7,598,184
Kinder Morgan, Inc.
1.75%, 11/15/26	3,850	3,789,853
5.10%, 08/01/29	9,600	9,795,402
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	5,421	4,824,690
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	997	1,026,060
MPLX LP
4.25%, 12/01/27	14,770	14,726,731
4.80%, 02/15/29	2,190	2,208,231
2.65%, 08/15/30	1,940	1,788,154
5.00%, 03/01/33	20,410	20,295,384
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	6,730	6,932,896
Noble Finance II LLC, 8.00%, 04/15/30(a)	7,188	7,400,669
Northern Oil & Gas, Inc.(a)
8.75%, 06/15/31	3,888	4,042,917
7.88%, 10/15/33	2,360	2,441,781
Occidental Petroleum Corp., 8.88%, 07/15/30	1,450	1,650,502
ONEOK, Inc.
4.40%, 10/15/29	210	208,614
6.35%, 01/15/31	2,330	2,475,643
Phillips 66, 2.15%, 12/15/30	1,450	1,299,930
Phillips 66 Co., 3.15%, 12/15/29	180	171,701
Plains All American Pipeline LP, 5.95%, 06/15/35	5,320	5,492,890
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	3,162	3,059,841
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	460	458,090
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)	2,117	2,216,093
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	2,174	2,248,271
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	3,105	3,193,374
Sunoco LP(a)
7.00%, 05/01/29	2,528	2,593,116
6.63%, 08/15/32	3,326	3,378,108
Talos Production, Inc.(a)
9.00%, 02/01/29	2,076	2,160,935
9.38%, 02/01/31	3,636	3,853,276
Targa Resources Corp.
5.20%, 07/01/27	7,100	7,155,730
4.35%, 01/15/29	3,150	3,136,806
5.55%, 08/15/35	9,930	10,014,885
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	4,159	4,156,568
4.88%, 02/01/31	5,230	5,221,736
TotalEnergies Capital International SA, 2.83%, 01/10/30	400	378,975
TransCanada PipeLines Ltd.
4.25%, 05/15/28	2,890	2,876,995
4.10%, 04/15/30	1,940	1,902,994
Transocean International Ltd., 8.50%, 05/15/31(a)	3,566	3,740,014
Valaris Ltd., 8.38%, 04/30/30(a)	3,790	3,927,164
Valero Energy Corp.
2.15%, 09/15/27	2,420	2,346,127
5.15%, 02/15/30	1,940	1,982,303
Venture Global LNG, Inc.(a)
9.50%, 02/01/29	998	1,079,132
8.38%, 06/01/31	7,755	8,065,009
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global LNG, Inc.(a) (continued)
9.88%, 02/01/32	$7,527	$ 8,083,908
Venture Global Plaquemines LNG LLC(a)
7.75%, 05/01/35	3,462	3,880,133
6.75%, 01/15/36	2,035	2,155,374
Viper Energy Partners LLC, 4.90%, 08/01/30	650	649,571
Vital Energy, Inc., 7.88%, 04/15/32(a)	3,722	3,802,607
Western Midstream Operating LP
4.50%, 03/01/28	970	970,555
6.35%, 01/15/29	3,010	3,134,408
4.05%, 02/01/30	1,940	1,883,885
6.15%, 04/01/33	2,560	2,671,820
Williams Cos., Inc.
3.75%, 06/15/27	2,900	2,878,048
4.80%, 11/15/29	160	161,450
2.60%, 03/15/31	11,280	10,211,033
		373,269,151
Passenger Airlines — 0.1%
American Airlines, Inc., 7.25%, 02/15/28(a)	2,643	2,658,048
Delta Air Lines, Inc., 4.95%, 07/10/28	400	401,472
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	8,249	7,795,786
Southwest Airlines Co., 4.38%, 11/15/28	300	296,112
		11,151,418
Personal Care Products — 0.0%
Unilever Capital Corp., 1.75%, 08/12/31	390	341,445
Pharmaceuticals — 1.3%
AbbVie, Inc.
2.95%, 11/21/26	3,818	3,790,453
4.65%, 03/15/28	490	494,460
5.05%, 03/15/34	7,360	7,470,067
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	700	720,614
Astrazeneca Finance LLC, 4.85%, 02/26/29	490	498,455
Bausch Health Cos., Inc., 5.25%, 01/30/30(a)	2,616	1,687,320
Bristol-Myers Squibb Co., 4.90%, 02/22/29	290	296,149
Cardinal Health, Inc.
4.70%, 11/15/26	5,700	5,709,948
5.13%, 02/15/29	4,840	4,924,081
5.00%, 11/15/29	300	304,511
5.35%, 11/15/34	4,420	4,460,667
5.15%, 09/15/35	1,700	1,683,245
Cencora, Inc.
3.45%, 12/15/27	849	836,160
3.95%, 02/13/29	200	197,217
2.70%, 03/15/31	7,190	6,556,816
5.15%, 02/15/35	560	564,000
CVS Health Corp.
1.30%, 08/21/27	2,900	2,778,675
4.30%, 03/25/28	4,840	4,822,846
5.40%, 06/01/29	400	409,492
3.25%, 08/15/29	2,900	2,778,946
5.45%, 09/15/35	7,200	7,227,997
Elanco Animal Health, Inc., 6.40%, 08/28/28	2,694	2,753,926
Eli Lilly & Co., 4.70%, 02/27/33	1,010	1,017,223
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	380	369,838
Grifols SA, 4.75%, 10/15/28(a)	3,828	3,749,410
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)	2,500	2,339,361
Jazz Securities DAC, 4.38%, 01/15/29(a)	3,715	3,623,165
Merck & Co., Inc.
3.85%, 03/15/29	290	287,893
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
2.15%, 12/10/31	$1,500	$ 1,327,954
4.50%, 05/17/33	3,805	3,793,912
Novartis Capital Corp.
3.90%, 11/05/28	270	268,676
4.10%, 03/16/29	2,480	2,477,029
2.20%, 08/14/30	180	164,785
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	3,990	4,013,681
4.65%, 05/19/30	5,500	5,541,731
4.75%, 05/19/33	3,885	3,870,198
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	690	698,899
Zoetis, Inc.
3.00%, 09/12/27	11,280	11,089,080
3.90%, 08/20/28	250	247,670
2.00%, 05/15/30	2,215	2,011,886
		107,858,436
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	4,800	4,806,677
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	4,040	4,288,718
CBRE Services, Inc.
5.50%, 04/01/29	2,900	2,968,483
4.80%, 06/15/30	2,900	2,905,822
4.90%, 01/15/33	6,470	6,380,201
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	1,770	1,765,835
Howard Hughes Corp.(a)
4.13%, 02/01/29	2,466	2,332,562
4.38%, 02/01/31	4,791	4,398,378
6.13%, 03/01/34	1,000	960,330
		30,807,006
Residential REITs — 0.1%
Realty Income Corp.
3.95%, 02/01/29	220	217,450
4.75%, 02/15/29	7,390	7,462,219
		7,679,669
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27	2,920	2,854,988
2.45%, 09/13/29	650	608,917
5.50%, 03/08/33	2,760	2,858,055
4.75%, 09/26/34	4,320	4,227,291
		10,549,251
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,665,442
2.10%, 10/01/31	1,335	1,177,847
Applied Materials, Inc., 4.80%, 06/15/29	290	295,171
Broadcom, Inc.
1.95%, 02/15/28	7,300	7,005,923
4.80%, 04/15/28	460	465,105
4.35%, 02/15/30	2,900	2,889,717
5.05%, 04/15/30	9,851	10,040,101
4.30%, 01/15/31	4,840	4,798,412
4.95%, 01/15/36	3,025	2,983,407
Intel Corp.
3.75%, 08/05/27	2,900	2,875,481
2.45%, 11/15/29	2,900	2,694,430
5.13%, 02/10/30	510	516,537

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Kioxia Holdings Corp.
6.25%, 07/24/30	$5,000	$ 5,080,645
6.63%, 07/24/33	1,050	1,079,216
Lam Research Corp., 4.00%, 03/15/29	4,070	4,045,785
Microchip Technology, Inc., 4.90%, 03/15/28	420	422,543
Micron Technology, Inc., 5.30%, 01/15/31	4,840	5,066,103
NVIDIA Corp., 2.85%, 04/01/30	25	23,734
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 08/19/28	200	199,034
QUALCOMM, Inc., 1.30%, 05/20/28	360	339,792
Texas Instruments, Inc.
4.60%, 02/08/29	260	263,381
1.75%, 05/04/30	145	130,931
1.90%, 09/15/31	2,445	2,151,879
4.90%, 03/14/33	12,480	12,692,578
TSMC Arizona Corp., 4.13%, 04/22/29	1,450	1,442,329
		70,345,523
Software — 1.2%
Adobe, Inc.
4.95%, 01/17/30	290	296,063
2.30%, 02/01/30	2,130	1,969,085
Autodesk, Inc., 5.30%, 06/15/35	4,170	4,175,369
Elastic NV, 4.13%, 07/15/29(a)	2,496	2,341,429
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,836,794
Intuit, Inc.
1.65%, 07/15/30	438	390,220
5.20%, 09/15/33	7,585	7,716,544
Microsoft Corp., 1.35%, 09/15/30	250	222,480
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	1,547	1,382,288
Oracle Corp.
3.25%, 11/15/27	1,940	1,893,197
2.30%, 03/25/28	2,900	2,762,420
4.55%, 02/04/29	1,200	1,184,834
4.20%, 09/27/29	1,940	1,880,117
2.95%, 04/01/30	1,940	1,770,904
4.45%, 09/26/30	6,245	6,018,190
2.88%, 03/25/31	21,445	19,047,333
5.25%, 02/03/32	4,810	4,724,178
4.80%, 09/26/32	3,995	3,804,630
4.90%, 02/06/33	7,650	7,249,821
5.50%, 08/03/35	8,060	7,694,040
5.20%, 09/26/35	4,040	3,789,500
Roper Technologies, Inc.
4.25%, 09/15/28	210	208,630
4.50%, 10/15/29	5,950	5,915,502
2.00%, 06/30/30	75	66,934
5.10%, 09/15/35	1,400	1,361,329
Salesforce, Inc.
4.50%, 03/15/28	4,140	4,141,066
4.65%, 03/15/29	4,130	4,138,553
ServiceNow, Inc., 1.40%, 09/01/30	4,190	3,635,618
Synopsys, Inc., 4.65%, 04/01/28	420	421,540
		102,038,608
Specialty Retail — 0.5%
Advance Auto Parts, Inc.(a)
7.00%, 08/01/30	3,596	3,642,916
7.38%, 08/01/33	1,448	1,466,534
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,799,469
4.50%, 02/01/28	3,325	3,331,449
5.10%, 07/15/29	400	406,571
Security	Par (000)	Value
Specialty Retail (continued)
AutoZone, Inc. (continued)
5.40%, 07/15/34	$1,455	$ 1,477,381
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(a)	2,420	2,354,714
FirstCash, Inc.(a)
5.63%, 01/01/30	3,037	3,020,140
6.88%, 03/01/32	1,500	1,528,827
Gap, Inc.(a)
3.63%, 10/01/29	2,933	2,739,730
3.88%, 10/01/31	3,493	3,164,180
Kohl’s Corp.
10.00%, 06/01/30(a)	2,060	2,178,289
5.13%, 05/01/31	5,329	4,010,812
Macy’s Retail Holdings LLC(a)
6.13%, 03/15/32	2,415	2,372,351
7.38%, 08/01/33	2,400	2,458,685
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)	490	489,328
		43,441,376
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc., 3.35%, 08/08/32	2,195	2,090,023
Dell International LLC/EMC Corp., 4.15%, 02/15/29	300	297,505
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	4,556	4,737,502
Hewlett Packard Enterprise Co., 4.15%, 09/15/28	350	347,199
HP, Inc., 4.00%, 04/15/29	400	393,021
NCR Atleos Corp., 9.50%, 04/01/29(a)	3,806	4,074,103
NetApp, Inc.
2.38%, 06/22/27	1,940	1,891,293
2.70%, 06/22/30	1,940	1,781,462
5.70%, 03/17/35	3,777	3,847,779
Teledyne FLIR LLC, 2.50%, 08/01/30	1,300	1,194,758
		20,654,645
Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp., 5.00%, 06/15/32	13,000	13,201,957
Tapestry, Inc., 5.10%, 03/11/30	13,086	13,221,910
Under Armour, Inc., 7.25%, 07/15/30(a)	473	477,825
VF Corp., 2.95%, 04/23/30	4,610	4,106,349
		31,008,041
Tobacco — 1.9%
Altria Group, Inc.
4.88%, 02/04/28	4,840	4,880,007
6.20%, 11/01/28	210	219,028
4.80%, 02/14/29	4,910	4,949,709
3.40%, 05/06/30	265	253,239
4.50%, 08/06/30	2,900	2,887,469
2.45%, 02/04/32	22,040	19,339,892
6.88%, 11/01/33	8,120	8,993,176
5.63%, 02/06/35	1,125	1,152,261
5.25%, 08/06/35	3,420	3,407,666
BAT Capital Corp.
3.56%, 08/15/27	4,840	4,786,885
6.34%, 08/02/30	7,307	7,800,074
4.63%, 03/22/33	9,630	9,423,791
6.00%, 02/20/34	780	824,418
5.63%, 08/15/35	6,630	6,818,697
BAT International Finance PLC
4.45%, 03/16/28	4,840	4,841,933
5.93%, 02/02/29	5,240	5,435,893
Philip Morris International, Inc.
0.88%, 05/01/26	7,476	7,456,154
3.13%, 08/17/27	50	49,311
4.13%, 04/28/28	4,840	4,831,977
3.88%, 10/27/28	290	287,544
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
3.38%, 08/15/29	$4,436	$ 4,296,561
5.63%, 11/17/29	19,819	20,599,388
5.13%, 02/15/30	5,810	5,928,182
2.10%, 05/01/30	790	718,961
5.50%, 09/07/30	13	13,500
4.00%, 10/29/30	2,900	2,838,553
5.75%, 11/17/32	7,800	8,211,208
5.38%, 02/15/33	2,340	2,404,918
5.63%, 09/07/33	4,590	4,789,007
4.90%, 11/01/34	8,240	8,195,809
		156,635,211
Transportation Infrastructure — 0.1%
Danaos Corp., 6.88%, 10/15/32(a)	3,080	3,129,613
Ryder System, Inc., 4.90%, 12/01/29	120	121,322
United Parcel Service, Inc.
2.50%, 09/01/29	160	151,263
4.45%, 04/01/30	1,200	1,208,438
		4,610,636
Water Utilities — 0.0%
American Water Capital Corp.
4.45%, 06/01/32	2,055	2,022,728
5.15%, 03/01/34	505	513,329
Essential Utilities, Inc.
3.57%, 05/01/29	55	53,402
2.70%, 04/15/30	220	204,193
5.38%, 01/15/34	645	653,907
		3,447,559
Wireless Telecommunication Services — 0.8%
America Movil SAB de C.V., 3.63%, 04/22/29	2,900	2,820,714
Millicom International Cellular SA(a)
4.50%, 04/27/31	7,056	6,416,374
7.38%, 04/02/32	3,281	3,328,246
Orange SA, 9.00%, 03/01/31	780	921,907
Rogers Communications, Inc.(d)
(5-year CMT + 2.62%), 7.13%, 04/15/55	3,696	3,782,073
(5-year CMT + 2.65%), 7.00%, 04/15/55	1,012	1,015,986
T-Mobile USA, Inc.
2.05%, 02/15/28	11,740	11,260,685
2.63%, 02/15/29	2,900	2,758,262
4.20%, 10/01/29	200	198,764
3.88%, 04/15/30	2,900	2,824,226
2.55%, 02/15/31	650	590,663
2.88%, 02/15/31	4,975	4,587,557
5.15%, 04/15/34	3,045	3,067,294
4.70%, 01/15/35	9,750	9,430,078
5.30%, 05/15/35	7,870	7,935,055
Zegona Finance PLC, 8.63%, 07/15/29(a)	6,287	6,585,934
		67,523,818
Total Corporate Bonds — 56.8% (Cost: $4,676,149,259)		4,680,023,116
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(d) — 25.9%
Connecticut Avenue Securities Trust(a)
Series 2019-R04, Class 2B1, (30-day Avg SOFR + 5.36%), 9.03%, 06/25/39	14,278	14,397,239
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2019-R06, Class 2B1, (30-day Avg SOFR + 3.86%), 7.53%, 09/25/39	$35,139	$ 35,486,926
Series 2019-R07, Class 1B1, (30-day Avg SOFR + 3.51%), 7.18%, 10/25/39	4,764	4,812,467
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.78%, 01/25/40	15,000	15,188,443
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 10.53%, 02/25/40	5,419	5,648,045
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.43%, 02/25/40	70,233	71,813,787
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.76%, 10/25/41	53,368	53,872,734
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 6.96%, 11/25/41	64,165	65,072,999
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.41%, 12/25/41	39,240	39,660,339
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 6.81%, 12/25/41	77,567	78,267,422
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.16%, 01/25/42	63,102	64,729,403
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.66%, 01/25/42	76,782	77,585,618
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 9.91%, 03/25/42	46,113	48,067,893
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 8.91%, 03/25/42	48,092	49,916,917
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 6.76%, 03/25/42	2,000	2,027,425
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.16%, 04/25/42	20,011	20,665,208
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 10.66%, 04/25/42	13,540	14,269,189
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.66%, 04/25/42	2,330	2,363,126
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 10.46%, 06/25/42	8,455	8,955,979
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 9.26%, 07/25/42	30,082	31,742,874
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 8.41%, 09/25/42	3,750	3,932,853
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.21%, 01/25/43	11,265	11,964,564
Series 2023-R05, Class 1B1, (30-day Avg SOFR + 4.75%), 8.41%, 06/25/43	5,000	5,291,863
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 6.36%, 01/25/44	63,264	64,310,684
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.16%, 02/25/44	15,516	15,699,706
Series 2024-R02, Class 1M2, (30-day Avg SOFR + 1.80%), 5.46%, 02/25/44	2,250	2,250,698
Series 2024-R05, Class 2B1, (30-day Avg SOFR + 2.00%), 5.66%, 07/25/44	11,450	11,457,059
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.36%, 07/25/44	4,644	4,650,432
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 5.71%, 09/25/44	6,297	6,312,426
Series 2025-R02, Class 1B1, (30-day Avg SOFR + 1.95%), 5.61%, 02/25/45	2,750	2,748,899
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.26%, 02/25/45	6,925	6,931,255

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2026-R02, Class 1M2, (30-day Avg SOFR + 1.50%), 5.16%, 02/25/46	$6,000	$ 6,026,239
Fannie Mae Connecticut Avenue Securities
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.03%, 07/25/30	3,176	3,230,598
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 5.98%, 08/25/30	883	894,066
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA6, Class B2, (30-day Avg SOFR + 5.65%), 9.31%, 12/25/50	3,000	3,487,714
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.66%, 11/25/50	38,232	42,027,446
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.31%, 01/25/51	51,948	54,820,156
Series 2021-DNA1, Class B2, (30-day Avg SOFR + 4.75%), 8.41%, 01/25/51	32,167	35,881,350
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.06%, 08/25/33	56,875	63,106,020
Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 9.66%, 08/25/33	21,766	27,035,603
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.16%, 10/25/33	43,269	48,800,061
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 9.91%, 10/25/33	17,644	22,187,446
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.71%, 01/25/34	54,372	57,915,064
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.16%, 01/25/34	46,045	56,062,311
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.06%, 10/25/41	69,408	70,156,313
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.31%, 11/25/41	77,692	78,906,583
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.66%, 08/25/33	77,265	84,242,970
Series 2021-HQA1, Class B2, (30-day Avg SOFR + 5.00%), 8.66%, 08/25/33	23,160	27,157,108
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 6.81%, 12/25/33	7,450	8,308,500
Series 2021-HQA2, Class B2, (30-day Avg SOFR + 5.45%), 9.11%, 12/25/33	14,800	17,987,581
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.01%, 09/25/41	75,656	76,274,006
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 5.76%, 09/25/41	30,450	30,553,630
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 7.41%, 12/25/41	69,025	70,116,982
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.01%, 12/25/41	4,010	4,037,589
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.06%, 01/25/42	42,320	43,090,685
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 8.41%, 02/25/42	50,804	51,994,846
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 9.31%, 04/25/42	4,500	4,710,556
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 8.91%, 05/25/42	38,750	40,445,099
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 10.41%, 06/25/42	4,500	4,770,811
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 9.41%, 09/25/42	15,028	15,981,757
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.66%, 03/25/52	33,705	36,312,520
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2022-HQA1, Class B1, (30-day Avg SOFR + 7.00%), 10.66%, 03/25/42	$28,164	$ 29,582,773
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 8.91%, 03/25/42	95,533	98,847,040
Series 2022-HQA2, Class M1B, (30-day Avg SOFR + 4.00%), 7.66%, 07/25/42	28,313	29,180,227
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 9.66%, 07/25/42	27,110	28,760,638
Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 7.21%, 08/25/42	2,500	2,570,411
Series 2023-DNA2, Class M1B, (30-day Avg SOFR + 3.25%), 6.91%, 04/25/43	2,000	2,075,490
Series 2023-HQA3, Class M2, (30-day Avg SOFR + 3.35%), 7.01%, 11/25/43	3,724	3,883,800
Series 2024-HQA1, Class M2, (30-day Avg SOFR + 2.00%), 5.66%, 03/25/44	3,805	3,842,405
Series 2024-HQA2, Class M2, (30-day Avg SOFR + 1.80%), 5.46%, 08/25/44	1,000	1,001,877
Series 2025-HQA1, Class M2, (30-day Avg SOFR + 1.65%), 5.31%, 02/25/45	5,200	5,203,115
Freddie Mac STACR Securitized Participation Interests Trust(a)
Series 2018-SPI1, Class M2, 3.79%, 02/25/48	45	43,888
Series 2018-SPI2, Class M2, 3.85%, 05/25/48	63	61,091
Freddie Mac STACR Trust(a)
Series 2018-DNA3, Class B2, (30-day Avg SOFR + 7.86%), 11.53%, 09/25/48	2,000	2,274,189
Series 2018-HQA2, Class B2, (30-day Avg SOFR + 11.11%), 14.78%, 10/25/48	1,790	2,172,684
Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(a)	4,000	3,968,415
		2,140,084,125
Commercial Mortgage-Backed Securities(a)(d) — 0.3%
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 7.03%, 10/25/49	18,887	19,163,905
Series 2024-01, Class M7, (30-day Avg SOFR + 2.75%), 6.41%, 07/25/54	5,115	5,171,905
		24,335,810
Total Non-Agency Mortgage-Backed Securities — 26.2% (Cost: $2,158,557,617)		2,164,419,935
Preferred Securities
Capital Trusts — 1.0%(d)
Banks — 0.2%
Bank of Montreal
7.70%, 05/26/84	2,420	2,485,231
Series 6, 6.88%, 11/26/85	2,420	2,442,171
Canadian Imperial Bank of Commerce, 6.95%, 01/28/85	2,420	2,414,477
Royal Bank of Canada
7.50%, 05/02/84	2,420	2,478,189
6.75%, 08/24/85	2,420	2,428,857
Toronto-Dominion Bank, 8.13%, 10/31/82	2,420	2,496,632
		14,745,557
Capital Markets — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	2,030	2,020,315
Chemicals — 0.1%
FMC Corp., 8.45%, 11/01/55	5,000	3,219,298
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities — 0.6%
AES Corp., 7.60%, 01/15/55	$2,686	$ 2,664,292
Alliant Energy Corp., 5.75%, 04/01/56	2,320	2,255,633
American Electric Power Co., Inc.
7.05%, 12/15/54	2,900	2,993,434
Series C, 5.80%, 03/15/56	2,900	2,864,664
CenterPoint Energy, Inc.
6.70%, 05/15/55	2,320	2,345,963
Series A, 7.00%, 02/15/55	2,320	2,387,575
Dominion Energy, Inc.
6.00%, 02/15/56	2,320	2,305,214
Series A, 6.88%, 02/01/55	2,320	2,387,676
Edison International
8.13%, 06/15/53	1,894	1,928,297
7.88%, 06/15/54	1,684	1,725,078
Entergy Corp.
7.13%, 12/01/54	2,320	2,377,253
5.88%, 06/15/56	2,320	2,289,096
EUSHI Finance, Inc., 6.25%, 04/01/56	2,943	2,888,999
Evergy, Inc., 6.65%, 06/01/55	2,320	2,335,645
Nevada Power Co., 6.25%, 05/15/55	2,320	2,319,093
NextEra Energy Capital Holdings, Inc.
6.70%, 09/01/54	2,320	2,369,516
3.80%, 03/15/82	2,320	2,239,197
Sempra
6.88%, 10/01/54	2,320	2,344,979
6.63%, 04/01/55	2,320	2,319,925
Sierra Pacific Power Co., 6.20%, 12/15/55	2,320	2,256,482
WEC Energy Group, Inc., 5.63%, 05/15/56	2,320	2,273,205
		49,871,216
Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/55	2,420	2,476,814
Bank of Nova Scotia
8.63%, 10/27/82	2,420	2,515,300
8.00%, 01/27/84	2,420	2,533,704
		7,525,818
Media — 0.0%
Paramount Global, 6.38%, 03/30/62	2,120	1,547,600
Oil, Gas & Consumable Fuels — 0.0%
TransCanada PipeLines Ltd., 7.00%, 06/01/65	2,420	2,456,692
		81,386,496
Total Preferred Securities — 1.0% (Cost: $84,214,816)		81,386,496
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.2%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 6.66%, 12/25/50(a)(d)	17,025	18,036,765
Mortgage-Backed Securities — 11.3%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	53	49,469
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	$66	$ 64,356
3.50%, 10/01/44 - 06/01/49	236	220,524
3.00%, 08/01/46 - 02/01/47	11	10,012
4.00%, 10/01/46 - 01/01/49	34	32,151
Ginnie Mae Mortgage-Backed Securities(g)
3.50%, 06/20/42 - 04/21/56	26,365	24,244,115
3.00%, 05/20/45 - 04/21/56	34,470	30,823,677
4.00%, 11/20/47 - 04/21/56	15,211	14,298,714
4.50%, 10/20/48 - 04/21/56	20,286	19,614,700
5.00%, 12/20/48 - 04/21/56	30,393	30,111,605
2.50%, 08/20/50 - 04/21/56	41,392	35,564,544
5.50%, 12/20/52 - 04/21/56	20,330	20,463,132
6.50%, 04/15/55	9,825	10,210,443
2.00%, 04/21/56	73,475	60,680,017
6.00%, 04/21/56	16,850	17,133,184
Uniform Mortgage-Backed Securities
3.00%, 03/01/30 - 04/13/56(g)	89,829	80,584,194
2.50%, 04/01/32 - 04/13/56(g)	129,438	110,139,742
5.00%, 02/01/41 - 04/13/56(g)(h)	53,436	52,966,682
1.50%, 04/16/41 - 04/13/56(g)	23,100	18,123,672
2.00%, 04/16/41 - 04/13/56(g)	164,719	136,986,581
3.50%, 04/16/41 - 04/13/56(g)	48,377	44,575,018
4.00%, 04/16/41 - 04/13/56(g)(h)	51,307	48,883,654
4.50%, 06/01/44 - 04/13/56(g)	47,434	45,852,107
5.50%, 11/01/52 - 04/13/56(g)(h)	59,077	59,916,795
6.00%, 06/01/54 - 12/01/55	42,287	43,410,642
6.50%, 04/13/56(g)	25,550	26,431,572
		931,391,302
Total U.S. Government Sponsored Agency Securities — 11.5% (Cost: $960,176,575)		949,428,067
Total Long-Term Investments — 104.4% (Cost: $8,573,221,911)		8,608,708,081

Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(i)(j)	9,887,287	9,887,287

Par (000)
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bills(k)(l)
3.62%, 04/28/26	$10,900	10,870,321

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(k)(l) (continued)
3.64%, 04/28/26	$24,686	$ 24,618,783
3.70%, 04/28/26	119,300	118,975,160
		154,464,264
Total Short-Term Securities — 2.0% (Cost: $164,354,044)		164,351,551
Total Investments Before TBA Sale Commitments — 106.4% (Cost: $8,737,575,955)		8,773,059,632
TBA Sale Commitments(g)
Mortgage-Backed Securities — (0.3)%
Uniform Mortgage-Backed Securities
4.50%, 04/13/56	(17,400)	(16,791,099)
5.00%, 04/13/56	(7,100)	(7,001,499)
Total TBA Sale Commitments — (0.3)% (Proceeds: $(23,879,906))		(23,792,598)
Total Investments, Net of TBA Sale Commitments — 106.1% (Cost: $8,713,696,049)		8,749,267,034
Liabilities in Excess of Other Assets — (6.1)%		(506,226,281)
Net Assets — 100.0%		$ 8,243,040,753

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	When-issued security.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(l)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 54,139,966	$ —	$ (44,252,679)(a)	$ —	$ —	$ 9,887,287	9,887,287	$ 460,098	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	6,461	06/18/26	$ 732,920	$ (16,303,591)
Long Gilt	910	06/26/26	105,741	(5,471,896)
2-Year U.S. Treasury Note	15,264	06/30/26	3,166,803	(20,506,935)
5-Year U.S. Treasury Note	950	06/30/26	102,763	(1,464,092)
				(43,746,514)
Short Contracts
Euro Bund	292	06/08/26	42,320	567,292
10-Year Australian Treasury Bonds	1,457	06/15/26	108,320	1,033,335
10-Year U.S. Treasury Note	8,751	06/18/26	971,224	18,118,001
U.S. Long Bond	1,232	06/18/26	139,986	4,882,686
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Ultra U.S. Treasury Bond	424	06/18/26	$ 49,317	$ 1,744,911
10-Year Canadian Bond	647	06/19/26	55,817	(279,687)
				26,066,538
				$ (17,679,976)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,675,000	USD	6,624,086	Barclays Bank PLC	06/17/26	$ 43,771
AUD	4,391,400	USD	3,001,785	HSBC Bank PLC	06/17/26	24,698
AUD	6,690,420	USD	4,601,785	JPMorgan Chase Bank N.A.	06/17/26	9,146
AUD	14,637,500	USD	10,026,979	JPMorgan Chase Bank N.A.	06/17/26	60,954
AUD	18,572,000	USD	12,790,629	JPMorgan Chase Bank N.A.	06/17/26	8,898
AUD	20,627,600	USD	14,135,744	JPMorgan Chase Bank N.A.	06/17/26	80,471
BRL	8,322,479	USD	1,566,376	Bank of America N.A.	06/17/26	13,554
BRL	8,939,000	USD	1,678,002	Barclays Bank PLC	06/17/26	18,968
BRL	10,503,200	USD	1,969,137	Barclays Bank PLC	06/17/26	24,779
BRL	10,970,000	USD	2,052,693	Goldman Sachs International	06/17/26	29,840
BRL	9,756,750	USD	1,823,661	HSBC Bank PLC	06/17/26	28,550
BRL	35,961,521	USD	6,768,170	HSBC Bank PLC	06/17/26	58,725
BRL	13,033,000	USD	2,445,583	Societe Generale	06/17/26	28,587
CAD	7,746,000	USD	5,567,795	Bank of America N.A.	06/17/26	19,001
CAD	4,069,500	USD	2,934,200	HSBC Bank PLC	06/17/26	924
CAD	12,040,350	USD	8,664,011	JPMorgan Chase Bank N.A.	06/17/26	20,082
CHF	7,014,000	EUR	7,616,671	JPMorgan Chase Bank N.A.	06/17/26	10,687
COP	5,978,759,000	USD	1,589,140	Citibank N.A.	06/17/26	11,845
COP	37,186,742,000	USD	9,848,184	Citibank N.A.	06/17/26	109,641
COP	4,687,994,200	USD	1,250,976	Goldman Sachs International	06/17/26	4,370
COP	110,026,550,775	USD	29,292,374	Goldman Sachs International	06/17/26	170,416
COP	4,687,995,000	USD	1,246,595	HSBC Bank PLC	06/17/26	8,751
EUR	2,126,162	CHF	1,911,000	BNP Paribas SA	06/17/26	56,197
EUR	850,557	CHF	778,000	JPMorgan Chase Bank N.A.	06/17/26	5,435
EUR	1,626,258	CHF	1,475,000	JPMorgan Chase Bank N.A.	06/17/26	26,193
EUR	5,370,511	CHF	4,871,000	JPMorgan Chase Bank N.A.	06/17/26	86,499
EUR	35,539,571	CHF	31,911,194	UBS AG	06/17/26	979,531
EUR	1,808,200	CZK	44,440,000	Deutsche Bank AG	06/17/26	2,624
EUR	2,128,451	CZK	52,118,000	Deutsche Bank AG	06/17/26	12,176
EUR	4,716,680	CZK	115,861,000	Deutsche Bank AG	06/17/26	9,697
EUR	1,740,640	CZK	42,798,600	Goldman Sachs International	06/17/26	1,630
EUR	3,666,086	CZK	89,873,000	Goldman Sachs International	06/17/26	16,073
EUR	2,868,925	CZK	70,355,000	Morgan Stanley & Co. International PLC	06/17/26	11,440
EUR	1,902,217	CZK	46,663,500	Societe Generale	06/17/26	6,868
EUR	2,151,444	NOK	23,926,000	Citibank N.A.	06/17/26	25,819
EUR	1,854,155	NOK	20,787,000	Goldman Sachs International	06/17/26	5,001
EUR	3,299,517	NOK	36,991,000	Goldman Sachs International	06/17/26	8,900
EUR	1,969,703	NOK	21,808,000	JPMorgan Chase Bank N.A.	06/17/26	33,637
EUR	1,695,884	PLN	7,285,000	Bank of America N.A.	06/17/26	5,080
EUR	39,464,289	PLN	168,406,750	Barclays Bank PLC	06/17/26	419,780
EUR	2,515,060	PLN	10,826,000	Goldman Sachs International	06/17/26	1,590
EUR	3,958,874	PLN	16,943,000	Goldman Sachs International	06/17/26	28,855
EUR	3,669,010	PLN	15,793,000	JPMorgan Chase Bank N.A.	06/17/26	2,358
EUR	2,261,275	PLN	9,698,000	Standard Chartered Bank	06/17/26	11,015
EUR	1,720,254	SEK	18,571,000	Bank of America N.A.	06/17/26	26,014
EUR	313,414	SEK	3,377,951	Goldman Sachs International	06/17/26	5,324
EUR	2,124,134	SEK	22,883,000	Goldman Sachs International	06/17/26	37,221
EUR	5,175,363	SEK	55,715,250	Goldman Sachs International	06/17/26	94,739

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,606,383	SEK	219,518,230	Goldman Sachs International	06/17/26	$ 623,152
EUR	2,382,775	SEK	25,669,049	JPMorgan Chase Bank N.A.	06/17/26	41,780
EUR	5,718,800	USD	6,587,314	Goldman Sachs International	06/17/26	45,732
EUR	83,000	USD	95,864	JPMorgan Chase Bank N.A.	06/17/26	405
EUR	12,160,200	USD	14,068,566	JPMorgan Chase Bank N.A.	06/17/26	35,646
EUR	5,877,000	USD	6,792,166	Morgan Stanley & Co. International PLC	06/17/26	24,370
GBP	5,916,000	USD	7,814,563	Societe Generale	06/17/26	14,095
HUF	855,566,000	EUR	2,168,735	Deutsche Bank AG	06/17/26	43,992
HUF	1,640,376,000	EUR	4,216,796	Deutsche Bank AG	06/17/26	16,282
HUF	2,276,858,500	EUR	5,794,794	Deutsche Bank AG	06/17/26	90,060
HUF	831,941,000	EUR	2,117,370	Goldman Sachs International	06/17/26	32,895
HUF	846,019,000	EUR	2,157,843	Goldman Sachs International	06/17/26	28,066
HUF	2,359,330,000	EUR	5,999,814	Goldman Sachs International	06/17/26	98,978
HUF	958,339,800	EUR	2,436,478	Societe Generale	06/17/26	40,895
INR	320,102,000	USD	3,375,270	Citibank N.A.	06/17/26	494
JPY	493,280,000	USD	3,119,962	Deutsche Bank AG	06/17/26	8,030
JPY	1,479,840,000	USD	9,359,885	Deutsche Bank AG	06/17/26	24,091
JPY	587,439,000	USD	3,724,929	HSBC Bank PLC	06/17/26	145
JPY	817,294,000	USD	5,145,839	HSBC Bank PLC	06/17/26	36,795
JPY	571,436,000	USD	3,617,996	JPMorgan Chase Bank N.A.	06/17/26	5,600
JPY	987,131,000	USD	6,247,665	JPMorgan Chase Bank N.A.	06/17/26	11,941
JPY	2,353,886,000	USD	14,844,986	JPMorgan Chase Bank N.A.	06/17/26	81,500
JPY	1,791,224,000	USD	11,345,600	Morgan Stanley & Co. International PLC	06/17/26	12,928
JPY	2,134,695,000	USD	13,483,530	Morgan Stanley & Co. International PLC	06/17/26	53,020
NOK	32,879,000	EUR	2,922,809	JPMorgan Chase Bank N.A.	06/17/26	3,602
NOK	55,466,500	EUR	4,924,140	Morgan Stanley & Co. International PLC	06/17/26	13,739
SEK	27,531,750	EUR	2,515,153	JPMorgan Chase Bank N.A.	06/17/26	2,198
SGD	5,195,000	USD	4,049,132	HSBC Bank PLC	06/17/26	12,986
SGD	7,620,000	USD	5,948,564	JPMorgan Chase Bank N.A.	06/17/26	9,731
THB	60,649,000	USD	1,840,854	Citibank N.A.	06/17/26	9,470
USD	97,960,329	AUD	136,945,550	Barclays Bank PLC	06/17/26	3,579,629
USD	2,318,511	AUD	3,359,000	HSBC Bank PLC	06/17/26	3,542
USD	4,519,651	AUD	6,388,000	HSBC Bank PLC	06/17/26	117,142
USD	5,460,501	AUD	7,858,000	HSBC Bank PLC	06/17/26	44,892
USD	2,968,495	AUD	4,263,000	JPMorgan Chase Bank N.A.	06/17/26	30,503
USD	2,997,823	AUD	4,311,000	JPMorgan Chase Bank N.A.	06/17/26	26,750
USD	4,170,721	AUD	6,000,000	JPMorgan Chase Bank N.A.	06/17/26	35,616
USD	4,241,974	AUD	6,139,000	JPMorgan Chase Bank N.A.	06/17/26	11,073
USD	11,623,905	AUD	16,519,000	JPMorgan Chase Bank N.A.	06/17/26	239,272
USD	15,747,687	AUD	22,340,000	JPMorgan Chase Bank N.A.	06/17/26	351,314
USD	2,738,722	CAD	3,736,000	HSBC Bank PLC	06/17/26	44,135
USD	3,101,537	CAD	4,197,000	HSBC Bank PLC	06/17/26	74,454
USD	5,112,155	CAD	6,976,040	JPMorgan Chase Bank N.A.	06/17/26	80,692
USD	5,965,372	CAD	8,161,000	JPMorgan Chase Bank N.A.	06/17/26	79,258
USD	9,518,687	CAD	13,007,000	JPMorgan Chase Bank N.A.	06/17/26	137,399
USD	11,927,584	CAD	16,271,000	JPMorgan Chase Bank N.A.	06/17/26	192,138
USD	15,497,659	CAD	21,143,000	JPMorgan Chase Bank N.A.	06/17/26	248,287
USD	17,235,195	CAD	23,522,250	JPMorgan Chase Bank N.A.	06/17/26	269,792
USD	21,237,209	CAD	28,710,400	Morgan Stanley & Co. International PLC	06/17/26	529,857
USD	22,452,230	CLP	20,208,803,050	Barclays Bank PLC	06/17/26	619,863
USD	2,839,335	CLP	2,627,520,700	BNP Paribas SA	06/17/26	721
USD	3,020,907	CLP	2,762,589,000	BNP Paribas SA	06/17/26	36,373
USD	1,147,208	CLP	1,047,045,382	Citibank N.A.	06/17/26	16,044
USD	1,477,863	CLP	1,351,875,000	Citibank N.A.	06/17/26	17,379
USD	334,069	CLP	304,831,618	Goldman Sachs International	06/17/26	4,748
USD	1,954,115	CLP	1,801,088,500	Goldman Sachs International	06/17/26	8,328
USD	3,420,381	CLP	3,102,286,000	Goldman Sachs International	06/17/26	68,860
USD	3,488,959	CLP	3,179,488,000	Goldman Sachs International	06/17/26	54,032
USD	1,482,325	CLP	1,351,880,000	UBS AG	06/17/26	21,835
USD	2,182,746	COP	8,146,695,000	HSBC Bank PLC	06/17/26	1,233
USD	1,565,861	COP	5,847,583,000	Morgan Stanley & Co. International PLC	06/17/26	2
USD	12,522,609	EUR	10,789,000	Barclays Bank PLC	06/17/26	8,807
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,671,663	EUR	4,878,300	Deutsche Bank AG	06/17/26	$ 13,485
USD	3,404,586	EUR	2,924,500	HSBC Bank PLC	06/17/26	12,556
USD	598,608	GBP	450,000	Barclays Bank PLC	06/17/26	3,122
USD	10,374,269	GBP	7,801,000	Barclays Bank PLC	06/17/26	51,187
USD	8,190,213	GBP	6,112,050	Citibank N.A.	06/17/26	102,122
USD	13,438,050	GBP	10,065,000	Citibank N.A.	06/17/26	119,011
USD	862,496	GBP	650,000	HSBC Bank PLC	06/17/26	2,350
USD	882,429	GBP	660,000	HSBC Bank PLC	06/17/26	9,049
USD	2,448,271	GBP	1,847,000	HSBC Bank PLC	06/17/26	4,131
USD	3,913,822	GBP	2,943,000	HSBC Bank PLC	06/17/26	19,343
USD	15,906,430	GBP	11,873,000	JPMorgan Chase Bank N.A.	06/17/26	194,860
USD	21,089,455	GBP	15,935,000	JPMorgan Chase Bank N.A.	06/17/26	2,630
USD	5,833,424	GBP	4,384,500	Societe Generale	06/17/26	31,404
USD	11,989,861	GBP	8,952,000	Societe Generale	06/17/26	143,658
USD	66,137,987	GBP	49,260,340	Societe Generale	06/17/26	951,658
USD	1,864,585	GBP	1,390,000	Standard Chartered Bank	06/17/26	25,195
USD	4,885,920	GBP	3,635,200	State Street Bank and Trust Co.	06/17/26	75,451
USD	14,223,566	GBP	10,653,000	State Street Bank and Trust Co.	06/17/26	126,425
USD	1,399,046	GBP	1,050,000	UBS AG	06/17/26	9,579
USD	3,053,526	IDR	51,815,282,000	Goldman Sachs International	06/17/26	7,897
USD	2,131,269	INR	197,986,400	Goldman Sachs International	06/17/26	43,324
USD	1,887,979	INR	178,707,000	HSBC Bank PLC	06/17/26	3,352
USD	2,542,195	INR	236,237,790	HSBC Bank PLC	06/17/26	50,855
USD	2,569,848	INR	239,818,000	HSBC Bank PLC	06/17/26	40,752
USD	6,911,694	JPY	1,089,289,500	Deutsche Bank AG	06/17/26	4,280
USD	15,327,185	JPY	2,413,817,000	Morgan Stanley & Co. International PLC	06/17/26	20,663
USD	35,240,305	JPY	5,533,797,600	Morgan Stanley & Co. International PLC	06/17/26	149,331
USD	2,399,704	MXN	43,106,000	Barclays Bank PLC	06/17/26	9,413
USD	2,504,309	MXN	45,039,000	Citibank N.A.	06/17/26	6,831
USD	11,298,638	MXN	200,953,050	Goldman Sachs International	06/17/26	155,498
USD	4,412,445	MXN	78,822,250	Morgan Stanley & Co. International PLC	06/17/26	41,636
USD	8,159,639	NZD	13,985,500	Citibank N.A.	06/17/26	101,393
USD	3,066,792	NZD	5,151,000	Morgan Stanley & Co. International PLC	06/17/26	98,859
USD	5,197,967	NZD	8,826,240	Morgan Stanley & Co. International PLC	06/17/26	112,413
USD	6,076,550	NZD	10,374,000	Morgan Stanley & Co. International PLC	06/17/26	99,199
USD	6,262,841	NZD	10,570,000	Morgan Stanley & Co. International PLC	06/17/26	172,558
USD	332,915	PHP	20,098,085	Bank of America N.A.	06/17/26	2,832
USD	2,485,185	PHP	149,300,000	Bank of America N.A.	06/17/26	33,142
USD	1,160,836	PHP	70,102,916	Deutsche Bank AG	06/17/26	9,494
USD	4,498,120	PHP	270,427,000	Deutsche Bank AG	06/17/26	56,736
USD	4,256,249	PHP	256,458,000	Goldman Sachs International	06/17/26	44,286
USD	42,981,614	PHP	2,559,770,000	Goldman Sachs International	06/17/26	940,982
USD	43,029,311	PHP	2,559,770,670	Goldman Sachs International	06/17/26	988,668
USD	3,967,926	PHP	237,282,000	HSBC Bank PLC	06/17/26	70,902
USD	57,222,356	SGD	72,374,950	BNP Paribas SA	06/17/26	630,328
USD	3,223,553	SGD	4,074,400	HSBC Bank PLC	06/17/26	37,664
USD	7,401,240	SGD	9,412,500	JPMorgan Chase Bank N.A.	06/17/26	41,339
USD	10,517,855	SGD	13,387,000	Morgan Stanley & Co. International PLC	06/17/26	50,180
USD	2,472,770	SGD	3,132,000	Standard Chartered Bank	06/17/26	23,770
USD	69,866,425	THB	2,207,150,220	Goldman Sachs International	06/17/26	2,529,068
USD	2,443,357	THB	78,820,000	HSBC Bank PLC	06/17/26	38,658
USD	5,912,811	TWD	188,948,000	HSBC Bank PLC	06/17/26	33,265
USD	8,700,420	TWD	279,327,000	HSBC Bank PLC	06/17/26	8,528
USD	923,250	TWD	29,508,000	JPMorgan Chase Bank N.A.	06/17/26	5,042
USD	1,968,430	ZAR	32,353,600	Citibank N.A.	06/17/26	67,385
USD	3,860,381	ZAR	65,623,000	Citibank N.A.	06/17/26	4,481
USD	4,956,752	ZAR	82,864,000	Deutsche Bank AG	06/17/26	87,799
USD	2,465,961	ZAR	41,004,000	Goldman Sachs International	06/17/26	56,633
USD	2,446,625	ZAR	41,161,000	HSBC Bank PLC	06/17/26	28,072
USD	6,799,829	ZAR	114,341,500	Morgan Stanley & Co. International PLC	06/17/26	81,309
						19,968,975

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,893,200	USD	8,356,837	Citibank N.A.	06/17/26	$ (160,232)
AUD	3,515,000	USD	2,496,866	HSBC Bank PLC	06/17/26	(74,384)
AUD	3,835,000	USD	2,703,147	HSBC Bank PLC	06/17/26	(60,126)
AUD	4,860,000	USD	3,423,493	JPMorgan Chase Bank N.A.	06/17/26	(74,058)
AUD	13,755,000	USD	9,763,267	JPMorgan Chase Bank N.A.	06/17/26	(283,540)
AUD	14,580,000	USD	10,259,539	Morgan Stanley & Co. International PLC	06/17/26	(211,234)
AUD	5,289,000	USD	3,720,256	State Street Bank and Trust Co.	06/17/26	(75,161)
AUD	6,778,000	USD	4,859,426	State Street Bank and Trust Co.	06/17/26	(188,136)
AUD	7,406,000	USD	5,231,984	State Street Bank and Trust Co.	06/17/26	(127,886)
AUD	8,106,400	USD	5,800,372	State Street Bank and Trust Co.	06/17/26	(213,570)
BRL	370,256,900	USD	70,332,213	Goldman Sachs International	06/17/26	(43,060)
CAD	4,401,000	USD	3,200,960	JPMorgan Chase Bank N.A.	06/17/26	(26,742)
CAD	5,457,000	USD	3,986,247	JPMorgan Chase Bank N.A.	06/17/26	(50,390)
CAD	174,624,790	USD	129,248,556	JPMorgan Chase Bank N.A.	06/17/26	(3,300,570)
CHF	5,932,136	EUR	6,538,590	Bank of America N.A.	06/17/26	(103,169)
CHF	368,864	EUR	406,462	Barclays Bank PLC	06/17/26	(6,285)
CHF	1,939,000	EUR	2,149,071	Barclays Bank PLC	06/17/26	(47,459)
CHF	2,946,000	EUR	3,233,703	JPMorgan Chase Bank N.A.	06/17/26	(35,609)
CHF	3,907,200	EUR	4,278,297	JPMorgan Chase Bank N.A.	06/17/26	(35,077)
CHF	4,270,000	EUR	4,685,795	JPMorgan Chase Bank N.A.	06/17/26	(50,212)
CHF	4,284,000	EUR	4,699,504	JPMorgan Chase Bank N.A.	06/17/26	(48,457)
CHF	5,109,000	EUR	5,695,891	JPMorgan Chase Bank N.A.	06/17/26	(163,766)
CHF	5,463,200	EUR	6,082,187	JPMorgan Chase Bank N.A.	06/17/26	(165,154)
CHF	6,149,000	EUR	6,848,516	JPMorgan Chase Bank N.A.	06/17/26	(189,165)
CHF	6,352,000	EUR	7,054,635	JPMorgan Chase Bank N.A.	06/17/26	(172,243)
CHF	6,797,000	EUR	7,463,284	JPMorgan Chase Bank N.A.	06/17/26	(85,053)
COP	12,074,546,000	USD	3,234,022	Deutsche Bank AG	06/17/26	(713)
CZK	105,863,200	EUR	4,329,252	BNP Paribas SA	06/17/26	(31,571)
CZK	84,583,800	EUR	3,440,914	Deutsche Bank AG	06/17/26	(4,207)
CZK	230,767,840	EUR	9,433,336	JPMorgan Chase Bank N.A.	06/17/26	(64,340)
EUR	1,192,934	CZK	29,364,000	Deutsche Bank AG	06/17/26	(406)
EUR	2,774,621	HUF	1,098,944,000	Deutsche Bank AG	06/17/26	(69,314)
EUR	4,199,422	HUF	1,643,830,000	Goldman Sachs International	06/17/26	(46,767)
EUR	14,671,268	HUF	5,751,283,870	Goldman Sachs International	06/17/26	(188,317)
EUR	2,789,054	HUF	1,123,923,000	JPMorgan Chase Bank N.A.	06/17/26	(127,298)
EUR	2,247,456	HUF	890,959,000	Morgan Stanley & Co. International PLC	06/17/26	(58,565)
EUR	3,646,919	NOK	41,256,500	Citibank N.A.	06/17/26	(28,432)
EUR	2,908,557	NOK	32,690,000	JPMorgan Chase Bank N.A.	06/17/26	(626)
EUR	3,339,509	NOK	37,866,000	JPMorgan Chase Bank N.A.	06/17/26	(35,029)
EUR	4,952,692	NOK	56,183,000	JPMorgan Chase Bank N.A.	06/17/26	(54,578)
EUR	29,921,630	USD	34,834,941	Bank of America N.A.	06/17/26	(129,838)
EUR	24,055,000	USD	27,936,755	BNP Paribas SA	06/17/26	(36,161)
EUR	10,731,000	USD	12,502,903	Citibank N.A.	06/17/26	(56,373)
EUR	10,300,000	USD	11,980,703	HSBC Bank PLC	06/17/26	(34,075)
EUR	5,941,000	USD	6,914,227	JPMorgan Chase Bank N.A.	06/17/26	(23,458)
EUR	39,097,600	USD	45,584,090	Morgan Stanley & Co. International PLC	06/17/26	(236,084)
GBP	2,012,000	USD	2,673,326	Barclays Bank PLC	06/17/26	(10,841)
GBP	3,405,000	USD	4,538,409	Citibank N.A.	06/17/26	(32,564)
GBP	4,860,500	USD	6,506,873	Citibank N.A.	06/17/26	(74,961)
GBP	1,603,965	USD	2,147,224	Deutsche Bank AG	06/17/26	(24,693)
GBP	272,403	USD	363,928	Goldman Sachs International	06/17/26	(3,456)
GBP	3,161,597	USD	4,222,932	HSBC Bank PLC	06/17/26	(39,183)
GBP	4,977,000	USD	6,597,208	HSBC Bank PLC	06/17/26	(11,131)
IDR	137,046,400,800	USD	8,093,451	Deutsche Bank AG	06/17/26	(38,058)
IDR	119,483,911,715	USD	7,054,609	JPMorgan Chase Bank N.A.	06/17/26	(31,514)
IDR	81,163,509,000	USD	4,789,824	Morgan Stanley & Co. International PLC	06/17/26	(19,149)
IDR	477,935,646,900	USD	28,216,770	Morgan Stanley & Co. International PLC	06/17/26	(124,391)
INR	247,061,500	USD	2,610,490	HSBC Bank PLC	06/17/26	(5,004)
INR	368,597,000	USD	3,895,540	HSBC Bank PLC	06/17/26	(8,352)
INR	367,890,000	USD	3,880,040	Standard Chartered Bank	06/17/26	(309)
JPY	1,556,886,240	USD	9,903,388	JPMorgan Chase Bank N.A.	06/17/26	(30,845)
KRW	4,518,266,000	USD	3,058,152	Bank of America N.A.	06/17/26	(48,081)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	4,717,637,139	USD	3,157,511	Citibank N.A.	06/17/26	$ (14,620)
KRW	5,334,526,861	USD	3,571,231	Goldman Sachs International	06/17/26	(17,368)
KRW	5,844,738,000	USD	3,913,424	Goldman Sachs International	06/17/26	(19,658)
KRW	45,878,220,000	USD	31,159,648	Goldman Sachs International	06/17/26	(595,563)
KRW	3,667,623,000	USD	2,460,204	HSBC Bank PLC	06/17/26	(16,833)
KRW	3,699,605,000	USD	2,490,092	HSBC Bank PLC	06/17/26	(25,414)
KRW	45,878,224,235	USD	31,164,096	JPMorgan Chase Bank N.A.	06/17/26	(600,008)
MXN	62,081,000	USD	3,478,434	Citibank N.A.	06/17/26	(35,952)
MXN	32,507,000	USD	1,810,668	JPMorgan Chase Bank N.A.	06/17/26	(8,108)
MXN	150,165,000	USD	8,461,096	Morgan Stanley & Co. International PLC	06/17/26	(134,228)
NOK	20,382,500	EUR	1,814,749	Goldman Sachs International	06/17/26	(1,047)
NOK	76,359,890	EUR	6,802,459	HSBC Bank PLC	06/17/26	(8,307)
NOK	30,114,400	EUR	2,680,144	JPMorgan Chase Bank N.A.	06/17/26	(291)
NOK	38,470,500	EUR	3,491,661	JPMorgan Chase Bank N.A.	06/17/26	(79,051)
NZD	47,151,459	USD	28,030,835	Citibank N.A.	06/17/26	(862,836)
NZD	4,241,000	USD	2,494,902	Goldman Sachs International	06/17/26	(51,298)
NZD	3,401,000	USD	1,965,765	HSBC Bank PLC	06/17/26	(6,157)
NZD	4,004,000	USD	2,318,342	JPMorgan Chase Bank N.A.	06/17/26	(11,295)
NZD	6,661,000	USD	3,913,157	JPMorgan Chase Bank N.A.	06/17/26	(75,184)
NZD	6,963,000	USD	4,033,366	JPMorgan Chase Bank N.A.	06/17/26	(21,385)
NZD	7,310,500	USD	4,274,084	JPMorgan Chase Bank N.A.	06/17/26	(61,878)
NZD	11,065,000	USD	6,445,473	JPMorgan Chase Bank N.A.	06/17/26	(69,978)
NZD	21,000,000	USD	12,305,420	JPMorgan Chase Bank N.A.	06/17/26	(205,520)
NZD	14,351,400	USD	8,370,549	Morgan Stanley & Co. International PLC	06/17/26	(101,477)
PHP	117,543,200	USD	1,975,728	HSBC Bank PLC	06/17/26	(45,246)
PHP	390,243,500	USD	6,418,479	Standard Chartered Bank	06/17/26	(9,276)
PLN	20,066,000	EUR	4,680,516	Goldman Sachs International	06/17/26	(24,811)
PLN	9,367,000	EUR	2,183,830	Morgan Stanley & Co. International PLC	06/17/26	(10,330)
PLN	9,098,000	EUR	2,124,229	Standard Chartered Bank	06/17/26	(13,645)
SEK	55,063,500	EUR	5,037,025	Barclays Bank PLC	06/17/26	(3,396)
SEK	46,671,000	EUR	4,364,496	Citibank N.A.	06/17/26	(113,285)
SEK	62,123,500	EUR	5,770,292	Citibank N.A.	06/17/26	(105,252)
SEK	41,001,510	EUR	3,812,229	Goldman Sachs International	06/17/26	(73,916)
SEK	46,157,600	EUR	4,260,853	Goldman Sachs International	06/17/26	(47,513)
SEK	43,953,000	EUR	4,018,454	JPMorgan Chase Bank N.A.	06/17/26	(137)
SEK	36,619,200	EUR	3,387,358	Morgan Stanley & Co. International PLC	06/17/26	(45,818)
SEK	36,709,250	EUR	3,366,333	Morgan Stanley & Co. International PLC	06/17/26	(11,884)
SEK	36,806,000	EUR	3,417,817	Morgan Stanley & Co. International PLC	06/17/26	(61,339)
SEK	41,132,800	EUR	3,861,147	Morgan Stanley & Co. International PLC	06/17/26	(116,733)
SEK	69,614,400	EUR	6,441,603	Morgan Stanley & Co. International PLC	06/17/26	(89,555)
SEK	111,383,040	EUR	10,312,006	Morgan Stanley & Co. International PLC	06/17/26	(149,600)
SEK	23,024,000	EUR	2,148,449	Standard Chartered Bank	06/17/26	(50,472)
SEK	109,860,000	EUR	10,154,640	UBS AG	06/17/26	(128,578)
SGD	5,157,000	USD	4,055,168	BNP Paribas SA	06/17/26	(22,763)
SGD	2,590,000	USD	2,028,075	HSBC Bank PLC	06/17/26	(2,881)
SGD	8,085,587	USD	6,368,635	HSBC Bank PLC	06/17/26	(46,285)
SGD	7,939,000	USD	6,224,567	JPMorgan Chase Bank N.A.	06/17/26	(16,838)
SGD	14,874,000	USD	11,711,534	JPMorgan Chase Bank N.A.	06/17/26	(81,132)
SGD	19,590,200	USD	15,444,082	JPMorgan Chase Bank N.A.	06/17/26	(125,948)
THB	75,835,000	USD	2,330,703	Barclays Bank PLC	06/17/26	(17,073)
THB	75,835,500	USD	2,330,152	Barclays Bank PLC	06/17/26	(16,507)
THB	157,071,750	USD	4,976,137	HSBC Bank PLC	06/17/26	(184,076)
THB	181,049,000	USD	5,586,208	HSBC Bank PLC	06/17/26	(62,632)
THB	80,376,000	USD	2,490,901	JPMorgan Chase Bank N.A.	06/17/26	(38,731)
TWD	63,914,000	USD	1,996,545	Citibank N.A.	06/17/26	(7,716)
TWD	106,016,400	USD	3,305,523	Citibank N.A.	06/17/26	(6,583)
TWD	79,554,000	USD	2,492,143	Goldman Sachs International	06/17/26	(16,640)
TWD	100,423,550	USD	3,154,799	Goldman Sachs International	06/17/26	(29,892)
TWD	122,539,000	USD	3,836,177	Goldman Sachs International	06/17/26	(23,098)
TWD	78,806,000	USD	2,477,039	HSBC Bank PLC	06/17/26	(24,812)
TWD	75,376,800	USD	2,352,658	JPMorgan Chase Bank N.A.	06/17/26	(7,138)
TWD	93,535,685	USD	2,928,298	JPMorgan Chase Bank N.A.	06/17/26	(17,723)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	101,220,000	USD	3,167,163	Societe Generale	06/17/26	$ (17,474)
TWD	145,332,800	USD	4,565,089	Societe Generale	06/17/26	(42,730)
USD	2,551,958	BRL	13,680,000	Bank of America N.A.	06/17/26	(45,038)
USD	2,482,443	BRL	13,135,000	Deutsche Bank AG	06/17/26	(11,091)
USD	3,827,833	BRL	20,580,000	HSBC Bank PLC	06/17/26	(79,051)
USD	4,825,929	BRL	26,041,000	HSBC Bank PLC	06/17/26	(117,666)
USD	2,484,398	BRL	13,217,000	Societe Generale	06/17/26	(24,702)
USD	1,594,683	CLP	1,490,454,250	Goldman Sachs International	06/17/26	(15,514)
USD	3,683,979	CLP	3,420,574,500	Goldman Sachs International	06/17/26	(11,403)
USD	3,496,229	COP	13,073,764,500	HSBC Bank PLC	06/17/26	(4,649)
USD	6,599,444	EUR	5,690,500	BNP Paribas SA	06/17/26	(778)
USD	1,637,144	EUR	1,413,000	HSBC Bank PLC	06/17/26	(1,748)
USD	3,297,261	EUR	2,845,250	HSBC Bank PLC	06/17/26	(2,850)
USD	7,271,268	EUR	6,316,800	HSBC Bank PLC	06/17/26	(55,378)
USD	10,250,223	EUR	8,847,000	HSBC Bank PLC	06/17/26	(11,118)
USD	807,549	EUR	700,131	JPMorgan Chase Bank N.A.	06/17/26	(4,510)
USD	4,600,739	EUR	3,979,000	JPMorgan Chase Bank N.A.	06/17/26	(14,371)
USD	11,673,530	EUR	10,096,000	Morgan Stanley & Co. International PLC	06/17/26	(36,484)
USD	7,517,682	EUR	6,516,969	Societe Generale	06/17/26	(41,133)
USD	6,762,256	GBP	5,119,000	JPMorgan Chase Bank N.A.	06/17/26	(11,729)
USD	2,032,842	IDR	34,614,223,000	Deutsche Bank AG	06/17/26	(1,733)
USD	7,823,157	IDR	133,423,946,060	Deutsche Bank AG	06/17/26	(19,313)
USD	1,498,480	IDR	25,497,386,500	Goldman Sachs International	06/17/26	(220)
USD	3,011,322	IDR	51,446,635,500	HSBC Bank PLC	06/17/26	(12,638)
USD	3,323,301	IDR	56,649,484,500	HSBC Bank PLC	06/17/26	(6,476)
USD	3,453,005	IDR	58,801,226,000	Standard Chartered Bank	06/17/26	(3,247)
USD	8,008,709	JPY	1,264,379,000	Deutsche Bank AG	06/17/26	(8,984)
USD	3,897,675	JPY	615,934,000	HSBC Bank PLC	06/17/26	(8,092)
USD	1,758,177	JPY	278,120,000	JPMorgan Chase Bank N.A.	06/17/26	(5,441)
USD	3,008,483	KRW	4,531,768,680	Goldman Sachs International	06/17/26	(10,582)
USD	3,229,898	KRW	4,866,002,820	HSBC Bank PLC	06/17/26	(11,835)
USD	5,957,294	NZD	10,388,000	JPMorgan Chase Bank N.A.	06/17/26	(28,124)
USD	16,302,807	NZD	28,464,000	JPMorgan Chase Bank N.A.	06/17/26	(97,744)
USD	5,099,166	THB	168,145,000	HSBC Bank PLC	06/17/26	(30,725)
USD	2,234,222	ZAR	38,606,000	Citibank N.A.	06/17/26	(34,204)
USD	3,723,503	ZAR	63,536,000	Citibank N.A.	06/17/26	(9,768)
USD	6,100,687	ZAR	104,096,250	Deutsche Bank AG	06/17/26	(15,839)
USD	2,294,361	ZAR	39,202,680	Goldman Sachs International	06/17/26	(9,124)
USD	3,799,460	ZAR	65,636,000	Goldman Sachs International	06/17/26	(57,204)
USD	5,670,838	ZAR	97,174,350	Goldman Sachs International	06/17/26	(38,968)
ZAR	4,981,958	USD	295,287	Citibank N.A.	06/17/26	(2,555)
ZAR	79,321,000	USD	4,714,495	Citibank N.A.	06/17/26	(53,723)
ZAR	41,609,000	USD	2,457,006	Deutsche Bank AG	06/17/26	(12,129)
ZAR	65,665,000	USD	3,899,717	Deutsche Bank AG	06/17/26	(41,349)
ZAR	66,398,000	USD	3,963,918	Goldman Sachs International	06/17/26	(62,480)
ZAR	78,284,000	USD	4,778,934	Goldman Sachs International	06/17/26	(179,094)
ZAR	93,496,650	USD	5,676,304	JPMorgan Chase Bank N.A.	06/17/26	(182,594)
ZAR	54,059,042	USD	3,202,541	Morgan Stanley & Co. International PLC	06/17/26	(26,120)
						(14,111,854)
						$ 5,857,121
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	397,554	$ (19,735,057)	$ (15,864,465)	$ (3,870,592)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.48%	Semi-Annual	2.62%	Annual	09/16/26 (a)	09/16/28	EUR	87,260	$ (571,639)	$ 167,535	$ (739,174)
6-mo. EURIBOR, 2.48%	Semi-Annual	2.94%	Annual	09/16/26 (a)	09/16/28	EUR	91,770	39,963	42,673	(2,710)
3.31%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/28	USD	644,900	3,227,461	(552,383)	3,779,844
1-day SOFR, 3.68%	Annual	3.68%	Annual	09/16/26 (a)	09/16/28	USD	111,436	230,582	45,525	185,057
7.69%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	09/17/26 (a)	09/11/31	MXN	566,280	813,194	301	812,893
1.52%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	1,382,410	627,574	488	627,086
1.66%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	268,080	68,086	93	67,993
1.88%	Semi-Annual	1-day SORA, 1.00%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	1,145	10,346	10	10,336
1.90%	Semi-Annual	1-day SORA, 1.00%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	9,985	80,929	87	80,842
1.91%	Semi-Annual	1-day SORA, 1.00%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	11,480	89,235	100	89,135
1.96%	Semi-Annual	1-day SORA, 1.00%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	11,100	68,260	97	68,163
1.98%	Semi-Annual	1-day SORA, 1.00%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	4,913	25,862	43	25,819
2.02%	Semi-Annual	1-day SORA, 1.00%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	6,387	24,665	56	24,609
2.67%	Quarterly	3-mo. HIBOR, 2.36%	Quarterly	09/16/26 (a)	09/16/31	HKD	141,230	184,003	201	183,802
2.74%	Quarterly	3-mo. HIBOR, 2.36%	Quarterly	09/16/26 (a)	09/16/31	HKD	66,800	60,010	95	59,915
2.74%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	291,820	3,085,275	(494,450)	3,579,725
2.80%	Quarterly	3-mo. HIBOR, 2.36%	Quarterly	09/16/26 (a)	09/16/31	HKD	71,070	37,866	101	37,765
2.90%	Quarterly	3-mo. HIBOR, 2.36%	Quarterly	09/16/26 (a)	09/16/31	HKD	70,840	(3,860)	101	(3,961)
2.97%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	48,250	(72,832)	(43,376)	(29,456)
1-day SOFR, 3.68%	Annual	3.43%	Annual	09/16/26 (a)	09/16/31	USD	273,457	(2,547,339)	(2,835,742)	288,403
3.51%	Annual	1-day SHIR, 4.00%	Annual	09/16/26 (a)	09/16/31	ILS	112,080	542,877	404	542,473
3.55%	Annual	1-day SHIR, 4.00%	Annual	09/16/26 (a)	09/16/31	ILS	25,770	111,490	93	111,397
3.57%	Quarterly	3-mo. KRW CDC, 2.82%	Quarterly	09/16/26 (a)	09/16/31	KRW	13,856,120	112,522	105	112,417
3.59%	Annual	1-day SHIR, 4.00%	Annual	09/16/26 (a)	09/16/31	ILS	30,300	115,837	108	115,729
3.59%	Quarterly	3-mo. KRW CDC, 2.82%	Quarterly	09/16/26 (a)	09/16/31	KRW	5,467,801	41,968	41	41,927
3.59%	Quarterly	3-mo. KRW CDC, 2.82%	Quarterly	09/16/26 (a)	09/16/31	KRW	34,119,079	263,905	258	263,647
3.60%	Quarterly	3-mo. KRW CDC, 2.82%	Quarterly	09/16/26 (a)	09/16/31	KRW	13,023,120	96,866	97	96,769
3.70%	Quarterly	3-mo. KRW CDC, 2.82%	Quarterly	09/16/26 (a)	09/16/31	KRW	9,824,637	41,583	74	41,509
3.71%	Quarterly	3-mo. KRW CDC, 2.82%	Quarterly	09/16/26 (a)	09/16/31	KRW	4,949,253	19,919	37	19,882
3.74%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/31	USD	46,949	(207,611)	(182,998)	(24,613)
4.22%	Annual	6-mo. PRIBOR, 3.62%	Semi-Annual	09/16/26 (a)	09/16/31	CZK	552,570	287,333	293	287,040
4.30%	Annual	6-mo. PRIBOR, 3.62%	Semi-Annual	09/16/26 (a)	09/16/31	CZK	47,510	17,165	11,511	5,654
4.42%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	09/16/26 (a)	09/16/31	PLN	70,320	206,926	213	206,713
6.43%	Semi-Annual	1-day MIBOR, 6.98%	Semi-Annual	09/16/26 (a)	09/16/31	INR	4,612,980	957,957	560	957,397
6.53%	Semi-Annual	1-day MIBOR, 6.98%	Semi-Annual	09/16/26 (a)	09/16/31	INR	482,570	79,261	58	79,203
6.57%	Semi-Annual	1-day MIBOR, 6.98%	Semi-Annual	09/16/26 (a)	09/16/31	INR	482,570	72,277	58	72,219
7.22%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	09/16/26 (a)	09/16/31	ZAR	268,495	400,885	184	400,701
7.39%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	09/16/26 (a)	09/16/31	ZAR	199,245	217,616	132	217,484
3.55%	Quarterly	3-mo. KLIBOR, 3.37%	Quarterly	09/17/26 (a)	09/17/31	MYR	146,650	47,720	417	47,303
6-mo. EURIBOR, 2.48%	Semi-Annual	2.96%	Annual	09/16/26 (a)	09/16/36	EUR	225,652	(3,429,659)	(134,171)	(3,295,488)
6-mo. EURIBOR, 2.48%	Semi-Annual	3.15%	Annual	09/16/26 (a)	09/16/36	EUR	10,200	34,894	20,360	14,534
1-day SOFR, 3.68%	Annual	3.91%	Annual	09/16/26 (a)	09/16/36	USD	18,330	7,058	55,407	(48,349)
1-day SOFR, 3.68%	Annual	3.99%	Annual	09/16/26 (a)	09/16/36	USD	18,445	125,984	124,692	1,292
1-day SONIA, 3.73%	Annual	4.26%	Annual	09/16/26 (a)	09/16/36	GBP	222,720	(5,124,600)	717,587	(5,842,187)
3.03%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	09/16/26 (a)	09/16/56	EUR	38,990	674,625	436,593	238,032
3.13%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	09/16/26 (a)	09/16/56	EUR	1,410	(7,124)	1,628	(8,752)
4.12%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/56	USD	8,780	33,957	(16,401)	50,358
4.17%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/56	USD	8,895	(41,509)	(84,031)	42,522
4.64%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	112,147	4,070,563	(224,806)	4,295,369
4.83%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	2,130	(2,890)	(13,785)	10,895
								$ 5,245,436	$ (2,953,727)	$ 8,199,163

(a)	Forward Swap.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/22/36	USD	4,460	$ (15,990)	$ 93	$ (16,083)
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/23/36	USD	37,650	(155,165)	783	(155,948)
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/26/36	USD	37,590	(197,681)	782	(198,463)
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/27/36	USD	28,230	(104,719)	587	(105,306)
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/29/36	USD	56,810	(344,771)	1,182	(345,953)
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/11/36	USD	31,550	(136,262)	656	(136,918)
1.96%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	14,940	406,137	(3,303)	409,440
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	7,440	189,409	1,977	187,432
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	14,900	379,759	(25,017)	404,776
1.99%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	8,710	215,467	(1,458)	216,925
3.10%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	13,500	639,655	16,001	623,654
3.10%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	6,710	323,897	3,193	320,704
3.11%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	20,250	941,515	14,188	927,327
2.42%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/20/36	USD	28,680	14,827	597	14,230
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/23/36	USD	15,120	(4,031)	315	(4,346)
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/02/36	USD	16,620	(12,866)	346	(13,212)
							$ 2,139,181	$ 10,922	$ 2,128,259
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.96%	Semi-Annual	1-day CLP Interbank Rate, 26,333.64%	Semi-Annual	Barclays Bank PLC	N/A	09/16/31	CLP	9,450,840	$ 82,463	$ —	$ 82,463
5.04%	Semi-Annual	1-day CLP Interbank Rate, 26,333.64%	Semi-Annual	HSBC Bank PLC	N/A	09/16/31	CLP	3,940,945	20,440	—	20,440
5.04%	Semi-Annual	1-day CLP Interbank Rate, 26,333.64%	Semi-Annual	Morgan Stanley & Co. International PLC	N/A	09/16/31	CLP	3,940,945	19,505	—	19,505
									$ 122,408	$ —	$ 122,408
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
3M Co.	Barclays Bank PLC	$ 147,732	01/25/27	0.20%	1D OBFR01	Monthly	$ (1,341)
Abbott Laboratories	Goldman Sachs Bank USA	29,191,649	08/18/26	0.20%	1D FEDL01	Monthly	(1,691,900)
Acuity, Inc.	Barclays Bank PLC	31,961,783	01/25/27	0.20%	1D OBFR01	Monthly	113,319
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Adobe, Inc.	Goldman Sachs Bank USA	$ 35,003,312	08/18/26	0.20%	1D FEDL01	Monthly	$ (1,129,871)
Advanced Drainage Systems, Inc.	Goldman Sachs Bank USA	2,808,571	08/18/26	0.20%	1D FEDL01	Monthly	86,244
Advanced Micro Devices, Inc.	Goldman Sachs Bank USA	27,833,226	08/18/26	0.20%	1D FEDL01	Monthly	954,967
Agilent Technologies, Inc.	Bank of America N.A.	33,015,689	02/15/28	0.00%	1D OBFR01	Monthly	634,171
Albemarle Corp.	Barclays Bank PLC	32,251,111	01/25/27	0.20%	1D OBFR01	Monthly	2,303,926
Alcoa Corp.	Morgan Stanley & Co. International PLC	31,018,025	10/03/28	0.20%	1D FEDL01	Monthly	5,610,661
Alexandria Real Estate Equities, Inc.	HSBC Bank PLC	20,529,737	02/09/28	0.20%	1D OBFR01	Monthly	(1,450,884)
Allegion plc	Morgan Stanley & Co. International PLC	32,994,253	10/03/28	0.20%	1D FEDL01	Monthly	381,330
Allstate Corp.	Barclays Bank PLC	6,654,761	01/25/27	0.20%	1D OBFR01	Monthly	(13,453)
Allstate Corp.	HSBC Bank PLC	23,679,568	02/09/28	0.20%	1D OBFR01	Monthly	(39,905)
Allstate Corp.	HSBC Bank PLC	21,164,442	02/09/28	0.20%	1D OBFR01	Monthly	(35,666)
Ally Financial, Inc.	Citibank N.A.	1,052,253	02/24/28	0.20%	1D OBFR01	Monthly	(5,715)
Altria Group, Inc.	Barclays Bank PLC	27,199,292	01/25/27	0.20%	1D OBFR01	Monthly	639,777
Amdocs Ltd.	Citibank N.A.	259,749	02/24/28	0.20%	1D OBFR01	Monthly	638
American Electric Power Co., Inc.	Barclays Bank PLC	28,892,907	01/25/27	0.20%	1D OBFR01	Monthly	713,740
American Express Co.	Barclays Bank PLC	33,801,115	01/25/27	0.20%	1D OBFR01	Monthly	67,268
American Express Co.	SG Americas Securities LLC	30,631,603	12/08/27	0.20%	1D OBFR01	Monthly	(260,191)
American International Group, Inc.	Bank of America N.A.	34,292,720	02/15/28	0.00%	1D OBFR01	Monthly	(535,720)
American International Group, Inc.	Goldman Sachs Bank USA	26,877,557	08/18/26	0.20%	1D FEDL01	Monthly	(452,993)
American Tower Corp.	HSBC Bank PLC	33,208,482	02/09/28	0.20%	1D OBFR01	Monthly	(2,501,668)
American Water Works Co., Inc.	Bank of America N.A.	175,569	02/15/28	0.20%	1D OBFR01	Monthly	(3,824)
Aon PLC, Class A	Citibank N.A.	6,959,675	02/24/28	0.20%	1D OBFR01	Monthly	(21,197)
Aptiv PLC	BNP Paribas SA	34,863,912	06/16/26	0.20%	1D OBFR01	Monthly	(967,123)
Archer-Daniels-Midland Co.	Bank of America N.A.	12,410,753	02/15/28	0.20%	1D OBFR01	Monthly	340,309
Autodesk, Inc.	BNP Paribas SA	35,426,710	06/16/26	0.20%	1D OBFR01	Monthly	(1,340,220)
Automatic Data Processing, Inc.	Morgan Stanley & Co. International PLC	9,010,455	10/03/28	0.20%	1D FEDL01	Monthly	(74,599)
AutoZone, Inc.	Barclays Bank PLC	22,360,495	01/25/27	0.20%	1D OBFR01	Monthly	159,164
AutoZone, Inc.	BNP Paribas SA	3,300,480	06/16/26	0.20%	1D OBFR01	Monthly	(105,101)
Ball Corp.	BNP Paribas SA	31,787,470	06/16/26	0.20%	1D OBFR01	Monthly	(1,387,906)
Ball Corp.	HSBC Bank PLC	30,144,394	02/09/28	0.20%	1D OBFR01	Monthly	(1,570,147)
Barrick Mining Corp.	Barclays Bank PLC	33,217,064	01/25/27	0.20%	1D OBFR01	Monthly	2,732,101
Barrick Mining Corp.	BNP Paribas SA	33,525,981	06/16/26	0.20%	1D OBFR01	Monthly	(1,296,741)
Bath & Body Works, Inc.	BNP Paribas SA	5,276,446	06/16/26	0.20%	1D OBFR01	Monthly	(452,193)
Bath & Body Works, Inc.	HSBC Bank PLC	5,972,867	02/09/28	0.20%	1D OBFR01	Monthly	(592,752)
Becton Dickinson & Co.	Barclays Bank PLC	12,486,791	01/25/27	0.20%	1D OBFR01	Monthly	82,804
Berkshire Hathaway, Inc., Class B	Goldman Sachs Bank USA	161,161	08/18/26	0.20%	1D FEDL01	Monthly	3,683
Best Buy Co., Inc.	HSBC Bank PLC	31,958,185	02/09/28	0.20%	1D OBFR01	Monthly	(766,872)
Best Buy Co., Inc.	HSBC Bank PLC	35,156,271	02/09/28	0.20%	1D OBFR01	Monthly	(884,128)
Block, Inc., Class A	BNP Paribas SA	8,660,175	06/16/26	0.20%	1D OBFR01	Monthly	47,750
BorgWarner, Inc.	HSBC Bank PLC	29,676,685	02/09/28	0.20%	1D OBFR01	Monthly	587,373
Boston Scientific Corp.	BNP Paribas SA	31,345,930	06/16/26	0.20%	1D OBFR01	Monthly	(3,013,615)
Boston Scientific Corp.	Goldman Sachs Bank USA	13,450,906	08/18/26	0.20%	1D FEDL01	Monthly	(1,356,847)
Boyd Gaming Corp.	Goldman Sachs Bank USA	3,609,964	08/18/26	0.20%	1D FEDL01	Monthly	96,518
Bristol-Myers Squibb Co.	Barclays Bank PLC	28,572,376	01/25/27	0.20%	1D OBFR01	Monthly	1,768,090
Broadcom, Inc.	Goldman Sachs Bank USA	32,349,818	08/18/26	0.20%	1D FEDL01	Monthly	(1,393,556)
Broadridge Financial Solutions, Inc.	Barclays Bank PLC	35,334,085	01/25/27	0.20%	1D OBFR01	Monthly	(1,556,930)
Builders FirstSource, Inc.	Citibank N.A.	8,094,004	02/24/28	0.20%	1D OBFR01	Monthly	(222,762)
BXP, Inc.	Goldman Sachs Bank USA	13,831,769	08/18/26	0.20%	1D FEDL01	Monthly	(138,836)
CACI International, Inc., Class A	Goldman Sachs Bank USA	595,153	08/18/26	0.20%	1D FEDL01	Monthly	(36,055)
Camden Property Trust	BNP Paribas SA	31,142,129	06/16/26	0.20%	1D OBFR01	Monthly	(964,114)
Campbell’s Company	HSBC Bank PLC	33,403,224	02/09/28	0.20%	1D OBFR01	Monthly	(3,283,695)
Canadian Pacific Kansas City Ltd.	BNP Paribas SA	10,569,837	06/16/26	0.20%	1D OBFR01	Monthly	(409,561)
Capital One Financial Corp.	Barclays Bank PLC	34,148,823	01/25/27	0.20%	1D OBFR01	Monthly	(247,309)
Capital One Financial Corp.	HSBC Bank PLC	22,663,779	02/09/28	0.20%	1D OBFR01	Monthly	(185,484)
Cardinal Health, Inc.	Bank of America N.A.	17,323,210	02/15/28	0.20%	1D OBFR01	Monthly	(499,976)
Carnival Corp.	Barclays Bank PLC	34,430,109	01/25/27	0.20%	1D OBFR01	Monthly	581,727
Carnival Corp.	Goldman Sachs Bank USA	30,325,062	08/18/26	0.20%	1D FEDL01	Monthly	1,423,021
Cboe Global Markets, Inc.	Goldman Sachs Bank USA	636,958	08/18/26	0.20%	1D FEDL01	Monthly	(4,551)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
CBRE Group, Inc., Class A	Goldman Sachs Bank USA	$ 9,724,361	08/18/26	0.20%	1D FEDL01	Monthly	$ 47,724
Cencora, Inc.	Goldman Sachs Bank USA	854,324	08/18/26	0.20%	1D FEDL01	Monthly	(78,398)
Charles River Laboratories International, Inc.	Goldman Sachs Bank USA	10,889,033	08/18/26	0.20%	1D FEDL01	Monthly	1,193,385
Cheniere Energy, Inc.	Barclays Bank PLC	16,747,494	01/25/27	0.20%	1D OBFR01	Monthly	(200,597)
Chevron Corp.	Goldman Sachs Bank USA	781,898	08/18/26	0.20%	1D FEDL01	Monthly	(15,747)
Cigna Group	Goldman Sachs Bank USA	31,709,309	08/18/26	0.20%	1D FEDL01	Monthly	(189,062)
Cigna Group	SG Americas Securities LLC	30,631,636	12/08/27	0.20%	1D OBFR01	Monthly	(299,761)
Clorox Co.	Morgan Stanley & Co. International PLC	276,906	10/03/28	0.20%	1D FEDL01	Monthly	(7)
CNX Resources Corp.	Goldman Sachs Bank USA	2,673,836	08/18/26	0.20%	1D FEDL01	Monthly	(59,954)
Coca-Cola Consolidated, Inc.	Barclays Bank PLC	33,135,716	01/25/27	0.20%	1D OBFR01	Monthly	641,778
Colgate-Palmolive Co.	Barclays Bank PLC	17,336,610	01/25/27	0.20%	1D OBFR01	Monthly	20,224
ConocoPhillips	BNP Paribas SA	10,496,242	06/16/26	0.20%	1D OBFR01	Monthly	924,002
Consolidated Edison, Inc.	Bank of America N.A.	22,231,592	02/15/28	0.20%	1D OBFR01	Monthly	(439,009)
CRH PLC	Barclays Bank PLC	34,267,616	01/25/27	0.20%	1D OBFR01	Monthly	229,720
Crocs, Inc.	Barclays Bank PLC	34,421,219	01/25/27	0.18%	1D OBFR01	Monthly	1,438,357
Crown Castle, Inc.	Goldman Sachs Bank USA	33,094,113	08/18/26	0.20%	1D FEDL01	Monthly	(2,348,200)
Crown Holdings, Inc.	Morgan Stanley & Co. International PLC	31,969,910	10/03/28	0.20%	1D FEDL01	Monthly	(187,051)
CubeSmart	HSBC Bank PLC	15,265,710	02/09/28	0.20%	1D OBFR01	Monthly	(1,306,422)
CVS Health Corp.	Barclays Bank PLC	24,859,529	01/25/27	0.20%	1D OBFR01	Monthly	214,269
Danaher Corp.	Barclays Bank PLC	30,691,898	01/25/27	0.18%	1D OBFR01	Monthly	(39,456)
Darden Restaurants, Inc.	Citibank N.A.	30,160,270	02/24/28	0.20%	1D OBFR01	Monthly	(272,795)
DaVita, Inc.	Morgan Stanley & Co. International PLC	27,707,700	10/03/28	0.20%	1D FEDL01	Monthly	269,413
Delta Air Lines, Inc.	Goldman Sachs Bank USA	21,918,059	08/18/26	0.20%	1D FEDL01	Monthly	2,005,301
Dollar General Corp.	SG Americas Securities LLC	39,360,875	12/08/27	0.20%	1D OBFR01	Monthly	(6,395,609)
Dollar Tree, Inc.	Goldman Sachs Bank USA	35,413,581	08/18/26	0.20%	1D FEDL01	Monthly	(1,457,159)
Dominion Energy, Inc.	Barclays Bank PLC	29,562,745	01/25/27	0.15%	1D OBFR01	Monthly	988,390
eBay, Inc.	Bank of America N.A.	31,423,102	02/15/28	0.20%	1D OBFR01	Monthly	(134,066)
Ecolab, Inc.	Morgan Stanley & Co. International PLC	499,261	10/03/28	0.20%	1D FEDL01	Monthly	6,709
Enbridge, Inc.	Barclays Bank PLC	31,484,247	01/25/27	0.20%	1D OBFR01	Monthly	(18,350)
Encompass Health Corp.	HSBC Bank PLC	21,670,776	02/09/28	0.20%	1D OBFR01	Monthly	(2,372,174)
EQT Corp.	BNP Paribas SA	23,652,896	06/16/26	0.20%	1D OBFR01	Monthly	(246,423)
EQT Corp.	Goldman Sachs Bank USA	25,093,312	08/18/26	0.20%	1D FEDL01	Monthly	(261,429)
Equifax, Inc.	Goldman Sachs Bank USA	2,123,372	08/18/26	0.20%	1D FEDL01	Monthly	(40,502)
Equity Residential	Barclays Bank PLC	161,445	01/25/27	0.20%	1D OBFR01	Monthly	2,045
Equity Residential	BNP Paribas SA	30,021,176	06/16/26	0.20%	1D OBFR01	Monthly	(434,642)
Essex Property Trust, Inc.	Citibank N.A.	24,842,618	02/24/28	0.20%	1D OBFR01	Monthly	(59,398)
Evergy, Inc.	Barclays Bank PLC	144,923	01/25/27	0.15%	1D OBFR01	Monthly	4,581
Eversource Energy	HSBC Bank PLC	35,733,078	02/09/28	0.20%	1D OBFR01	Monthly	(2,022,054)
Exelon Corp.	Barclays Bank PLC	19,494,842	01/25/27	0.20%	1D OBFR01	Monthly	764,585
Expedia Group, Inc.	BNP Paribas SA	30,075,287	06/16/26	0.20%	1D OBFR01	Monthly	(68,823)
Fair Isaac Corp.	Barclays Bank PLC	27,487,839	01/25/27	0.20%	1D OBFR01	Monthly	160,379
FedEx Corp.	Bank of America N.A.	12,040,758	02/15/28	0.20%	1D OBFR01	Monthly	210,409
Fidelity National Financial, Inc., Class A	Citibank N.A.	8,292,167	02/24/28	0.20%	1D OBFR01	Monthly	254,879
Fidelity National Information Services, Inc.	BNP Paribas SA	34,453,899	06/16/26	0.20%	1D OBFR01	Monthly	(2,411,227)
Fiserv, Inc.	Citibank N.A.	31,350,295	02/24/28	0.20%	1D OBFR01	Monthly	(969,650)
Fox Corp., Class A	Barclays Bank PLC	2,430,760	01/25/27	0.20%	1D OBFR01	Monthly	31,910
Freeport-McMoRan, Inc.	Citibank N.A.	19,323,157	02/24/28	0.20%	1D OBFR01	Monthly	1,151,152
Gap, Inc.	Barclays Bank PLC	21,941,059	01/25/27	0.18%	1D OBFR01	Monthly	(444,151)
General Electric Co.	Goldman Sachs Bank USA	13,408,224	08/18/26	0.20%	1D FEDL01	Monthly	(892,264)
General Electric Co.	HSBC Bank PLC	32,033,317	02/09/28	0.20%	1D OBFR01	Monthly	(2,839,343)
General Mills, Inc.	Goldman Sachs Bank USA	25,052,238	08/18/26	0.20%	1D FEDL01	Monthly	(1,111,887)
General Motors Co.	Barclays Bank PLC	34,231,346	01/25/27	0.20%	1D OBFR01	Monthly	(551,535)
General Motors Co.	BNP Paribas SA	20,052,496	06/16/26	0.20%	1D OBFR01	Monthly	426,064
H&R Block, Inc.	Barclays Bank PLC	5,931,924	01/25/27	0.20%	1D OBFR01	Monthly	30,054
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
H&R Block, Inc.	Goldman Sachs Bank USA	$ 6,296,592	08/18/26	0.20%	1D FEDL01	Monthly	$ 212,647
Hasbro, Inc.	BNP Paribas SA	29,353,135	06/16/26	0.20%	1D OBFR01	Monthly	237,101
HCA Healthcare, Inc.	Bank of America N.A.	24,461,302	02/15/28	0.00%	1D OBFR01	Monthly	(2,248,363)
HCA Healthcare, Inc.	Morgan Stanley & Co. International PLC	28,448,821	10/03/28	0.20%	1D FEDL01	Monthly	(1,210,073)
Healthpeak Properties, Inc.	Barclays Bank PLC	1,338,384	01/25/27	0.20%	1D OBFR01	Monthly	(57,682)
HEICO Corp.	Barclays Bank PLC	30,300,160	01/25/27	0.20%	1D OBFR01	Monthly	(428,264)
Hershey Co.	Morgan Stanley & Co. International PLC	19,315,596	10/03/28	0.20%	1D FEDL01	Monthly	(653,518)
HF Sinclair Corp.	SG Americas Securities LLC	2,805,894	12/08/27	0.20%	1D OBFR01	Monthly	510,259
Home Depot, Inc.	Barclays Bank PLC	30,274,041	01/25/27	0.15%	1D OBFR01	Monthly	(183,895)
Host Hotels & Resorts, Inc.	BNP Paribas SA	20,390,139	06/16/26	0.20%	1D OBFR01	Monthly	490,410
Host Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	30,343,886	10/03/28	0.20%	1D FEDL01	Monthly	31,707
Howmet Aerospace, Inc.	BNP Paribas SA	1,657,409	06/16/26	0.20%	1D OBFR01	Monthly	44,999
HP, Inc.	Citibank N.A.	311,193	02/24/28	0.20%	1D OBFR01	Monthly	11,420
HP, Inc.	Goldman Sachs Bank USA	21,960,047	08/18/26	0.20%	1D FEDL01	Monthly	656,366
Illumina, Inc.	Bank of America N.A.	33,176,498	02/15/28	0.00%	1D OBFR01	Monthly	1,103,341
Installed Building Products, Inc.	BNP Paribas SA	7,576,224	06/16/26	0.20%	1D OBFR01	Monthly	(463,045)
International Business Machines Corp.	Morgan Stanley & Co. International PLC	30,817,624	10/03/28	0.20%	1D FEDL01	Monthly	(720,300)
Invitation Homes, Inc.	BNP Paribas SA	30,997,642	06/16/26	0.20%	1D OBFR01	Monthly	(320,963)
IQVIA Holdings, Inc.	Goldman Sachs Bank USA	5,880,172	08/18/26	0.20%	1D FEDL01	Monthly	191,734
Jabil, Inc.	Barclays Bank PLC	27,727,251	01/25/27	0.20%	1D OBFR01	Monthly	(65,606)
JB Hunt Transport Services, Inc.	Barclays Bank PLC	33,584,221	01/25/27	0.20%	1D OBFR01	Monthly	1,510,445
Johnson Controls International PLC	Barclays Bank PLC	160,324	01/25/27	0.20%	1D OBFR01	Monthly	(2,791)
Johnson Controls International PLC	Citibank N.A.	30,884,112	02/24/28	0.20%	1D OBFR01	Monthly	(524,926)
Kimberly-Clark Corp.	Bank of America N.A.	20,526,130	02/15/28	0.10%	1D OBFR01	Monthly	(775,923)
Kinder Morgan, Inc.	HSBC Bank PLC	30,603,832	02/09/28	0.20%	1D OBFR01	Monthly	211,378
Kinder Morgan, Inc.	HSBC Bank PLC	15,055,330	02/09/28	0.20%	1D OBFR01	Monthly	103,986
Kraft Heinz Co.	BNP Paribas SA	28,972,218	06/16/26	0.20%	1D OBFR01	Monthly	(254,760)
Kroger Co.	Barclays Bank PLC	30,552,757	01/25/27	0.20%	1D OBFR01	Monthly	(142,888)
Kroger Co.	Barclays Bank PLC	19,914,711	01/25/27	0.20%	1D OBFR01	Monthly	(93,136)
L3Harris Technologies, Inc.	Goldman Sachs Bank USA	8,390,970	08/18/26	0.20%	1D FEDL01	Monthly	(407,651)
Labcorp Holdings, Inc.	Goldman Sachs Bank USA	27,680,350	08/18/26	0.20%	1D FEDL01	Monthly	(4,149)
Lamb Weston Holdings, Inc.	Barclays Bank PLC	30,081,015	01/25/27	0.17%	1D OBFR01	Monthly	1,023,064
Lamb Weston Holdings, Inc.	SG Americas Securities LLC	37,048,358	12/08/27	0.20%	1D OBFR01	Monthly	(2,360,673)
Las Vegas Sands Corp.	Morgan Stanley & Co. International PLC	34,153,164	10/03/28	0.20%	1D FEDL01	Monthly	(41,467)
Leidos Holdings, Inc.	SG Americas Securities LLC	36,890,242	12/08/27	0.20%	1D OBFR01	Monthly	(3,878,633)
Lithia Motors, Inc., Class A	Barclays Bank PLC	29,190,057	01/25/27	0.19%	1D OBFR01	Monthly	(327,669)
Lowe’s Cos., Inc.	Citibank N.A.	3,169,296	02/24/28	0.20%	1D OBFR01	Monthly	39,859
Lowe’s Cos., Inc.	HSBC Bank PLC	32,471,541	02/09/28	0.20%	1D OBFR01	Monthly	(1,604,394)
Lumen Technologies, Inc.	Barclays Bank PLC	3,171,007	01/25/27	0.20%	1D OBFR01	Monthly	84,310
Macy’s, Inc.	Goldman Sachs Bank USA	4,341,834	08/18/26	0.20%	1D FEDL01	Monthly	254,057
Macy’s, Inc.	Goldman Sachs Bank USA	26,010,314	08/18/26	0.20%	1D FEDL01	Monthly	1,468,504
Magna International, Inc.	Citibank N.A.	2,816,298	02/24/28	0.20%	1D OBFR01	Monthly	96,035
Manulife Financial Corp.	Citibank N.A.	1,087,322	02/24/28	0.20%	1D OBFR01	Monthly	2,532
Marathon Petroleum Corp.	BNP Paribas SA	173,537	06/16/26	0.20%	1D OBFR01	Monthly	11,552
Marriott International, Inc., Class A	Citibank N.A.	13,295,133	02/24/28	0.20%	1D OBFR01	Monthly	90,206
Marsh & McLennan Cos., Inc.	BNP Paribas SA	2,798,752	06/16/26	0.20%	1D OBFR01	Monthly	(4,993)
Marsh & McLennan Cos., Inc.	Goldman Sachs Bank USA	270,386	08/18/26	0.20%	1D FEDL01	Monthly	543
Martin Marietta Materials, Inc.	Goldman Sachs Bank USA	19,359,485	08/18/26	0.20%	1D FEDL01	Monthly	185,280
Masco Corp.	Citibank N.A.	551,106	02/24/28	0.20%	1D OBFR01	Monthly	1,521
Match Group, Inc.	Bank of America N.A.	32,966,879	02/15/28	0.20%	1D OBFR01	Monthly	457,118
McCormick & Co., Inc.	Citibank N.A.	9,130,121	02/24/28	0.20%	1D OBFR01	Monthly	(389,676)
McDonald’s Corp.	Barclays Bank PLC	29,592,833	01/25/27	0.15%	1D OBFR01	Monthly	222,495
MetLife, Inc.	BNP Paribas SA	33,424,246	06/16/26	0.20%	1D OBFR01	Monthly	760,812
Microchip Technology, Inc.	BNP Paribas SA	24,168,346	06/16/26	0.20%	1D OBFR01	Monthly	502,336
Mid-America Apartment Communities, Inc.	Bank of America N.A.	33,772,849	02/15/28	0.20%	1D OBFR01	Monthly	(1,049,818)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Mohawk Industries, Inc.	BNP Paribas SA	$ 13,733,330	06/16/26	0.20%	1D OBFR01	Monthly	$ (424,688)
Moody’s Corp.	Barclays Bank PLC	684,541	01/25/27	0.20%	1D OBFR01	Monthly	(7,481)
Motorola Solutions, Inc.	BNP Paribas SA	6,000,703	06/16/26	0.20%	1D OBFR01	Monthly	1,102
Nasdaq, Inc.	Citibank N.A.	3,280,888	02/24/28	0.20%	1D OBFR01	Monthly	51,894
NetApp, Inc.	Barclays Bank PLC	4,535,201	01/25/27	0.20%	1D OBFR01	Monthly	48,799
Netflix, Inc.	Bank of America N.A.	20,434,467	02/15/28	0.20%	1D OBFR01	Monthly	239,225
Newmont Corp.	BNP Paribas SA	33,249,542	06/16/26	0.20%	1D OBFR01	Monthly	(90,618)
NIKE, Inc., Class B	Goldman Sachs Bank USA	1,439,155	08/18/26	0.20%	1D FEDL01	Monthly	17,515
Northrop Grumman Corp.	HSBC Bank PLC	22,530,806	02/09/28	0.20%	1D OBFR01	Monthly	(1,962,635)
NRG Energy, Inc.	HSBC Bank PLC	21,079,770	02/09/28	0.20%	1D OBFR01	Monthly	(1,258,656)
Nutrien Ltd.	Bank of America N.A.	11,169,509	02/15/28	0.00%	1D OBFR01	Monthly	(138,615)
Occidental Petroleum Corp.	BNP Paribas SA	7,859,947	06/16/26	0.20%	1D OBFR01	Monthly	979,988
Occidental Petroleum Corp.	Goldman Sachs Bank USA	27,165,031	08/18/26	0.20%	1D FEDL01	Monthly	3,551,369
Omnicom Group, Inc.	Morgan Stanley & Co. International PLC	30,024,019	10/03/28	0.20%	1D FEDL01	Monthly	(85,507)
Otis Worldwide Corp.	Citibank N.A.	34,024,122	02/24/28	0.20%	1D OBFR01	Monthly	(812,045)
Ovintiv, Inc.	Barclays Bank PLC	15,122,524	01/25/27	0.20%	1D OBFR01	Monthly	642,721
PACCAR, Inc.	Citibank N.A.	1,013,156	02/24/28	0.20%	1D OBFR01	Monthly	(2,647)
Pfizer, Inc.	Bank of America N.A.	29,887,634	02/15/28	0.20%	1D OBFR01	Monthly	1,651,064
Pilgrim’s Pride Corp.	Morgan Stanley & Co. International PLC	19,468,463	10/03/28	0.20%	1D FEDL01	Monthly	1,553,246
PPG Industries, Inc.	Citibank N.A.	3,332,548	02/24/28	0.20%	1D OBFR01	Monthly	75,748
Procter & Gamble Co.	Goldman Sachs Bank USA	569,851	08/18/26	0.20%	1D FEDL01	Monthly	6,898
Public Storage	HSBC Bank PLC	8,561,212	02/09/28	0.20%	1D OBFR01	Monthly	(994,450)
QUALCOMM, Inc.	Goldman Sachs Bank USA	31,541,690	08/18/26	0.20%	1D FEDL01	Monthly	(181,185)
Quest Diagnostics, Inc.	Barclays Bank PLC	26,841,797	01/25/27	0.20%	1D OBFR01	Monthly	52,147
Quest Diagnostics, Inc.	Citibank N.A.	29,401,418	02/24/28	0.20%	1D OBFR01	Monthly	57,119
Ralph Lauren Corp., Class A	Goldman Sachs Bank USA	7,580,780	08/18/26	0.20%	1D FEDL01	Monthly	105,332
Reinsurance Group of America, Inc.	SG Americas Securities LLC	9,519,484	12/08/27	0.20%	1D OBFR01	Monthly	(102,400)
Revvity, Inc.	Goldman Sachs Bank USA	11,128,345	08/18/26	0.20%	1D FEDL01	Monthly	146,274
Rocket Cos, Inc., Class A	Bank of America N.A.	8,734,318	02/15/28	0.20%	1D OBFR01	Monthly	(175,981)
Ross Stores, Inc.	Barclays Bank PLC	22,127,905	01/25/27	0.20%	1D OBFR01	Monthly	367,604
Royal Caribbean Cruises Ltd.	Goldman Sachs Bank USA	8,845,169	08/18/26	0.20%	1D FEDL01	Monthly	(175,624)
RTX Corp.	Goldman Sachs Bank USA	25,673,840	08/18/26	0.20%	1D FEDL01	Monthly	(1,639,657)
Ryder System, Inc.	BNP Paribas SA	29,125,198	06/16/26	0.20%	1D OBFR01	Monthly	2,159,403
Sempra	Bank of America N.A.	30,236,450	02/15/28	0.20%	1D OBFR01	Monthly	387,647
Sherwin-Williams Co.	Citibank N.A.	17,772,857	02/24/28	0.20%	1D OBFR01	Monthly	144,926
Sherwin-Williams Co.	Morgan Stanley & Co. International PLC	30,352,686	10/03/28	0.20%	1D FEDL01	Monthly	638,088
Sirius XM Holdings, Inc.	Goldman Sachs Bank USA	24,625,574	08/18/26	0.20%	1D FEDL01	Monthly	747,562
Sirius XM Holdings, Inc.	HSBC Bank PLC	29,545,092	02/09/28	0.20%	1D OBFR01	Monthly	1,878,905
Skyworks Solutions, Inc.	SG Americas Securities LLC	1,700,656	12/08/27	0.20%	1D OBFR01	Monthly	(46,229)
Southern Co.	BNP Paribas SA	6,423,418	06/16/26	0.20%	1D OBFR01	Monthly	(167,860)
Southwest Airlines Co.	Goldman Sachs Bank USA	21,914,928	08/18/26	0.20%	1D FEDL01	Monthly	(1,347,683)
Stanley Black & Decker, Inc.	Bank of America N.A.	19,028,542	02/15/28	0.20%	1D OBFR01	Monthly	(5,354)
Sun Communities, Inc.	HSBC Bank PLC	34,640,676	02/09/28	0.20%	1D OBFR01	Monthly	(2,424,643)
Synchrony Financial	Barclays Bank PLC	29,417,586	01/25/27	0.20%	1D OBFR01	Monthly	605,762
Take-Two Interactive Software, Inc.	BNP Paribas SA	163,660	06/16/26	0.20%	1D OBFR01	Monthly	(8,030)
Tapestry, Inc.	Barclays Bank PLC	34,493,267	01/25/27	0.20%	1D OBFR01	Monthly	(762,333)
Target Corp.	HSBC Bank PLC	30,558,962	02/09/28	0.20%	1D OBFR01	Monthly	843,594
TC Energy Corp.	Barclays Bank PLC	34,113,943	01/25/27	0.20%	1D OBFR01	Monthly	(709,707)
TC Energy Corp.	Morgan Stanley & Co. International PLC	29,862,854	10/03/28	0.20%	1D FEDL01	Monthly	(621,267)
TELUS Corp.	Goldman Sachs Bank USA	25,722,703	08/18/26	0.20%	1D FEDL01	Monthly	(1,038,912)
Tenet Healthcare Corp.	Citibank N.A.	33,362,257	02/24/28	0.20%	1D OBFR01	Monthly	(2,325,501)
Tenet Healthcare Corp.	HSBC Bank PLC	35,004,488	02/09/28	0.20%	1D OBFR01	Monthly	(6,943,500)
TJX Cos, Inc.	BNP Paribas SA	15,326,929	06/16/26	0.20%	1D OBFR01	Monthly	398,730
Toll Brothers, Inc.	Goldman Sachs Bank USA	2,910,773	08/18/26	0.20%	1D FEDL01	Monthly	107,670
TopBuild Corp.	Morgan Stanley & Co. International PLC	33,549,310	10/03/28	0.20%	1D FEDL01	Monthly	412,969
Tractor Supply Co.	Citibank N.A.	3,240,806	02/24/28	0.20%	1D OBFR01	Monthly	(8,968)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
TransDigm Group, Inc.	Barclays Bank PLC	$ 29,679,139	01/25/27	0.20%	1D OBFR01	Monthly	$ 154,809
Transocean Ltd.	Bank of America N.A.	22,089,279	02/15/28	0.00%	1D OBFR01	Monthly	1,531,998
Transocean Ltd.	BNP Paribas SA	10,905,843	06/16/26	0.20%	1D OBFR01	Monthly	756,373
Trimble, Inc.	Barclays Bank PLC	1,082,579	01/25/27	0.20%	1D OBFR01	Monthly	(25,918)
Twilio, Inc., Class A	Bank of America N.A.	17,658,146	02/15/28	0.20%	1D OBFR01	Monthly	(69,894)
Tyson Foods, Inc., Class A	Barclays Bank PLC	29,145,779	01/25/27	0.20%	1D OBFR01	Monthly	2,133,451
Uber Technologies, Inc.	Barclays Bank PLC	15,911,387	01/25/27	0.20%	1D OBFR01	Monthly	(594,972)
Uber Technologies, Inc.	Barclays Bank PLC	29,511,846	01/25/27	0.20%	1D OBFR01	Monthly	682,067
UDR, Inc.	Goldman Sachs Bank USA	31,967,965	08/18/26	0.20%	1D FEDL01	Monthly	(1,634,201)
United Parcel Service, Inc., Class B	HSBC Bank PLC	30,891,228	02/09/28	0.20%	1D OBFR01	Monthly	(436,813)
United Rentals, Inc.	HSBC Bank PLC	35,562,742	02/09/28	0.20%	1D OBFR01	Monthly	(3,680,957)
United Rentals, Inc.	HSBC Bank PLC	22,605,157	02/09/28	0.20%	1D OBFR01	Monthly	(908,641)
UnitedHealth Group, Inc.	Goldman Sachs Bank USA	8,118,336	08/18/26	0.20%	1D FEDL01	Monthly	97,317
Universal Health Services, Inc., Class B	SG Americas Securities LLC	29,805,650	12/08/27	0.19%	1D OBFR01	Monthly	(1,788,792)
Valero Energy Corp.	Bank of America N.A.	5,245,124	02/15/28	0.20%	1D OBFR01	Monthly	255,371
VeriSign, Inc.	BNP Paribas SA	33,464,933	06/16/26	0.20%	1D OBFR01	Monthly	984,834
VF Corp.	Citibank N.A.	2,247,752	02/24/28	0.20%	1D OBFR01	Monthly	6,634
Viasat, Inc.	BNP Paribas SA	5,134,715	06/16/26	0.20%	1D OBFR01	Monthly	(257,794)
VICI Properties, Inc.	BNP Paribas SA	32,488,680	06/16/26	0.20%	1D OBFR01	Monthly	(1,475,726)
Vistra Corp.	Barclays Bank PLC	12,730,751	01/25/27	0.20%	1D OBFR01	Monthly	(80,782)
Vulcan Materials Co.	Citibank N.A.	14,689,997	02/24/28	0.20%	1D OBFR01	Monthly	452,606
Walt Disney Co.	Goldman Sachs Bank USA	5,988,137	08/18/26	0.20%	1D FEDL01	Monthly	111,272
Walt Disney Co.	HSBC Bank PLC	31,936,559	02/09/28	0.20%	1D OBFR01	Monthly	(1,332,921)
WEC Energy Group, Inc.	BNP Paribas SA	14,233,713	06/16/26	0.20%	1D OBFR01	Monthly	(257,149)
Williams Cos, Inc.	Bank of America N.A.	125,391	02/15/28	0.20%	1D OBFR01	Monthly	(1,884)
Willis Towers Watson PLC	Citibank N.A.	9,606,824	02/24/28	0.20%	1D OBFR01	Monthly	14,764
Workday, Inc., Class A	HSBC Bank PLC	35,393,668	02/09/28	0.20%	1D OBFR01	Monthly	(4,217,934)
WP Carey, Inc.	Barclays Bank PLC	6,555,533	01/25/27	0.20%	1D OBFR01	Monthly	33,936
Wynn Resorts Ltd.	Morgan Stanley & Co. International PLC	26,871,252	10/03/28	0.20%	1D FEDL01	Monthly	111,598
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	33,089,676	10/03/28	0.20%	1D FEDL01	Monthly	(638,668)
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	11,857,682	10/03/28	0.20%	1D FEDL01	Monthly	(228,867)
Zimmer Biomet Holdings, Inc.	HSBC Bank PLC	149,248	02/09/28	0.20%	1D OBFR01	Monthly	(4,576)
Zoetis, Inc., Class A	Bank of America N.A.	33,540,976	02/15/28	0.00%	1D OBFR01	Monthly	25,817
Total long positions of equity swaps							(53,290,391)
Short Contracts(b)
Advance Auto Parts, Inc.	Barclays Bank PLC	(26,926,905)	01/25/27	(0.20)%	1D OBFR01	Monthly	(1,038,666)
Aflac, Inc.	Goldman Sachs Bank USA	(32,257,062)	08/18/26	(0.15)%	1D FEDL01	Monthly	(177,383)
AGCO Corp.	Barclays Bank PLC	(18,913,869)	01/25/27	(0.12)%	1D OBFR01	Monthly	(298,072)
Air Products and Chemicals, Inc.	BNP Paribas SA	(15,145,187)	06/16/26	(0.15)%	1D OBFR01	Monthly	(134,587)
Albertsons Cos, Inc., Class A	Goldman Sachs Bank USA	(30,744,706)	08/18/26	(0.15)%	1D FEDL01	Monthly	479,553
Allison Transmission Holdings, Inc.	Goldman Sachs Bank USA	(4,587,419)	08/18/26	(0.15)%	1D FEDL01	Monthly	(148,477)
Allison Transmission Holdings, Inc.	HSBC Bank PLC	(27,615,446)	02/09/28	(0.15)%	1D OBFR01	Monthly	(44,895)
Ally Financial, Inc.	Bank of America N.A.	(21,926,502)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,993,873)
Ally Financial, Inc.	Barclays Bank PLC	(7,388,617)	01/25/27	(0.14)%	1D OBFR01	Monthly	(1,884)
Amazon.com, Inc.	Citibank N.A.	(34,461,567)	02/24/28	0.22%	1D OBFR01	Monthly	270,298
Amazon.com, Inc.	Citibank N.A.	(30,903,400)	02/24/28	0.25%	1D OBFR01	Monthly	242,515
Amcor PLC	BNP Paribas SA	(717,767)	06/16/26	(0.15)%	1D OBFR01	Monthly	15,027
American Airlines Group, Inc.	Citibank N.A.	(31,159,676)	02/24/28	(0.15)%	1D OBFR01	Monthly	199,349
Americold Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(15,677,066)	10/03/28	(0.15)%	1D FEDL01	Monthly	(264,298)
Amgen, Inc.	Barclays Bank PLC	(29,429,706)	01/25/27	0.30%	1D OBFR01	Monthly	(175,657)
Amgen, Inc.	Citibank N.A.	(4,336,798)	02/24/28	(0.15)%	1D OBFR01	Monthly	(25,790)
Amkor Technology, Inc.	SG Americas Securities LLC	(18,089,990)	12/08/27	(0.15)%	1D OBFR01	Monthly	(757,586)
Amphenol Corp., Class A	BNP Paribas SA	(181,670)	06/16/26	(0.15)%	1D OBFR01	Monthly	13,878
Analog Devices, Inc.	Bank of America N.A.	(142,401)	02/15/28	0.10%	1D OBFR01	Monthly	(3,307)
APA Corp.	Barclays Bank PLC	(29,381,940)	01/25/27	(0.15)%	1D OBFR01	Monthly	(2,567,062)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
APA Corp.	Goldman Sachs Bank USA	$ (24,735,407)	08/18/26	(0.15)%	1D FEDL01	Monthly	$ (5,192,093)
Apollo Global Management, Inc.	Goldman Sachs Bank USA	(1,651,829)	08/18/26	(0.15)%	1D FEDL01	Monthly	(26,490)
Apollo Global Management, Inc.	HSBC Bank PLC	(31,011,740)	02/09/28	(0.15)%	1D OBFR01	Monthly	(940,619)
Aramark	Citibank N.A.	(9,463,607)	02/24/28	(0.15)%	1D OBFR01	Monthly	(29,199)
Arrow Electronics, Inc.	BNP Paribas SA	(29,762,125)	06/16/26	0.08%	1D OBFR01	Monthly	(502,261)
Arrow Electronics, Inc.	Morgan Stanley & Co. International PLC	(3,216,402)	10/03/28	(0.15)%	1D FEDL01	Monthly	(102,536)
AT&T, Inc.	Barclays Bank PLC	(17,092,729)	01/25/27	0.10%	1D OBFR01	Monthly	(136,694)
AT&T, Inc.	BNP Paribas SA	(13,322,324)	06/16/26	(0.10)%	1D OBFR01	Monthly	(605,342)
AutoNation, Inc.	HSBC Bank PLC	(2,044,786)	02/09/28	(0.15)%	1D OBFR01	Monthly	(17,746)
Avis Budget Group, Inc.	Barclays Bank PLC	(18,579,180)	01/25/27	(1.75)%	1D OBFR01	Monthly	(6,679,707)
Avis Budget Group, Inc.	Barclays Bank PLC	(1,658,549)	01/25/27	(1.75)%	1D OBFR01	Monthly	(596,292)
Avis Budget Group, Inc.	Goldman Sachs Bank USA	(5,325,017)	08/18/26	(2.69)%	1D FEDL01	Monthly	(2,601,639)
Baker Hughes Co., Class A	Goldman Sachs Bank USA	(30,808,769)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,271,234)
Baxter International, Inc.	Goldman Sachs Bank USA	(35,290,246)	08/18/26	(0.15)%	1D FEDL01	Monthly	489,449
Baxter International, Inc.	SG Americas Securities LLC	(33,033,088)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,829,743
Biogen, Inc.	BNP Paribas SA	(31,645,520)	06/16/26	(0.15)%	1D OBFR01	Monthly	(12,088)
Boeing Co.	Citibank N.A.	(30,400,645)	02/24/28	0.04%	1D OBFR01	Monthly	(468,510)
Booz Allen Hamilton Holding Corp., Class A	Barclays Bank PLC	(10,517,557)	01/25/27	(0.13)%	1D OBFR01	Monthly	246,156
Booz Allen Hamilton Holding Corp., Class A	BNP Paribas SA	(15,805,127)	06/16/26	(0.11)%	1D OBFR01	Monthly	(473,570)
Boyd Gaming Corp.	Citibank N.A.	(1,429,811)	02/24/28	(0.15)%	1D OBFR01	Monthly	21,328
Boyd Gaming Corp.	HSBC Bank PLC	(1,946,007)	02/09/28	(0.15)%	1D OBFR01	Monthly	(40,612)
Brookfield Corp., Class A	Bank of America N.A.	(1,600,317)	02/15/28	0.00%	1D OBFR01	Monthly	(54,380)
Brookfield Corp., Class A	Goldman Sachs Bank USA	(30,599,417)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,039,786)
Brown & Brown, Inc.	Goldman Sachs Bank USA	(32,578,224)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,855,967
Bunge Global SA	Barclays Bank PLC	(2,463,505)	01/25/27	(0.10)%	1D OBFR01	Monthly	(56,200)
Caesars Entertainment, Inc.	HSBC Bank PLC	(6,838,816)	02/09/28	(0.15)%	1D OBFR01	Monthly	(177,873)
Campbell’s Company	Citibank N.A.	(6,456,517)	02/24/28	(0.94)%	1D OBFR01	Monthly	(420,793)
Campbell’s Company	Goldman Sachs Bank USA	(8,315,918)	08/18/26	(0.15)%	1D FEDL01	Monthly	(158,953)
Canadian National Railway Co.	Barclays Bank PLC	(3,792,590)	01/25/27	(0.10)%	1D OBFR01	Monthly	(78,345)
Canadian Natural Resources Ltd.	Bank of America N.A.	(16,842,991)	02/15/28	(0.15)%	1D OBFR01	Monthly	20,713
Canadian Natural Resources Ltd.	BNP Paribas SA	(13,367,679)	06/16/26	(0.15)%	1D OBFR01	Monthly	16,439
Canadian Natural Resources Ltd.	Citibank N.A.	(2,346,769)	02/24/28	(0.15)%	1D OBFR01	Monthly	(16,977)
Canadian Natural Resources Ltd.	Goldman Sachs Bank USA	(9,079,805)	08/18/26	(0.15)%	1D FEDL01	Monthly	59,931
Caterpillar, Inc.	HSBC Bank PLC	(3,030,726)	02/09/28	(0.15)%	1D OBFR01	Monthly	(15,652)
CDW Corp.	BNP Paribas SA	(1,243,228)	06/16/26	(0.10)%	1D OBFR01	Monthly	(29,661)
Celanese Corp., Class A	Goldman Sachs Bank USA	(4,826,225)	08/18/26	(0.15)%	1D FEDL01	Monthly	(834,927)
Cenovus Energy, Inc.	Bank of America N.A.	(11,279,848)	02/15/28	0.00%	1D OBFR01	Monthly	(1,536,185)
Cenovus Energy, Inc.	BNP Paribas SA	(18,576,511)	06/16/26	(0.15)%	1D OBFR01	Monthly	(2,469,632)
Centene Corp.	Barclays Bank PLC	(28,497,355)	01/25/27	(0.12)%	1D OBFR01	Monthly	60,799
CF Industries Holdings, Inc.	Citibank N.A.	(7,062,548)	02/24/28	(0.15)%	1D OBFR01	Monthly	(446,099)
Charter Communications, Inc., Class A	Goldman Sachs Bank USA	(18,023,161)	08/18/26	(0.15)%	1D FEDL01	Monthly	146,570
Charter Communications, Inc., Class A	Morgan Stanley & Co. International PLC	(16,341,708)	10/03/28	(0.15)%	1D FEDL01	Monthly	55,073
Chevron Corp.	SG Americas Securities LLC	(5,980,330)	12/08/27	(0.03)%	1D OBFR01	Monthly	(195,635)
Choice Hotels International, Inc.	Barclays Bank PLC	(8,675,806)	01/25/27	(0.75)%	1D OBFR01	Monthly	(313,169)
Choice Hotels International, Inc.	Morgan Stanley & Co. International PLC	(7,667,588)	10/03/28	(1.79)%	1D FEDL01	Monthly	(277,900)
Chubb Ltd.	Bank of America N.A.	(29,997,344)	02/15/28	(0.15)%	1D OBFR01	Monthly	380,737
Chubb Ltd.	Goldman Sachs Bank USA	(357,882)	08/18/26	(0.15)%	1D FEDL01	Monthly	(641)
Cisco Systems, Inc.	Barclays Bank PLC	(30,150,069)	01/25/27	(0.15)%	1D OBFR01	Monthly	470,497
Cisco Systems, Inc.	Barclays Bank PLC	(33,674,820)	01/25/27	(0.15)%	1D OBFR01	Monthly	525,502
Clean Harbors, Inc.	Goldman Sachs Bank USA	(4,185,737)	08/18/26	(0.15)%	1D FEDL01	Monthly	38,188
Cleveland-Cliffs, Inc.	BNP Paribas SA	(35,034,406)	06/16/26	(0.15)%	1D OBFR01	Monthly	489,344
Cleveland-Cliffs, Inc.	BNP Paribas SA	(31,410,607)	06/16/26	(0.15)%	1D OBFR01	Monthly	439,016
Coca-Cola Co.	Bank of America N.A.	(310,113)	02/15/28	0.10%	1D OBFR01	Monthly	7,053
Coca-Cola Co.	Barclays Bank PLC	(32,590,680)	01/25/27	0.20%	1D OBFR01	Monthly	(407,872)
Comcast Corp., Class A	Goldman Sachs Bank USA	(2,094,695)	08/18/26	(0.15)%	1D FEDL01	Monthly	30,733
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Comcast Corp., Class A	HSBC Bank PLC	$ (29,921,908)	02/09/28	0.10%	1D OBFR01	Monthly	$ 2,246,071
Comcast Corp., Class A	SG Americas Securities LLC	(35,695,102)	12/08/27	(0.09)%	1D OBFR01	Monthly	2,530,917
Commercial Metals Co.	BNP Paribas SA	(675,896)	06/16/26	(0.15)%	1D OBFR01	Monthly	2,193
Conagra Brands, Inc.	Barclays Bank PLC	(33,380,088)	01/25/27	(0.10)%	1D OBFR01	Monthly	(561,373)
Conagra Brands, Inc.	BNP Paribas SA	(25,889,492)	06/16/26	0.05%	1D OBFR01	Monthly	500,670
ConocoPhillips	BNP Paribas SA	(31,787,296)	06/16/26	0.05%	1D OBFR01	Monthly	(2,798,288)
Constellation Brands, Inc., Class A	BNP Paribas SA	(6,563,027)	06/16/26	(0.15)%	1D OBFR01	Monthly	44,327
Constellation Energy Corp.	Goldman Sachs Bank USA	(16,518,031)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,322,643
Corning, Inc.	Barclays Bank PLC	(14,933,931)	01/25/27	(0.10)%	1D OBFR01	Monthly	(550,468)
Corteva, Inc.	Morgan Stanley & Co. International PLC	(29,645,767)	10/03/28	(0.15)%	1D FEDL01	Monthly	(2,268,420)
CSX Corp.	BNP Paribas SA	(19,867,527)	06/16/26	(0.15)%	1D OBFR01	Monthly	(645,363)
D.R. Horton, Inc.	BNP Paribas SA	(9,927,118)	06/16/26	0.20%	1D OBFR01	Monthly	340,243
D.R. Horton, Inc.	BNP Paribas SA	(15,808,507)	06/16/26	0.20%	1D OBFR01	Monthly	541,822
Danaher Corp.	Barclays Bank PLC	(12,119,150)	01/25/27	(0.10)%	1D OBFR01	Monthly	25,514
DaVita, Inc.	Citibank N.A.	(29,528,894)	02/24/28	(0.15)%	1D OBFR01	Monthly	(71,339)
Deere & Co.	Bank of America N.A.	(7,053,526)	02/15/28	(0.15)%	1D OBFR01	Monthly	113,107
Deere & Co.	Citibank N.A.	(1,704,245)	02/24/28	(0.15)%	1D OBFR01	Monthly	17,161
Deere & Co.	SG Americas Securities LLC	(28,354,179)	12/08/27	0.05%	1D OBFR01	Monthly	283,250
Dell Technologies, Inc., Class C	Goldman Sachs Bank USA	(1,604,686)	08/18/26	(0.15)%	1D FEDL01	Monthly	106,672
Delta Air Lines, Inc.	BNP Paribas SA	(28,277,340)	06/16/26	(0.15)%	1D OBFR01	Monthly	(2,596,570)
Devon Energy Corp.	Citibank N.A.	(7,003,332)	02/24/28	(0.15)%	1D OBFR01	Monthly	42,617
Devon Energy Corp.	HSBC Bank PLC	(6,888,251)	02/09/28	(0.15)%	1D OBFR01	Monthly	(845,278)
Dick’s Sporting Goods, Inc.	HSBC Bank PLC	(20,326,976)	02/09/28	(0.15)%	1D OBFR01	Monthly	(247,991)
Dick’s Sporting Goods, Inc.	SG Americas Securities LLC	(13,767,127)	12/08/27	(0.15)%	1D OBFR01	Monthly	(215,490)
Dow, Inc.	Barclays Bank PLC	(26,943,828)	01/25/27	(0.14)%	1D OBFR01	Monthly	(4,194,086)
Dow, Inc.	BNP Paribas SA	(30,016,872)	06/16/26	(0.15)%	1D OBFR01	Monthly	(4,710,981)
DuPont de Nemours, Inc.	SG Americas Securities LLC	(32,227,081)	12/08/27	(0.13)%	1D OBFR01	Monthly	(443,204)
Eagle Materials, Inc.	BNP Paribas SA	(193,221)	06/16/26	(0.15)%	1D OBFR01	Monthly	(2,291)
Eastman Chemical Co.	Morgan Stanley & Co. International PLC	(4,262,391)	10/03/28	(0.15)%	1D FEDL01	Monthly	(520,813)
Eaton Corp PLC	BNP Paribas SA	(17,821,416)	06/16/26	(0.15)%	1D OBFR01	Monthly	145,365
Edison International	Barclays Bank PLC	(1,935,298)	01/25/27	(0.10)%	1D OBFR01	Monthly	(68,736)
Enbridge, Inc.	Bank of America N.A.	(20,009,199)	02/15/28	0.00%	1D OBFR01	Monthly	146,749
Equinix, Inc.	Goldman Sachs Bank USA	(17,937,178)	08/18/26	(0.15)%	1D FEDL01	Monthly	(38,463)
Equitable Holdings, Inc.	Barclays Bank PLC	(435,216)	01/25/27	(0.10)%	1D OBFR01	Monthly	11,086
Estee Lauder Cos, Inc., Class A	SG Americas Securities LLC	(3,115,888)	12/08/27	(0.03)%	1D OBFR01	Monthly	701,689
FactSet Research Systems, Inc.	SG Americas Securities LLC	(24,370,734)	12/08/27	(0.14)%	1D OBFR01	Monthly	156,169
FirstEnergy Corp.	BNP Paribas SA	(31,512,420)	06/16/26	(0.15)%	1D OBFR01	Monthly	669,700
Flex Ltd.	SG Americas Securities LLC	(1,008,630)	12/08/27	(0.09)%	1D OBFR01	Monthly	(25,704)
Ford Motor Co.	BNP Paribas SA	(31,820,711)	06/16/26	(0.15)%	1D OBFR01	Monthly	264,731
Ford Motor Co.	BNP Paribas SA	(30,633,207)	06/16/26	(0.15)%	1D OBFR01	Monthly	423,311
Fortune Brands Innovations, Inc.	Barclays Bank PLC	(3,183,519)	01/25/27	(0.20)%	1D OBFR01	Monthly	33,145
FTAI Aviation Ltd.	Citibank N.A.	(2,517,382)	02/24/28	(0.15)%	1D OBFR01	Monthly	(36,008)
FTAI Aviation Ltd.	HSBC Bank PLC	(16,781,023)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,903,153
Gap, Inc.	Goldman Sachs Bank USA	(1,872,242)	08/18/26	(0.15)%	1D FEDL01	Monthly	10,875
Gartner, Inc.	Barclays Bank PLC	(35,300,177)	01/25/27	(0.13)%	1D OBFR01	Monthly	802,324
Gen Digital, Inc.	Goldman Sachs Bank USA	(1,011,415)	08/18/26	(0.15)%	1D FEDL01	Monthly	87,352
Genpact Ltd.	Goldman Sachs Bank USA	(1,601,099)	08/18/26	(0.15)%	1D FEDL01	Monthly	43,081
Genuine Parts Co.	Barclays Bank PLC	(25,281,877)	01/25/27	(0.20)%	1D OBFR01	Monthly	(1,173,283)
Gilead Sciences, Inc.	BNP Paribas SA	(32,644,643)	06/16/26	(0.10)%	1D OBFR01	Monthly	1,269,669
Global Payments, Inc.	BNP Paribas SA	(14,341,331)	06/16/26	0.20%	1D OBFR01	Monthly	208,196
Globe Life, Inc.	BNP Paribas SA	(10,945,529)	06/16/26	(0.15)%	1D OBFR01	Monthly	50,884
Goodyear Tire & Rubber Co.	Citibank N.A.	(29,955,351)	02/24/28	(0.15)%	1D OBFR01	Monthly	(976,927)
Graphic Packaging Holding Co.	BNP Paribas SA	(10,738,669)	06/16/26	(0.10)%	1D OBFR01	Monthly	(43,389)
Halliburton Co.	HSBC Bank PLC	(10,943,059)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,370,646)
Hartford Financial Services Group, Inc.	BNP Paribas SA	(29,241,693)	06/16/26	0.00%	1D OBFR01	Monthly	(104,163)
Hartford Financial Services Group, Inc.	Goldman Sachs Bank USA	(2,468,778)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,743)
Herc Holdings, Inc.	BNP Paribas SA	(5,819,787)	06/16/26	(0.15)%	1D OBFR01	Monthly	485,698

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hewlett Packard Enterprise Co.	BNP Paribas SA	$ (29,590,734)	06/16/26	(0.15)%	1D OBFR01	Monthly	$ (2,654,363)
Hilton Worldwide Holdings, Inc.	Bank of America N.A.	(25,844,056)	02/15/28	(0.15)%	1D OBFR01	Monthly	(705,473)
Hilton Worldwide Holdings, Inc.	Morgan Stanley & Co. International PLC	(4,011,238)	10/03/28	(0.15)%	1D FEDL01	Monthly	(45,493)
Home Depot, Inc.	Barclays Bank PLC	(30,322,022)	01/25/27	(0.10)%	1D OBFR01	Monthly	184,186
Humana, Inc.	Goldman Sachs Bank USA	(33,522,065)	08/18/26	(0.15)%	1D FEDL01	Monthly	(664,375)
Huntington Ingalls Industries, Inc.	BNP Paribas SA	(13,115,920)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,155,148
Huntsman Corp.	Goldman Sachs Bank USA	(6,939,514)	08/18/26	(0.15)%	1D FEDL01	Monthly	(234,283)
Hyatt Hotels Corp., Class A	Barclays Bank PLC	(22,042,033)	01/25/27	(0.15)%	1D OBFR01	Monthly	265,038
Hyatt Hotels Corp., Class A	BNP Paribas SA	(7,167,268)	06/16/26	(0.15)%	1D OBFR01	Monthly	(124,754)
Ingersoll Rand, Inc.	Goldman Sachs Bank USA	(6,318,017)	08/18/26	(0.15)%	1D FEDL01	Monthly	278,171
Intel Corp.	Bank of America N.A.	(1,340,905)	02/15/28	0.10%	1D OBFR01	Monthly	47,764
Intel Corp.	Citibank N.A.	(3,072,197)	02/24/28	(0.15)%	1D OBFR01	Monthly	(49,206)
Intel Corp.	Goldman Sachs Bank USA	(5,919,514)	08/18/26	(0.15)%	1D FEDL01	Monthly	192,190
Intel Corp.	SG Americas Securities LLC	(30,567,542)	12/08/27	0.05%	1D OBFR01	Monthly	(83,347)
Intel Corp.	SG Americas Securities LLC	(7,142,955)	12/08/27	0.05%	1D OBFR01	Monthly	(19,476)
International Business Machines Corp.	Goldman Sachs Bank USA	(34,151,575)	08/18/26	(0.10)%	1D FEDL01	Monthly	917,240
International Flavors & Fragrances, Inc.	Citibank N.A.	(2,385,290)	02/24/28	(0.15)%	1D OBFR01	Monthly	(96,791)
International Flavors & Fragrances, Inc.	HSBC Bank PLC	(25,643,165)	02/09/28	(0.15)%	1D OBFR01	Monthly	213,810
International Paper Co.	Bank of America N.A.	(14,935,176)	02/15/28	(0.15)%	1D OBFR01	Monthly	732,038
International Paper Co.	Goldman Sachs Bank USA	(4,828,695)	08/18/26	(0.15)%	1D FEDL01	Monthly	236,676
International Paper Co.	Goldman Sachs Bank USA	(8,288,269)	08/18/26	(0.15)%	1D FEDL01	Monthly	406,244
Intuit, Inc.	Citibank N.A.	(3,394,139)	02/24/28	(0.15)%	1D OBFR01	Monthly	165,558
Iron Mountain, Inc.	Barclays Bank PLC	(20,841,161)	01/25/27	(0.12)%	1D OBFR01	Monthly	(58,010)
Iron Mountain, Inc.	BNP Paribas SA	(10,217,673)	06/16/26	(0.15)%	1D OBFR01	Monthly	405,798
Iron Mountain, Inc.	Goldman Sachs Bank USA	(12,811,758)	08/18/26	(0.15)%	1D FEDL01	Monthly	442,195
KB Home	Bank of America N.A.	(11,569,321)	02/15/28	(0.15)%	1D OBFR01	Monthly	543,311
KB Home	Citibank N.A.	(15,830,399)	02/24/28	(0.15)%	1D OBFR01	Monthly	(135,097)
KB Home	Morgan Stanley & Co. International PLC	(217,351)	10/03/28	(0.15)%	1D FEDL01	Monthly	(5,381)
Keysight Technologies, Inc.	Citibank N.A.	(386,628)	02/24/28	(0.15)%	1D OBFR01	Monthly	8,817
KKR & Co., Inc., Class A	Bank of America N.A.	(10,901,207)	02/15/28	0.10%	1D OBFR01	Monthly	(810,310)
KKR & Co., Inc., Class A	Goldman Sachs Bank USA	(21,080,624)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,412,138)
Kohl’s Corp.	Barclays Bank PLC	(21,196,429)	01/25/27	(0.15)%	1D OBFR01	Monthly	396,791
Kohl’s Corp.	BNP Paribas SA	(7,111,439)	06/16/26	(0.15)%	1D OBFR01	Monthly	(103,867)
Kohl’s Corp.	Morgan Stanley & Co. International PLC	(10,428,410)	10/03/28	(0.15)%	1D FEDL01	Monthly	198,259
Lennar Corp., Class A	Barclays Bank PLC	(32,168,970)	01/25/27	(0.10)%	1D OBFR01	Monthly	2,145,342
Lincoln National Corp.	Barclays Bank PLC	(30,229,911)	01/25/27	(0.20)%	1D OBFR01	Monthly	(696,943)
Lincoln National Corp.	HSBC Bank PLC	(1,600,414)	02/09/28	(0.15)%	1D OBFR01	Monthly	(70,606)
LKQ Corp.	Citibank N.A.	(3,547,504)	02/24/28	(0.15)%	1D OBFR01	Monthly	(71,468)
LKQ Corp.	HSBC Bank PLC	(32,438,060)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,039,023
Lumen Technologies, Inc.	Citibank N.A.	(230,654)	02/24/28	(0.15)%	1D OBFR01	Monthly	(6,133)
LyondellBasell Industries NV, Class A	SG Americas Securities LLC	(28,317,180)	12/08/27	(0.15)%	1D OBFR01	Monthly	(5,822,778)
Marathon Petroleum Corp.	Goldman Sachs Bank USA	(22,520,361)	08/18/26	(0.15)%	1D FEDL01	Monthly	(951,197)
Marriott International, Inc., Class A	Barclays Bank PLC	(31,558,811)	01/25/27	(0.20)%	1D OBFR01	Monthly	(53,159)
Matador Resources Co.	Barclays Bank PLC	(3,255,158)	01/25/27	(0.20)%	1D OBFR01	Monthly	(211,845)
McKesson Corp.	Goldman Sachs Bank USA	(26,569,044)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,084,548
Merck & Co., Inc.	Citibank N.A.	(641,446)	02/24/28	(0.15)%	1D OBFR01	Monthly	(25,562)
Merck & Co., Inc.	SG Americas Securities LLC	(32,428,806)	12/08/27	0.05%	1D OBFR01	Monthly	(1,292,331)
MetLife, Inc.	Barclays Bank PLC	(581,250)	01/25/27	(0.10)%	1D OBFR01	Monthly	(12,939)
MetLife, Inc.	BNP Paribas SA	(17,592,437)	06/16/26	0.05%	1D OBFR01	Monthly	(396,822)
MGM Resorts International	BNP Paribas SA	(17,028,001)	06/16/26	(0.15)%	1D OBFR01	Monthly	(286,017)
Molina Healthcare, Inc.	Citibank N.A.	(3,288,259)	02/24/28	(0.15)%	1D OBFR01	Monthly	75,862
Molina Healthcare, Inc.	HSBC Bank PLC	(32,834,846)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,862,341
Mondelez International, Inc., Class A	Citibank N.A.	(16,721,872)	02/24/28	(0.15)%	1D OBFR01	Monthly	(68,199)
Mosaic Co.	Citibank N.A.	(1,735,903)	02/24/28	(0.15)%	1D OBFR01	Monthly	(102,366)
Motorola Solutions, Inc.	Bank of America N.A.	(10,336,194)	02/15/28	(0.15)%	1D OBFR01	Monthly	808,383
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Motorola Solutions, Inc.	Citibank N.A.	$ (4,980,572)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ 247,262
Murphy Oil Corp.	Barclays Bank PLC	(28,197,721)	01/25/27	(0.14)%	1D OBFR01	Monthly	(2,729,054)
Murphy Oil Corp.	Citibank N.A.	(6,395,143)	02/24/28	(0.15)%	1D OBFR01	Monthly	(442,705)
Murphy Oil Corp.	HSBC Bank PLC	(856,445)	02/09/28	(0.15)%	1D OBFR01	Monthly	(193,120)
Murphy USA, Inc.	Citibank N.A.	(3,387,401)	02/24/28	(0.15)%	1D OBFR01	Monthly	(169,183)
NextEra Energy, Inc.	Barclays Bank PLC	(4,908,422)	01/25/27	(0.20)%	1D OBFR01	Monthly	(144,157)
NextEra Energy, Inc.	Citibank N.A.	(10,853,135)	02/24/28	(0.15)%	1D OBFR01	Monthly	(318,750)
NextEra Energy, Inc.	Goldman Sachs Bank USA	(30,427,698)	08/19/26	(0.15)%	1D FEDL01	Monthly	(25,796)
NextEra Energy, Inc.	HSBC Bank PLC	(17,038,228)	02/09/28	(0.15)%	1D OBFR01	Monthly	(161,105)
NiSource, Inc.	Citibank N.A.	(633,353)	02/24/28	(0.15)%	1D OBFR01	Monthly	(11,488)
NiSource, Inc.	HSBC Bank PLC	(253,068)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,991
Norwegian Cruise Line Holdings Ltd.	BNP Paribas SA	(36,615,594)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,939,212
NRG Energy, Inc.	Barclays Bank PLC	(6,518,218)	01/25/27	(0.10)%	1D OBFR01	Monthly	241,797
NRG Energy, Inc.	Goldman Sachs Bank USA	(3,152,335)	08/18/26	(0.15)%	1D FEDL01	Monthly	(52,808)
Nucor Corp.	SG Americas Securities LLC	(24,621,279)	12/08/27	(0.15)%	1D OBFR01	Monthly	53,755
Olin Corp.	Goldman Sachs Bank USA	(7,511,510)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,648,511)
Olin Corp.	Goldman Sachs Bank USA	(7,406,704)	08/18/26	(0.15)%	1D FEDL01	Monthly	(135,143)
Olin Corp.	HSBC Bank PLC	(18,715,273)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,663,091)
Omnicom Group, Inc.	Barclays Bank PLC	(6,107,022)	01/25/27	(0.20)%	1D OBFR01	Monthly	26,644
OneMain Holdings, Inc.	Citibank N.A.	(2,053,371)	02/24/28	(0.15)%	1D OBFR01	Monthly	(32,364)
OneMain Holdings, Inc.	Morgan Stanley & Co. International PLC	(30,925,533)	10/03/28	(0.15)%	1D FEDL01	Monthly	(487,432)
ONEOK, Inc.	BNP Paribas SA	(31,834,854)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,891,734)
Open Text Corp.	Bank of America N.A.	(23,194,304)	02/15/28	0.00%	1D OBFR01	Monthly	103,824
Open Text Corp.	Citibank N.A.	(5,440,157)	02/24/28	(0.15)%	1D OBFR01	Monthly	123,462
Open Text Corp.	HSBC Bank PLC	(6,197,005)	02/09/28	(0.15)%	1D OBFR01	Monthly	815,459
Oracle Corp.	BNP Paribas SA	(32,558,031)	06/16/26	0.09%	1D OBFR01	Monthly	1,646,395
Oracle Corp.	BNP Paribas SA	(36,307,643)	06/16/26	0.09%	1D OBFR01	Monthly	1,836,681
Ovintiv, Inc.	Bank of America N.A.	(28,021,266)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,309,557)
Owens Corning	BNP Paribas SA	(816,695)	06/16/26	(0.15)%	1D OBFR01	Monthly	(2,422)
Packaging Corp. of America	Goldman Sachs Bank USA	(28,144,263)	08/18/26	(0.15)%	1D FEDL01	Monthly	357,450
Patterson-UTI Energy, Inc.	Morgan Stanley & Co. International PLC	(1,346,771)	10/03/28	(0.15)%	1D FEDL01	Monthly	20,573
Paychex, Inc.	Goldman Sachs Bank USA	(19,515,506)	08/18/26	(0.15)%	1D FEDL01	Monthly	153,725
PayPal Holdings, Inc.	Citibank N.A.	(14,835,229)	02/24/28	(0.01)%	1D OBFR01	Monthly	(169,914)
PennyMac Financial Services, Inc., Class A	Goldman Sachs Bank USA	(6,920,260)	08/18/26	(0.15)%	1D FEDL01	Monthly	(115,877)
PepsiCo, Inc.	Goldman Sachs Bank USA	(17,244,316)	08/18/26	0.10%	1D FEDL01	Monthly	265,684
PG&E Corp.	Citibank N.A.	(1,036,439)	02/24/28	(0.15)%	1D OBFR01	Monthly	(9,415)
PG&E Corp.	HSBC Bank PLC	(29,973,759)	02/09/28	(0.15)%	1D OBFR01	Monthly	989,777
Philip Morris International, Inc.	Barclays Bank PLC	(15,479,070)	01/25/27	(0.15)%	1D OBFR01	Monthly	(199,130)
Post Holdings, Inc.	BNP Paribas SA	(25,722,843)	06/16/26	(0.15)%	1D OBFR01	Monthly	(308,478)
Principal Financial Group, Inc.	SG Americas Securities LLC	(8,749,211)	12/08/27	0.01%	1D OBFR01	Monthly	48,280
Prologis, Inc.	BNP Paribas SA	(7,359,505)	06/16/26	0.08%	1D OBFR01	Monthly	103,748
Prudential Financial, Inc.	Barclays Bank PLC	(16,150,934)	01/25/27	(0.20)%	1D OBFR01	Monthly	(582,386)
Prudential Financial, Inc.	Citibank N.A.	(5,003,122)	02/24/28	(0.15)%	1D OBFR01	Monthly	(180,407)
Prudential Financial, Inc.	HSBC Bank PLC	(8,962,548)	02/09/28	(0.15)%	1D OBFR01	Monthly	(164,433)
PulteGroup, Inc.	Barclays Bank PLC	(30,613,708)	01/25/27	(0.20)%	1D OBFR01	Monthly	263,860
PulteGroup, Inc.	BNP Paribas SA	(2,592,457)	06/16/26	(0.10)%	1D OBFR01	Monthly	50,905
Quanta Services, Inc.	HSBC Bank PLC	(33,966,520)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,137,320
Quanta Services, Inc.	Morgan Stanley & Co. International PLC	(834,507)	10/03/28	(0.15)%	1D FEDL01	Monthly	(4)
Raymond James Financial, Inc.	Goldman Sachs Bank USA	(22,664,306)	08/18/26	(0.15)%	1D FEDL01	Monthly	(152,860)
Reliance, Inc.	BNP Paribas SA	(104,826)	06/16/26	(0.15)%	1D OBFR01	Monthly	(2,154)
Roper Technologies, Inc.	Citibank N.A.	(13,386,358)	02/24/28	(0.15)%	1D OBFR01	Monthly	(75,185)
Roper Technologies, Inc.	HSBC Bank PLC	(1,557,164)	02/09/28	(0.15)%	1D OBFR01	Monthly	39,459
Royal Caribbean Cruises Ltd.	SG Americas Securities LLC	(32,419,441)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,573,414
Royalty Pharma PLC, Class A	Citibank N.A.	(4,758,952)	02/24/28	(0.15)%	1D OBFR01	Monthly	(220,670)
Salesforce, Inc.	Goldman Sachs Bank USA	(31,011,376)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,023,960
Sempra	Bank of America N.A.	(33,727,323)	02/15/28	0.00%	1D OBFR01	Monthly	(432,402)
Sempra	Citibank N.A.	(497,861)	02/24/28	(0.15)%	1D OBFR01	Monthly	(19,763)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Shift4 Payments, Inc., Class A	Citibank N.A.	$ (893,878)	02/24/28	(7.49)%	1D OBFR01	Monthly	$ (51)
Shift4 Payments, Inc., Class A	Goldman Sachs Bank USA	(706,798)	08/18/26	(8.45)%	1D FEDL01	Monthly	(885)
Shift4 Payments, Inc., Class A	Morgan Stanley & Co. International PLC	(360,943)	10/03/28	(7.89)%	1D FEDL01	Monthly	(879)
Simon Property Group, Inc.	BNP Paribas SA	(14,785,384)	06/16/26	0.20%	1D OBFR01	Monthly	212,727
SLB Ltd.	Barclays Bank PLC	(26,533,290)	01/25/27	(0.20)%	1D OBFR01	Monthly	(1,152,919)
SLM Corp.	Citibank N.A.	(12,545,499)	02/24/28	(0.15)%	1D OBFR01	Monthly	(773,148)
SLM Corp.	HSBC Bank PLC	(14,993,472)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,073,106)
Snap, Inc., Class A	Barclays Bank PLC	(4,191,681)	01/25/27	(0.20)%	1D OBFR01	Monthly	(386,432)
Southern Co.	Barclays Bank PLC	(29,986,031)	01/25/27	(0.14)%	1D OBFR01	Monthly	(885,987)
Southern Copper Corp.	BNP Paribas SA	(18,276,280)	06/16/26	(0.15)%	1D OBFR01	Monthly	466,522
Southwest Airlines Co.	SG Americas Securities LLC	(2,541,348)	12/08/27	(0.15)%	1D OBFR01	Monthly	241,162
Starbucks Corp.	Barclays Bank PLC	(33,185,044)	01/25/27	0.30%	1D OBFR01	Monthly	1,499,569
Steel Dynamics, Inc.	HSBC Bank PLC	(21,245,122)	02/09/28	(0.15)%	1D OBFR01	Monthly	274,942
Stellantis NV	Bank of America N.A.	(14,401,098)	02/15/28	(0.05)%	1D OBFR01	Monthly	(1,139,813)
Stellantis NV	Citibank N.A.	(19,416,242)	02/24/28	(0.15)%	1D OBFR01	Monthly	(1,473,159)
Suncor Energy, Inc.	Goldman Sachs Bank USA	(14,359,953)	08/18/26	(0.15)%	1D FEDL01	Monthly	(820,027)
Synopsys, Inc.	Morgan Stanley & Co. International PLC	(17,909,862)	10/03/28	(0.15)%	1D FEDL01	Monthly	1,490,832
Targa Resources Corp.	Goldman Sachs Bank USA	(29,883,467)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,447,002)
Targa Resources Corp.	HSBC Bank PLC	(32,716,653)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,228,590)
Teledyne Technologies, Inc.	Barclays Bank PLC	(32,544,894)	01/25/27	(0.20)%	1D OBFR01	Monthly	980,312
Tempur Sealy International, Inc.	Bank of America N.A.	(18,182,493)	02/15/28	(0.15)%	1D OBFR01	Monthly	749,939
Tesla, Inc.	Barclays Bank PLC	(29,446,303)	01/25/27	0.10%	1D OBFR01	Monthly	584,005
T-Mobile US, Inc.	BNP Paribas SA	(7,170,127)	06/16/26	(0.15)%	1D OBFR01	Monthly	142,944
Toll Brothers, Inc.	BNP Paribas SA	(16,096,630)	06/16/26	(0.10)%	1D OBFR01	Monthly	645,360
Union Pacific Corp.	Citibank N.A.	(2,132,696)	02/24/28	(0.15)%	1D OBFR01	Monthly	(38,025)
Union Pacific Corp.	HSBC Bank PLC	(33,067,447)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,432,953
United Airlines Holdings, Inc.	Citibank N.A.	(31,303,530)	02/24/28	(0.15)%	1D OBFR01	Monthly	(405,010)
United Parcel Service, Inc., Class B	Barclays Bank PLC	(17,321,481)	01/25/27	(0.10)%	1D OBFR01	Monthly	(125,916)
UnitedHealth Group, Inc.	Bank of America N.A.	(9,079,438)	02/15/28	0.10%	1D OBFR01	Monthly	473,865
Unum Group	Goldman Sachs Bank USA	(4,032,715)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,529)
Valvoline, Inc.	BNP Paribas SA	(6,759,168)	06/16/26	(0.15)%	1D OBFR01	Monthly	12,357
Ventas, Inc.	Morgan Stanley & Co. International PLC	(616,030)	10/03/28	(0.15)%	1D FEDL01	Monthly	(19)
Verisk Analytics, Inc.	Citibank N.A.	(6,627,430)	02/24/28	(0.15)%	1D OBFR01	Monthly	323,366
Verizon Communications, Inc.	BNP Paribas SA	(32,895,324)	06/16/26	(0.15)%	1D OBFR01	Monthly	496,947
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	(30,967,605)	10/03/28	(0.15)%	1D FEDL01	Monthly	232,655
Viatris, Inc.	Barclays Bank PLC	(33,557,259)	01/25/27	(0.12)%	1D OBFR01	Monthly	(561,030)
Walmart, Inc.	Barclays Bank PLC	(22,626,187)	01/25/27	0.10%	1D OBFR01	Monthly	(667,240)
Walmart, Inc.	Citibank N.A.	(1,105,192)	02/24/28	(0.15)%	1D OBFR01	Monthly	(32,592)
Walmart, Inc.	HSBC Bank PLC	(29,518,689)	02/09/28	0.26%	1D OBFR01	Monthly	14,244
Welltower, Inc.	Morgan Stanley & Co. International PLC	(2,489,785)	10/03/28	(0.15)%	1D FEDL01	Monthly	(3,140)
WESCO International, Inc.	Barclays Bank PLC	(9,956,374)	01/25/27	(0.20)%	1D OBFR01	Monthly	(325,171)
Western Union Co.	SG Americas Securities LLC	(32,839,773)	12/08/27	(0.15)%	1D OBFR01	Monthly	3,314,416
Westinghouse Air Brake Technologies Corp.	BNP Paribas SA	(18,533,997)	06/16/26	(0.10)%	1D OBFR01	Monthly	(832,029)
Westlake Corp.	BNP Paribas SA	(33,336,817)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,821,213)
Weyerhaeuser Co.	Barclays Bank PLC	(13,231,192)	01/25/27	(0.20)%	1D OBFR01	Monthly	(725,545)
Whirlpool Corp.	Barclays Bank PLC	(13,385,807)	01/25/27	(1.25)%	1D OBFR01	Monthly	125,423
Whirlpool Corp.	Barclays Bank PLC	(6,098,065)	01/25/27	(1.25)%	1D OBFR01	Monthly	57,138
Whirlpool Corp.	Goldman Sachs Bank USA	(1,541,253)	08/18/26	(1.19)%	1D FEDL01	Monthly	65,678
Whirlpool Corp.	Goldman Sachs Bank USA	(1,517,993)	08/18/26	(1.19)%	1D FEDL01	Monthly	64,687
Whirlpool Corp.	Morgan Stanley & Co. International PLC	(19,740,150)	10/03/28	(1.09)%	1D FEDL01	Monthly	177,165
Whirlpool Corp.	Morgan Stanley & Co. International PLC	(18,151,666)	10/03/28	(1.09)%	1D FEDL01	Monthly	161,420
Whirlpool Corp.	SG Americas Securities LLC	(2,021,412)	12/08/27	(1.00)%	1D OBFR01	Monthly	55,974
Whirlpool Corp.	SG Americas Securities LLC	(4,303,250)	12/08/27	(0.94)%	1D OBFR01	Monthly	254,990
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Williams Cos, Inc.	Bank of America N.A.	$ (883,724)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ 13,276
Williams Cos, Inc.	Goldman Sachs Bank USA	(29,294,356)	08/18/26	(0.15)%	1D FEDL01	Monthly	440,069
Wyndham Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	(682,120)	10/03/28	(0.15)%	1D FEDL01	Monthly	(3,543)
Xcel Energy, Inc.	BNP Paribas SA	(1,283,468)	06/16/26	(0.15)%	1D OBFR01	Monthly	34,433
Total short positions of equity swaps							(45,781,111)
Total long and short positions of equity swaps							(99,071,502)
Net dividends and financing fees							(1,262,004)
Total equity swap contracts including dividends and financing fees							$ (100,333,506)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 113,875,727	$ —	$ 113,875,727
Common Stocks	619,574,740	—	—	619,574,740
Corporate Bonds	—	4,680,023,116	—	4,680,023,116
Non-Agency Mortgage-Backed Securities	—	2,164,419,935	—	2,164,419,935
Preferred Securities
Capital Trusts	—	81,386,496	—	81,386,496
U.S. Government Sponsored Agency Securities	—	949,428,067	—	949,428,067
Short-Term Securities
Money Market Funds	9,887,287	—	—	9,887,287
U.S. Treasury Obligations	—	154,464,264	—	154,464,264
Liabilities
Investments
TBA Sale Commitments	—	(23,792,598)	—	(23,792,598)
	$629,462,027	$8,119,805,007	$—	$8,749,267,034

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 134,929,058	$ —	$ 134,929,058
Foreign Currency Exchange Contracts	—	19,968,975	—	19,968,975
Interest Rate Contracts	26,346,225	18,316,261	—	44,662,486
Other Contracts	—	3,104,488	—	3,104,488
Liabilities
Credit Contracts	—	(3,870,592)	—	(3,870,592)
Equity Contracts	—	(235,262,564)	—	(235,262,564)
Foreign Currency Exchange Contracts	—	(14,111,854)	—	(14,111,854)
Interest Rate Contracts	(44,026,201)	(9,994,690)	—	(54,020,891)
Other Contracts	—	(976,229)	—	(976,229)
	$(17,679,976)	$(87,897,147)	$—	$(105,577,123)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
Currency Abbreviation (continued)
ZAR	South African Rand

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
CDC	Certificate of Deposit Rate
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVR	Contingent Value Right
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Systematic Multi-Strategy Fund

Portfolio Abbreviation (continued)
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
STACR	Structured Agency Credit Risk
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate